UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-02354

Name of Fund:	BlackRock Liquidity Funds
California Money Fund
Federal Trust Fund
FedFund
MuniCash
MuniFund
New York Money Fund
TempCash
TempFund
T-Fund
Treasury Trust Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Liquidity

Funds, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,

NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 04/30/2008

Item 1	–	Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock Liquidity Funds

SEMI-ANNUAL REPORT | APRIL 30, 2008 (UNAUDITED)

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

Privacy Principles of BlackRock Liquidity Funds

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

2	SEMI-ANNUAL REPORT	APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

We are pleased to present this semi-annual report to shareholders of BlackRock Liquidity Funds for the six months ending April 30, 2008. BlackRock Liquidity Funds offer a variety of high-quality taxable and tax-exempt money market funds that are designed to meet the varied needs of our investors. Following is an overview of market events that have occurred during this six month reporting period.

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the “Fed”) intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed’s other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns. The Fed’s response to the financial crisis helped to improve credit conditions and investor mood. Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-to–quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April 30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Our extensive experience through multiple interest rate cycles and market events, our rigorous credit standards and our consistent focus on risk management enabled us to deliver on our fundamental objectives of safety, liquidity and yield. Should you wish to discuss your investment options, please contact your account representative or call our Client Service Center at (800) 821-7432.

As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito

President, BlackRock Institutional Management Corporation

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary	TempFund

Fund Profile as of April 30, 2008

Fund Diversification	Percentage of Total Investments
Certificates of Deposit	47%
Commercial Paper	33
Variable Rate Obligations	6
Agency Obligations	5
Time Deposits	3
Repurchase Agreements	3
Master Notes	2
Promissory Note	1

7-Day Yield (Annualized)
Institutional	2.88%
Dollar	2.63
Cash Management	2.38
Cash Reserve	2.48
Administration	2.78
Select (formerly Bear Stearns)	2.06
Premier Choice (formerly Bear Stearns Premier Choice)	2.61
Private Client (formerly Bear Stearns Private Client)	2.38
Premier (formerly Bear Stearns Premier)	2.38

Maturity Information

Maturity	Par	Percentage of Total Investments
1-30 Days	$28,932,966,000	42%
31-60 Days	13,088,197,000	19
61-90 Days	18,979,315,000	27
91-120 Days	1,762,814,000	3
121-150 Days	456,395,000	1
over 150 Days	5,777,970,000	8
Average Weighted Maturity – 49 days

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$1,020.72	$0.91	$1,000.00	$1,024.09	$0.91
Dollar	$1,000.00	$1,019.46	$2.16	$1,000.00	$1,022.83	$2.17
Cash Management	$1,000.00	$1,018.19	$3.42	$1,000.00	$1,021.57	$3.43
Cash Reserve	$1,000.00	$1,018.69	$2.92	$1,000.00	$1,022.07	$2.93
Administration	$1,000.00	$1,020.21	$1.41	$1,000.00	$1,023.59	$1.41
Select	$1,000.00	$1,016.58	$5.03	$1,000.00	$1,019.95	$5.05
Premier Choice	$1,000.00	$1,004.90	$0.77	$1,000.00	$1,024.22	$0.78
Private Client	$1,000.00	$1,018.20	$3.42	$1,000.00	$1,021.57	$3.43
Premier	$1,000.00	$1,018.20	$3.42	$1,000.00	$1,021.57	$3.43

*	For each class of the Fund except Premier Choice, expenses are equal to the annualized expense ratio for the class (0.18% for Institutional, 0.43% for Dollar, 0.68% for Cash Management, 0.58% for Cash Reserve, 0.28% for Administration, 1.00% for Select, 0.68% for Private Client and 0.68% for Premier), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). For Premier Choice, expenses are equal to the annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 62/366 (to reflect the period the class was open).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

4	SEMI-ANNUAL REPORT	APRIL 30, 2008

Fund Summary	TempCash

Fund Profile as of April 30, 2008

Fund Diversification	Percentage of Total Investments
Certificates of Deposit	38%
Commercial Paper	33
Variable Rate Obligations	14
Agency Obligations	7
Time Deposits	4
Promissory Note	2
Master Notes	2

7-Day Yield (Annualized)
Institutional	2.86%
Dollar	2.61
Cash Management	2.36
Administration	2.76

Maturity Information

Maturity	Par	Percentage of Total Investments
1-30 Days	$4,859,598,000	36%
31-60 Days	3,567,800,000	26
61-90 Days	3,349,450,000	24
91-120 Days	713,743,000	5
121-150 Days	106,225,000	1
over 150 Days	1,063,020,000	8
Average Weighted Maturity - 53 days

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$1,020.71	$0.91	$1,000.00	$1,024.09	$0.91
Dollar	$1,000.00	$1,019.45	$2.16	$1,000.00	$1,022.83	$2.17
Cash Management	$1,000.00	$1,018.17	$3.40	$1,000.00	$1,021.58	$3.42
Administration	$1,000.00	$1,005.10	$0.30	$1,000.00	$1,024.70	$0.30

*	For each class of the Fund except Administration, expenses are equal to the annualized expense ratio for the class (0.18% for Institutional, 0.43% for Dollar and 0.68% for Cash Management), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). For Administration, expenses are equal to the annualized expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 39/366 (to reflect the period the class was open).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	5

Fund Summary	FedFund

Fund Profile as of April 30, 2008

Fund Diversification	Percentage of Total Investments
Agency Obligations	54%
Repurchase Agreements	46

7-Day Yield (Annualized)
Institutional	2.42%
Dollar	2.17
Cash Reserve	2.02
Administration	2.32
Select (formerly Bear Stearns)	1.62
Premier Choice (formerly Bear Stearns Premier Choice)	2.17
Private Client (formerly Bear Stearns Private Client)	1.94
Premier (formerly Bear Stearns Premier)	1.94

Maturity Information

Maturity	Par	Percentage of Total Investments
1-30 Days	$5,464,170,000	54%
31-60 Days	1,297,599,000	13
61-90 Days	1,749,555,000	17
91-120 Days	519,685,000	5
121-150 Days	603,240,000	6
over 150 Days	440,811,000	5
Average Weighted Maturity - 43 days

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$1,018.49	$1.01	$1,000.00	$1,023.99	$1.01
Dollar	$1,000.00	$1,017.24	$2.26	$1,000.00	$1,022.73	$2.27
Cash Reserve	$1,000.00	$1,016.48	$3.02	$1,000.00	$1,021.97	$3.03
Administration	$1,000.00	$1,018.00	$1.51	$1,000.00	$1,023.49	$1.51
Select	$1,000.00	$1,014.45	$5.02	$1,000.00	$1,019.95	$5.05
Premier Choice	$1,000.00	$1,017.24	$2.26	$1,000.00	$1,022.73	$2.27
Private Client	$1,000.00	$1,016.07	$3.42	$1,000.00	$1,021.57	$3.43
Premier	$1,000.00	$1,016.07	$3.42	$1,000.00	$1,021.57	$3.43

*	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.20% for Institutional, 0.45% for Dollar, 0.60% for Cash Reserve, 0.30% for Administration, 1.00% for Select, 0.45% for Premier Choice, 0.68% for Private Client and 0.68% for Premier), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

6	SEMI-ANNUAL REPORT	APRIL 30, 2008

Fund Summary	T-Fund

Fund Profile as of April 30, 2008

Fund Diversification	Percentage of Total Investments
Repurchase Agreements	100%

7-Day Yield (Annualized)
Institutional	1.71%
Dollar	1.46
Cash Management	1.21
Administration	1.61
Select	0.91
Premier Choice (formerly Bear Stearns Premier Choice)	1.46
Private Client (formerly Bear Stearns Private Client)	1.23
Premier (formerly Bear Stearns Premier)	1.23

Maturity Information

Maturity	Par	Percentage of Total Investments
1-30 Days	$8,440,707,000	86%
31-60 Days	875,000,000	9
61-90 Days	475,000,000	5
Average Weighted Maturity - 10 days

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$1,014.39	$1.00	$1,000.00	$1,023.99	$1.01
Dollar	$1,000.00	$1,013.12	$2.26	$1,000.00	$1,022.73	$2.27
Cash Management	$1,000.00	$1,011.88	$3.51	$1,000.00	$1,021.47	$3.53
Administration	$1,000.00	$1,013.90	$1.49	$1,000.00	$1,023.50	$1.50
Select	$1,000.00	$1,001.80	$1.72	$1,000.00	$1,023.26	$1.74
Premier Choice	$1,000.00	$1,014.05	$2.23	$1,000.00	$1,022.76	$2.24
Private Client	$1,000.00	$1,012.82	$3.40	$1,000.00	$1,021.58	$3.42
Premier	$1,000.00	$1,012.82	$3.40	$1,000.00	$1,021.58	$3.42

*	For each class of the Fund except Select, expenses are equal to the annualized expense ratio for the class (0.20% for Institutional, 0.45% for Dollar, 0.70% for Cash Management, 0.30% for Administration, 0.45% for Premier Choice, 0.68% for Private Client and 0.68% for Premier), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). For Select, expenses are equal to the annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 63/366 (to reflect the period the class was open).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	7

Fund Summary	Federal Trust Fund

Fund Profile as of April 30, 2008

Fund Diversification	Percentage of Total Investments
Agency Obligations	100%

7-Day Yield (Annualized)
Institutional	2.22%
Dollar	1.97
Administration	2.12

Maturity Information

Maturity	Par	Percentage of Total Investments
1-30 Days	$343,048,000	55%
31-60 Days	158,698,000	25
61-90 Days	42,174,000	7
91-120 Days	30,285,000	5
over 150 Days	54,014,000	8
Average Weighted Maturity - 44 days

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$1,018.04	$1.01	$1,000.00	$1,023.99	$1.01
Dollar	$1,000.00	$1,016.79	$2.26	$1,000.00	$1,022.73	$2.27
Administration	$1,000.00	$1,017.55	$1.51	$1,000.00	$1,023.49	$1.51

*	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.20% for Institutional, 0.45% for Dollar and 0.30% for Administration), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

8	SEMI-ANNUAL REPORT	APRIL 30, 2008

Fund Summary	Treasury Trust Fund

Fund Profile as of April 30, 2008

Fund Diversification	Percentage of Total Investments
U.S. Treasury Obligations	100%

7-Day Yield (Annualized)
Institutional	1.18%
Dollar	0.93
Cash Management	0.68
Administration	1.08

Maturity Information

Maturity	Par	Percentage of Total Investments
1-30 Days	$2,436,681,000	42%
31-60 Days	1,446,856,000	25
61-90 Days	1,254,137,000	22
91-120 Days	340,000,000	6
121-150 Days	222,000,000	4
over 150 Days	36,000,000	1
Average Weighted Maturity - 44 days

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$1,013.40	$1.00	$1,000.00	$1,023.99	$1.01
Dollar	$1,000.00	$1,012.13	$2.26	$1,000.00	$1,022.73	$2.27
Cash Management	$1,000.00	$1,010.88	$3.51	$1,000.00	$1,021.47	$3.53
Administration	$1,000.00	$1,012.89	$1.51	$1,000.00	$1,023.49	$1.51

*	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.20% for Institutional, 0.45% for Dollar, 0.70% for Cash Management and 0.30% for Administration), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	9

Fund Summary	MuniFund

Fund Profile as of April 30, 2008

Top 10 State Concentration	Percentage of Total Investments
Texas	15%
Tennessee	8
New York	6
Florida	6
California	5
Ohio	5
Pennsylvania	5
Massachusetts	4
Illinois	4
Michigan	4

7-Day Yield (Annualized)
Institutional	2.45%
Dollar	2.20
Cash Management	1.95
Administration	2.35
Select (formerly Bear Stearns)	1.65
Premier Choice (formerly Bear Stearns Premier Choice)	2.20
Private Client (formerly Bear Stearns Private Client)	1.97
Premier (formerly Bear Stearns Premier)	1.97

Maturity Information

Maturity	Par	Percentage of Total Investments
1-30 Days	$3,825,977,830	82%
31-60 Days	207,660,000	4
61-90 Days	215,180,000	5
91-120 Days	131,670,000	3
121-150 Days	2,300,000	0
over 150 Days	263,975,000	6
Average Weighted Maturity - 27 days

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$1,014.10	$1.00	$1,000.00	$1,024.00	$1.00
Dollar	$1,000.00	$1,012.86	$2.25	$1,000.00	$1,022.74	$2.26
Cash Management	$1,000.00	$1,011.60	$3.51	$1,000.00	$1,021.47	$3.53
Administration	$1,000.00	$1,013.61	$1.50	$1,000.00	$1,023.49	$1.51
Select	$1,000.00	$1,010.09	$5.01	$1,000.00	$1,019.96	$5.04
Premier Choice	$1,000.00	$1,012.84	$2.26	$1,000.00	$1,022.73	$2.27
Private Client	$1,000.00	$1,011.68	$3.40	$1,000.00	$1,021.57	$3.43
Premier	$1,000.00	$1,011.68	$3.40	$1,000.00	$1,021.57	$3.43

*	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.20% for Institutional, 0.45% for Dollar, 0.70% for Cash Management, 0.30% for Administration, 1.00% for Select, 0.45% for Premier Choice, 0.68% for Private Client and 0.68% for Premier), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

10	SEMI-ANNUAL REPORT	APRIL 30, 2008

Fund Summary	MuniCash

Fund Profile as of April 30, 2008

Top 10 State Concentration	Percentage of Total Investments
Texas	11%
Ohio	11
New York	9
Michigan	7
Missouri	7
Kentucky	6
Illinois	6
Louisiana	6
Florida	5
Virginia	3

7-Day Yield (Annualized)
Institutional	2.60%
Dollar	2.35

Maturity Information

Maturity	Par	Percentage of Total Investments
1-30 Days	$636,882,611	88%
31-60 Days	11,395,000	2
91-120 Days	37,200,000	5
121-150 Days	1,130,000	0
over 150 Days	33,025,000	5
Average Weighted Maturity - 25 days

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$1,014.54	$0.73	$1,000.00	$1,024.27	$0.73
Dollar	$1,000.00	$1,013.29	$1.96	$1,000.00	$1,023.03	$1.97

*	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.15% for Institutional and 0.39% for Dollar), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	11

Fund Summary	California Money Fund

Fund Profile as of April 30, 2008

Fund Diversification	Percentage of Total Investments
Variable Rate Demand Notes	81%
Municipal Notes	10
Tax Exempt Commercial Paper	8
Municipal Put Bonds	1

7-Day Yield (Annualized)
Institutional	2.27%
Dollar	2.02
Cash Management	1.77
Administration	2.17
Select (formerly Bear Stearns)	1.47
Premier Choice (formerly Bear Stearns Premier Choice)	2.01
Private Client (formerly Bear Stearns Private Client)	1.79
Premier (formerly Bear Stearns Premier)	1.79

Maturity Information

Maturity	Par	Percentage of Total Investments
1-30 Days	$926,169,739	83%
31-60 Days	55,000,000	5
61-90 Days	97,825,000	9
91-120 Days	13,635,000	1
over 150 Days	19,045,000	2
Average Weighted Maturity - 17 days

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$1,012.76	$0.99	$1,000.00	$1,024.00	$1.00
Dollar	$1,000.00	$1,011.51	$2.24	$1,000.00	$1,022.74	$2.26
Cash Management	$1,000.00	$1,010.25	$3.50	$1,000.00	$1,021.48	$3.52
Administration	$1,000.00	$1,012.26	$1.49	$1,000.00	$1,023.50	$1.50
Select	$1,000.00	$1,008.73	$5.00	$1,000.00	$1,019.96	$5.04
Premier Choice	$1,000.00	$1,011.50	$2.26	$1,000.00	$1,022.73	$2.27
Private Client	$1,000.00	$1,010.34	$3.40	$1,000.00	$1,021.57	$3.43
Premier	$1,000.00	$1,010.34	$3.40	$1,000.00	$1,021.58	$3.42

*	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.20% for Institutional, 0.45% for Dollar, 0.70% for Cash Management, 0.30% for Administration, 1.00% for Select, 0.45% for Premier Choice, 0.68% for Private Client and 0.68% for Premier), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

12	SEMI-ANNUAL REPORT	APRIL 30, 2008

Fund Summary	New York Money Fund

Fund Profile as of April 30, 2008

Fund Diversification	Percentage of Total Investments
Variable Rate Demand Notes	85%
Municipal Notes	12
Municipal Bonds	2
Municipal Put Bonds	1

7-Day Yield (Annualized)
Institutional	2.28%
Dollar	2.03
Cash Management	1.78
Administration	2.18
Select (formerly Bear Stearns)	1.48
Premier Choice (formerly Bear Stearns Premier Choice)	2.03
Private Client (formerly Bear Stearns Private Client)	1.80
Premier (formerly Bear Stearns Premier)	1.80

Maturity Information

Maturity	Par	Percentage of Total Investments
1-30 Days	$687,462,750	87%
31-60 Days	46,626,000	6
61-90 Days	17,055,000	2
91-120 Days	15,000,000	2
121-150 Days	5,860,000	1
over 150 Days	20,986,000	2
Average Weighted Maturity - 21 days

Expense Example

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$1,012.94	$1.00	$1,000.00	$1,023.99	$1.01
Dollar	$1,000.00	$1,011.67	$2.26	$1,000.00	$1,022.73	$2.27
Cash Management	$1,000.00	$1,010.42	$3.51	$1,000.00	$1,021.47	$3.53
Administration	$1,000.00	$1,012.43	$1.50	$1,000.00	$1,023.49	$1.51
Select	$1,000.00	$1,008.91	$5.01	$1,000.00	$1,019.95	$5.05
Premier Choice	$1,000.00	$1,011.66	$2.26	$1,000.00	$1,022.73	$2.27
Private Client	$1,000.00	$1,010.52	$3.41	$1,000.00	$1,021.57	$3.43
Premier	$1,000.00	$1,010.52	$3.41	$1,000.00	$1,021.57	$3.43

*	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.20% for Institutional, 0.45% for Dollar, 0.70% Cash Management, 0.30% for Administration, 1.00% for Select, 0.45% for Premier Choice, 0.68% for Private Client and 0.68% for Premier), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	13

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on November 1, 2007 and held through April 30, 2008) are intended to assist shareholders both in calculating expenses ongoing costs based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

14	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

TempFund

	Par (000)	Value
Agency Obligations — 5.3%
Federal Home Loan Bank Variable Rate Notes — 1.8%
2.36%, 3/20/09(a)	$343,860	$344,143,868
2.64%, 8/13/09(a)	360,600	360,600,000
2.62%, 8/14/09(a)	527,935	527,866,957

		1,232,610,825

Federal Home Loan Mortgage Corp. Discount Notes — 0.2%
2.52%, 8/11/08(b)	74,145	73,615,605
2.50%, 8/18/08(b)	50,000	49,621,528

		123,237,133

Federal Home Loan Mortgage Corp. Variable Rate Notes — 2.0%
2.46%, 9/25/09(a)	849,070	848,719,766
2.82%, 9/28/09(a)	554,405	554,211,118

		1,402,930,884

Federal National Mortgage Assoc. Discount Notes — 1.3%
2.50%, 8/06/08(b)	262,879	261,108,218
2.50%, 8/20/08(b)	132,140	131,123,458
2.51%, 8/20/08(b)	90,000	89,303,475
2.49%, 9/08/08(b)	282,745	280,202,651
2.49%, 9/10/08(b)	173,650	172,064,576

		933,802,378

Total Agency Obligations (Cost $3,692,581,220)		3,692,581,220

Certificates of Deposit — 45.9%
Domestic — 2.4%
Chase Bank USA N.A., (A-1+, P-1)
4.70%, 5/07/08	825,000	825,000,000
HSBC Bank USA, (A-1+, P-1)
2.91%, 6/09/08	25,000	25,000,000
2.65%, 7/10/08	409,000	409,000,000
2.63%, 8/01/08	231,000	231,000,000
State Street Bank & Trust Co., (A-1+, P-1)
2.90%, 5/05/08	60,000	60,000,000
U.S. Bank, N.A., (A-1+, P-1)
2.77%, 10/27/08	70,000	70,000,000

		1,620,000,000

Yankee — 43.5%
Banco Bilbao Vizcaya Argentaria S.A., New York, (A-1+, P-1)(c)
2.86%, 5/06/08(d)	615,885	615,885,000
5.42%, 6/12/08(d)	41,435	41,453,353
2.61%, 6/25/08(d)	400,000	400,000,000
4.55%, 7/07/08(d)	200,000	200,000,000
2.72%, 7/08/08(d)	800,000	800,000,000
2.70%, 7/17/08(d)	100,000	100,000,000
3.00%, 10/24/08(d)	647,695	647,695,000
Bank of Montreal, Chicago, (A-1, P-1)
4.87%, 6/02/08(d)	220,270	220,270,000
Bank of Scotland Plc, New York, (A-1+, P-1)
4.70%, 5/01/08(d)	350,000	350,000,000
2.54%, 6/20/08(d)	400,000	400,000,000
4.39%, 7/07/08(d)	500,000	500,000,000
3.07%, 7/31/08(d)	407,000	407,000,000
2.68%, 10/02/08(d)	345,000	345,000,000
2.72%, 10/02/08(d)	275,000	275,000,000
Banque Nationale de Paris, New York, (A-1+, P-1)
2.94%, 6/04/08(d)	725,000	725,000,000
4.80%, 6/05/08(d)	661,085	661,085,000
4.50%, 7/03/08(d)	702,860	702,860,000
4.26%, 7/09/08(d)	50,000	50,040,349
2.91%, 8/19/08(d)	150,000	150,000,000
2.63%, 10/02/08(d)	400,000	400,000,000
2.74%, 10/16/08(d)	200,000	200,000,000
2.95%, 10/28/08(d)	500,000	500,000,000
Barclays Bank Plc, New York, (A-1+, P-1)
3.00%, 6/04/08(d)	636,400	636,400,000
2.81%, 7/02/08(d)	900,000	900,000,000
2.77%, 7/08/08(d)	1,000,000	1,000,000,000
2.95%, 7/24/08(d)	810,000	810,000,000
Canadian Imperial Bank of Commerce, New York, (A-1, P-1)
4.87%, 6/10/08(d)	508,360	508,360,000
Dexia Bank, New York, (A-1+, P-1)
2.54%, 6/20/08(d)	400,000	400,000,000
2.75%, 7/10/08(d)	413,000	413,007,974

Funds Abbreviations

To simplify the listings of Funds’ holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list on the right.	AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Insurance Association
	AMT	Alternative Minimum Tax	MERLOTS	Municipal Exempt Receipts-Liquidity Option Tender
	BAN	Bond Anticipation Note	P-FLOAT	Putable Floating Option Tax-Exempt Receipt
	CDC	CDC Funding Group	PCRB	Pollution Control Revenue Bond
	COP	Certificates of Participation	PUTTERS	Putable Tax-Exempt Receipt
	DN	Demand Note (Variable Rate)	RAN	Revenue Anticipation Note
	FGIC	Financial Guaranty Insurance Company	RB	Revenue Bond
	FSA	Financial Security Assurance	ROC	Reset Option Certificate
	GO	General Obligation	SBPA	Stand-by Bond Purchase Agreement
	HFA	Housing Finance Authority	TAN	Tax Anticipation Note
	IDA	Industrial Development Authority	TECP	Tax Exempt Commercial Paper
	IDRB	Industrial Development Revenue Bond	TRAN	Tax and Revenue Anticipation Note
	ISD	Independent School District
	LOC	Letter of Credit
	MB	Municipal Bond

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	15

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

TempFund

	Par (000)	Value
Certificates of Deposit (Continued)
Yankee (Continued)
Lloyds TSB Bank Plc, New York, (A-1+, P-1)
2.63%, 7/08/08(d)	$2,000,000	$2,000,000,000
2.63%, 7/09/08(d)	1,300,000	1,300,000,000
Mizuho Corporate Bank, New York, (A-1, P-1)
2.86%, 5/05/08(d)	231,550	231,550,000
2.86%, 5/06/08(d)	400,000	400,000,000
2.86%, 5/07/08(d)	670,000	670,000,000
2.86%, 5/08/08(d)	463,090	463,090,000
2.85%, 5/12/08(d)	275,000	275,000,000
Natixis, New York, (A-1+, P-1)
5.42%, 7/10/08(d)	142,995	143,098,136
Nordea Bank Finland Plc, New York, (A-1+, P-1)
4.91%, 6/23/08(d)	153,965	153,967,184
2.65%, 10/14/08(d)	170,005	170,005,000
2.70%, 10/16/08(d)	328,400	328,400,000
4.82%, 10/22/08(d)	34,000	34,015,681
Rabobank Nederland N.V., New York, (A-1+, P-1)
3.00%, 5/06/08(d)	223,000	223,000,000
2.87%, 6/06/08(d)	100,000	100,000,000
2.72%, 6/11/08(d)	250,000	250,000,000
2.60%, 7/08/08(d)	500,000	500,000,000
2.64%, 7/10/08(d)	1,025,000	1,025,009,903
Royal Bank of Scotland Plc, New York, (A-1+, P-1)
2.91%, 6/05/08(d)	1,100,000	1,100,000,000
2.81%, 6/12/08(d)	955,000	955,000,000
3.75%, 7/22/08(d)	124,635	124,871,769
2.68%, 10/02/08(d)	500,000	500,000,000
Societe Generale, New York, (A-1+, P-1)(c)
2.93%, 5/29/08(d)	1,000,000	1,000,000,000
3.11%, 10/24/08(d)	523,250	523,275,186
Svenska Handelsbanken AB, New York, (A-1+, P-1)
4.86%, 6/10/08(d)	228,925	228,925,000
2.61%, 10/01/08(d)	391,100	391,100,000
2.70%, 10/17/08(d)	246,000	246,000,000
Toronto Dominion Bank, New York, (A-1+, P-1)
4.86%, 5/28/08(d)	250,000	250,000,915
4.86%, 5/30/08(d)	69,450	69,450,000
4.85%, 6/06/08(d)	508,490	508,490,000
4.52%, 7/07/08(d)	405,000	405,000,000
2.65%, 10/06/08(d)	181,970	181,970,000
2.67%, 10/09/08(d)	465,550	465,550,000
UBS AG, Stamford, (A-1+, P-1)
4.25%, 5/09/08(d)	700,000	700,000,000
2.98%, 6/04/08(d)	600,000	600,000,000
4.90%, 6/04/08(d)	165,170	165,170,000

		30,040,995,450

Total Certificates of Deposit (Cost $31,660,995,450)		31,660,995,450

Commercial Paper(b) — 33.2%
Asset Backed Securities — 19.2%
Amstel Funding Corp., (A-1+, P-1)
3.26%, 5/05/08	147,545	147,491,556
Amsterdam Funding Corp., (A-1, P-1)
2.90%, 5/15/08	150,000	149,830,833
2.97%, 5/20/08	375,000	374,412,188
2.73%, 7/03/08	43,100	42,894,090
Atlantis One Funding Corp., (A-1+, P-1)
3.09%, 5/08/08	391,000	390,765,454
2.75%, 7/01/08	180,000	179,161,250
2.88%, 7/23/08	82,000	81,455,520
Barton Capital Corp., (A-1+, P-1)
2.82%, 5/07/08	25,000	24,988,250
2.82%, 5/08/08	138,000	137,924,330
2.84%, 5/09/08	143,600	143,509,372
2.81%, 5/14/08	153,000	152,844,748
2.82%, 5/15/08	150,000	149,835,500
Cafco LLC, (A-1+, P-1)
2.60%, 6/19/08	55,000	54,805,361
2.92%, 7/08/08	230,000	228,731,422
2.76%, 7/09/08	106,650	106,085,822
2.75%, 7/10/08	250,845	249,503,676
Cancara Asset Securitisation LLC, (A-1+, P-1)
2.87%, 5/07/08	700,000	699,665,167
2.83%, 5/13/08	252,020	251,782,261
2.95%, 5/19/08	400,000	399,410,000
Chariot Funding LLC, (A-1, P-1)
2.85%, 5/02/08	79,000	78,993,746
2.87%, 5/23/08	70,000	69,877,228
2.87%, 5/27/08	56,156	56,039,601
2.65%, 7/07/08	141,595	140,896,661
Charta LLC, (A-1, P-1)
2.83%, 5/06/08	350,000	349,862,431
3.09%, 5/09/08	350,000	349,759,667
2.77%, 7/07/08	210,000	208,917,392
2.76%, 7/09/08	143,600	142,840,356
Ciesco LLC, (A-1+, P-1)
2.77%, 7/07/08	100,000	99,484,472
2.75%, 7/09/08	136,820	136,098,845
Clipper Receivables Co. LLC, (A-1, P-1)
3.00%, 5/13/08	300,000	299,700,000
CRC Funding LLC, (A-1+, P-1)
2.83%, 6/18/08	165,550	164,925,325
2.76%, 7/02/08	200,000	199,049,333
2.76%, 7/09/08	61,550	61,224,400
2.75%, 7/10/08	125,420	124,749,351
Falcon Asset Securitization Co. LLC, (A-1, P-1)
2.57%, 6/19/08	125,148	124,710,225
Grampian Funding LLC, (A-1+, P-1)
2.77%, 5/08/08	228,050	227,927,170
Jupiter Securitization Co. LLC, (A-1, P-1)
2.80%, 5/02/08	51,000	50,996,033
2.87%, 5/22/08	425,000	424,288,479
Kitty Hawk Funding Corp., (A-1+, P-1)
3.05%, 5/09/08	360,000	359,756,000
Liberty Street Funding LLC, (A-1, P-1)
3.07%, 5/15/08	107,000	106,872,254
Nieuw Amsterdam Receivables Corp., (A-1, P-1)
2.85%, 5/12/08	164,100	163,957,096
Old Line Funding LLC, (A-1+, P-1)
2.73%, 6/20/08	88,449	88,113,631
Palisades Commercial Peper Program, (A-1, P-1)
3.18%, 5/15/08	198,320	198,074,744
Park Avenue Receivables Corp., (A-1, P-1)
2.70%, 5/07/08	108,894	108,844,998
2.87%, 5/19/08	191,000	190,725,915
2.87%, 5/20/08	50,000	49,924,264

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

TempFund

	Par (000)	Value
Commercial Paper(b) (Continued)
Asset Backed Securities (Continued)
2.86%, 5/27/08	$190,000	$189,607,544
Ranger Funding Co. LLC, (A-1+, P-1)
2.80%, 5/12/08	159,354	159,217,664
2.86%, 6/06/08	166,000	165,525,240
Scaldis Capital LLC, (A-1+, P-1)
3.00%, 5/07/08	269,475	269,340,262
2.93%, 5/12/08	333,050	332,751,828
3.03%, 5/20/08	200,000	199,680,167
3.00%, 5/27/08	400,000	399,133,333
3.02%, 5/27/08	250,000	249,454,722
Sheffield Receivables Corp., (A-1+, P-1)
2.82%, 5/06/08	144,000	143,943,600
2.95%, 5/20/08	118,500	118,315,502
Solitaire Funding LLC, (A-1+, P-1)
2.85%, 5/07/08	410,250	410,055,131
2.95%, 5/19/08	408,050	407,448,126
3.05%, 6/25/08	221,000	219,970,201
Surrey Funding Corp., (A-1+, P-1)
2.95%, 5/29/08	277,000	276,364,439
Thames Asset Global Securitization No. 1, Inc., (A-1, P-1)
2.92%, 5/19/08	414,000	413,395,560
Variable Funding Capital Co. LLC, (A-1+, P-1)
3.00%, 5/06/08	59,935	59,910,027
Windmill Funding Corp., (A-1+, P-1)
2.82%, 5/30/08	180,000	179,591,100
2.73%, 7/03/08	15,000	14,928,338
Yorktown Capital LLC, (A-1+, P-1)
3.05%, 5/07/08	300,000	299,847,500
2.60%, 6/19/08	214,000	213,242,678

		13,263,429,379

Banks — 13.4%
ABN AMRO Bank N.V., Chicago, (A-1+, P-1)
2.73%, 5/13/08	80,000	79,927,200
Bank of America Corp., (A-1+, P-1)
2.98%, 5/07/08	200,000	199,900,667
4.69%, 5/27/08	347,500	346,322,940
3.67%, 6/17/08	375,000	373,201,760
2.84%, 7/07/08	500,000	497,357,222
3.80%, 7/11/08	397,815	394,833,598
2.83%, 8/19/08	365,650	362,489,260
2.58%, 10/06/08	500,000	494,325,167
Barclays US Funding Corp., (A-1+, P-1)
2.93%, 7/24/08	16,000	15,890,613
Citigroup Funding, Inc., (A-1+, P-1)
4.73%, 5/01/08	45,840	45,840,000
2.90%, 5/02/08	300,000	299,975,833
4.73%, 5/02/08	54,225	54,217,875
2.90%, 5/06/08	300,000	299,879,167
4.73%, 5/09/08	200,000	199,789,778
3.12%, 5/19/08	100,000	99,844,000
4.81%, 6/04/08	199,105	198,200,510
2.75%, 6/11/08	250,000	249,217,014
2.75%, 6/20/08	250,000	249,045,139
Dexia Delaware LLC, (A-1+, P-1)
2.90%, 6/05/08	220,000	219,380,792
2.49%, 6/16/08	225,000	224,284,125
2.70%, 7/07/08	348,850	347,097,029
HSBC Bank USA, (A-1+, P-1)
2.65%, 7/10/08	100,000	99,485,694
ING (US) Funding LLC, (A-1+, P-1)
2.75%, 5/12/08	95,500	95,419,754
2.77%, 5/15/08	50,000	49,946,139
2.66%, 6/02/08	500,000	498,817,778
2.90%, 6/05/08	79,915	79,689,684
JPMorgan Chase & Co., (A-1+, P-1)
3.00%, 5/05/08	644,000	643,785,333
2.64%, 7/17/08	615,750	612,273,065
Natexis Banques Popularies US Finance Co. LLC, (A-1+, P-1)
3.00%, 6/05/08	284,720	283,889,567
Nordea North America, Inc., (A-1+, P-1)
2.69%, 5/06/08	343,595	343,466,629
2.66%, 7/10/08	173,350	172,453,395
Rabobank USA Finance Co., (A-1+, P-1)
2.85%, 7/23/08	500,000	496,714,583
Societe Generale North America, Inc., (A-1+, P-1)
3.73%, 6/10/08	300,000	298,758,333
4.48%, 7/02/08	300,000	297,687,400

		9,223,407,043

Finance Services — 0.6%
General Electric Capital Corp., (A-1+, P-1)
3.83%, 7/09/08	335,000	332,540,821
3.83%, 7/10/08	64,550	64,069,282

		396,610,103

Insurance — 0.0%
ING America Insurance Holdings, (A-1+, P-1)
2.68%, 7/15/08	13,000	12,927,417

Security Brokers & Dealers — 0.0%
Greenwich Capital Holdings, Inc., (A-1+, P-1)
4.80%, 5/16/08	10,000	9,980,000

Total Commercial Paper (Cost $22,906,353,942)		22,906,353,942

Master Notes — 1.8%
Security Brokers & Dealers — 1.8%
Bank of America Securities LLC, (A-1+, P-1)
2.52%, 5/01/08(e)	688,650	688,650,000
Citigroup Global Markets, Inc., (A-1+, P-1)
2.62%, 5/02/08(e)	550,000	550,000,000

Total Master Notes (Cost $1,238,650,000)		1,238,650,000

Variable Rate Obligations — 7.0%
Asset Backed Securities — 0.3%
Mazarin Funding Corp., (A-1+, P-1)
2.88%, 6/25/08(a)	219,040	219,040,000

Banks — 3.3%
American Express Centurion Bank, (A+, Aa3)
2.97%, 10/10/08(a)	132,020	132,020,000
2.94%, 11/07/08(a)	50,000	50,000,000
Bank of Montreal, Chicago, (A-1, P-1)
3.20%, 11/10/08(a)	600,280	600,280,000
Bank of New York Co., Inc., (A+, Aa3)
2.95%, 5/27/08(a)(f)	125,000	125,000,000
Bank of Scotland Plc, New York, (A-1+, P-1)
2.80%, 10/27/08(a)(d)	522,000	522,000,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	17

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

TempFund

	Par (000)	Value
Variable Rate Obligations (Continued)
Banks (Continued)
Deutsche Bank AG, New York, (AA, Aa1)
2.81%, 1/21/09(a)	$437,140	$437,140,000
HSBC (USA), Inc., (AA-, Aa3)
3.22%, 5/15/09(a)	101,935	101,935,000
Wachovia Bank, N.A., (AA, Aa1)
2.91%, 5/01/09(a)	330,350	330,350,000

		2,298,725,000

Finance Services — 0.5%
General Electric Capital Corp., (Aaa, AAA)
2.77%, 1/05/09(a)	170,000	170,046,503
2.92%, 4/24/09(a)	202,000	202,000,000

		372,046,503

Life Insurance — 2.5%
Allstate Life Global Funding II, (AA, Aa2)
2.92%, 9/26/08(a)(f)	75,000	75,000,000
Hartford Life Insurance Co., (A-1+, P-1)
2.82%, 4/30/09 (acquired 10/15/04 through 6/21/05, cost $200,000,000)(a)(g)(h)	200,000	200,000,000
ING Security Life Insurance, (AA, Aa3)
2.86%, 6/06/08(a)(f)	150,000	150,000,000
MetLife Insurance Co. of Connecticut, (A-1+, P-1)
2.82%, 9/29/08 (acquired 10/05/04, cost $250,000,000)(a)(g)(h)	250,000	250,000,000
New York Life Insurance Co., (A-1+, P-1)
2.92%, 4/13/09 (acquired 4/14/08, cost $631,645,000)(a)(g)(h)	631,645	631,645,000
Transamerica Occidental Life Insurance Co., (A-1+, P-1)
2.94%, 5/01/09 (acquired 9/21/04, cost $400,000,000)(a)(g)(h)	400,000	400,000,000
3.32%, 5/01/09 (acquired 12/10/07, cost $4,000,000)(a)(g)(h)	4,000	4,000,000

		1,710,645,000

Security Brokers & Dealers — 0.4%
Morgan Stanley & Co., Inc., (A+, Aa3)
2.84%, 1/14/09(a)	250,000	250,000,000

Total Variable Rate Obligations (Cost $4,850,456,503)		4,850,456,503

Promissory Note — 0.7%
Security Brokers & Dealers — 0.7%
The Goldman Sachs Group, Inc., (A-1+, P-1)
2.95%, 8/22/08 (acquired 8/24/06, cost $469,300,000)(a)(f)(g)(h)
(Cost $469,300,000)	469,300	469,300,000

Time Deposits — 3.3%
Credit Suisse, (A-1+, P-1)
2.38%, 5/01/08	361,000	361,000,000
Deutsche Bank AG, (A-1+, P-1)
2.44%, 5/01/08	600,000	600,000,000
2.47%, 5/01/08	800,000	800,000,000
Societe Generale, (A-1+, P-1)
2.56%, 5/01/08	500,000	500,000,000

Total Time Deposits (Cost $2,261,000,000)		2,261,000,000

Repurchase Agreements — 2.7%
Deutsche Bank Securities Inc.,
1.97%, 5/01/08	300,842	300,842,000

(Agreement dated 4/30/08 to be repurchased at $300,858,463, collateralized by $337,148,000 Resolution Funding Corp. Strips, Federal Home Loan Mortgage Corp. Notes, Federal National Mortgage Assoc. Medium Term Notes, Federal Home Loan Bank Notes, Federal Home Loan Bank Bonds and Federal Farm Credit Bank 0.00% to 5.00% due from 5/05/08 to 1/15/26. The value of the collateral is $309,867,424.)

Deutsche Bank Securities Inc.,
2.00%, 5/01/08	196,000	196,000,000

(Agreement dated 4/30/08 to be repurchased at $196,010,889, collateralized by $221,152,676 Federal Home Loan Mortgage Corp. Bonds 5.00% to 6.50% due from 8/01/36 to 4/01/38. The value of the collateral is $201,880,000.)

Goldman Sachs & Co.,
1.97%, 5/01/08	800,000	800,000,000

(Agreement dated 4/30/08 to be repurchased at $800,043,778, collateralized by $1,439,256,927 Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 4.00% to 7.00% due from 6/01/16 to 4/01/38. The value of the collateral is $824,000,000.)

Morgan Stanley & Co., Inc.,
2.00%, 5/01/08	198,000	198,000,000

(Agreement dated 4/30/08 to be repurchased at $198,011,000 collateralized by $365,340,753 Federal National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.00% to 7.00% due from 10/01/13 to 2/01/38. The value of the collateral is $203,954,285.)

PNC Bank, N.A.,
2.14%, 5/01/08(i)	308,100	308,100,000

(Agreement dated 4/30/08 to be repurchased at $308,118,293, collateralized by $440,723,493 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.00% to 6.00% due from 6/01/21 to 6/01/35. The value of the collateral is $347,078,502.)

UBS Securities LLC,
2.00%, 5/01/08	40,000	40,000,000

(Agreement dated 4/30/08 to be repurchased at $40,002,222, collateralized by $278,473,098 Federal National Mortgage Assoc. Strips due from 3/01/34 to 1/01/36. The value of the collateral is $41,200,267.)

Total Repurchase Agreements (Cost $1,842,942,000)		1,842,942,000

Total Investments in Securities — 99.9% (Cost $68,922,279,115*)		68,922,279,115
Other Assets in Excess of Liabilities — 0.1%		102,443,269

Net Assets — 100.0%		$69,024,722,384

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)	TempFund

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and the date shown is the final maturity date.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Ratings reflect those of main branch.

(d)	Issuer is a U.S. branch of a foreign domiciled bank.

(e)	Rate shown is as of report date and the date shown is the date on which principal and accrued interest may be recovered through demand.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)	Restricted security as to resale. As of report date the Fund held 2.8% of its net assets, with a current market value of $1,954,945,000 and an original cost of $1,954,945,000 in these securities.

(h)	Illiquid security.

(i)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Purchase Cost	Sales Cost	Interest Income
PNC Bank, N.A.	$16,227,100,000	$16,275,000,000	$2,076,732

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	19

Schedule of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

TempCash

	Par (000)	Value
Agency Obligations — 7.4%
Federal Home Loan Bank Discount Note — 0.7%
2.50%, 8/06/08(a)	$97,664	$97,006,124

Federal Home Loan Bank Variable Rate Notes — 1.9%
2.36%, 3/20/09(b)	72,715	72,775,029
2.64%, 8/13/09(b)	76,100	76,100,000
2.62%, 8/14/09(b)	112,915	112,900,447

		261,775,476

Federal Home Loan Mortgage Corp. Discount Note — 0.1%
2.52%, 8/11/08(a)	17,255	17,131,799

Federal Home Loan Mortgage Corp. Variable Rate Notes — 2.2%
2.46%, 9/25/09(b)	181,090	181,015,302
2.82%, 9/28/09(b)	121,035	120,992,672

		302,007,974

Federal National Mortgage Assoc. Discount Notes — 2.5%
2.48%, 8/13/08(a)	167,294	166,095,431
2.50%, 8/20/08(a)	30,120	29,888,289
2.51%, 8/20/08(a)	29,960	29,728,596
2.49%, 9/08/08(a)	65,810	65,218,258
2.49%, 9/10/08(a)	40,415	40,046,011

		330,976,585

Total Agency Obligations (Cost $1,008,897,958)		1,008,897,958

Certificates of Deposit — 36.9%
Domestic — 2.4%
Chase Bank USA N.A., (A-1+, P-1)
4.70%, 5/07/08	194,855	194,855,000
HSBC Bank USA, (A-1+, P-1)
2.65%, 7/10/08	86,000	86,000,000
2.63%, 8/01/08	48,000	48,000,000

		328,855,000

Yankee — 34.5%
Banco Bilbao Vizcaya Argentaria S.A., New York, (A-1+, P-1)(c)
5.42%, 6/12/08(d)	9,960	9,964,412
2.72%, 7/08/08(d)	100,000	100,000,000
2.70%, 7/17/08(d)	100,000	100,000,000
3.00%, 10/24/08(d)	100,000	100,000,000
Bank of Montreal, Chicago, (A-1, P-1)
4.87%, 6/02/08(d)	55,235	55,235,000
Bank of Nova Scotia, New York, (A-1+, P-1)
2.64%, 10/07/08(d)	196,335	196,335,000
Bank of Scotland Plc, New York, (A-1+, P-1)
2.54%, 6/20/08(d)	50,000	50,000,000
4.39%, 7/07/08(d)	100,000	100,000,000
3.07%, 7/31/08(d)	90,000	90,000,000
2.68%, 10/02/08(d)	70,660	70,660,000
Banque Nationale de Paris, New York, (A-1+, P-1)
2.94%, 6/04/08(d)	75,000	75,000,000
4.80%, 6/05/08(d)	145,000	145,239,302
4.50%, 7/03/08(d)	221,480	221,480,000
4.26%, 7/09/08(d)	67,500	67,554,471
2.91%, 8/19/08(d)	150,000	150,000,000
2.95%, 10/28/08(d)	55,000	55,000,000
Barclays Bank Plc, New York, (A-1+, P-1)
3.00%, 6/04/08(d)	160,000	160,000,000
2.81%, 7/02/08(d)	100,000	100,000,000
2.77%, 7/08/08(d)	200,000	200,000,000
2.95%, 7/24/08(d)	200,000	200,000,000
Canadian Imperial Bank of Commerce, New York, (A-1, P-1)
4.87%, 6/10/08(d)	127,480	127,480,000
Dexia Bank, New York, (A-1+, P-1)
2.54%, 6/20/08(d)	50,000	50,000,000
2.75%, 7/10/08(d)	87,000	87,001,680
Lloyds TSB Bank Plc, New York, (A-1+, P-1)
2.63%, 7/09/08(d)	200,000	200,000,000
Mizuho Corporate Bank, New York, (A-1, P-1)
2.86%, 5/05/08(d)	48,850	48,850,000
2.86%, 5/08/08(d)	97,700	97,700,000
2.85%, 5/12/08(d)	100,000	100,000,000
Natixis, New York, (A-1+, P-1)
5.42%, 7/10/08(d)	27,730	27,750,000
Nordea Bank Finland Plc, New York, (A-1+, P-1)
4.91%, 6/23/08(d)	29,860	29,860,424
2.65%, 10/14/08(d)	35,710	35,710,000
2.70%, 10/16/08(d)	71,600	71,600,000
Rabobank Nederland N.V., New York, (A-1+, P-1)
3.00%, 5/06/08(d)	50,000	50,000,000
2.64%, 7/10/08(d)	275,000	275,002,657
Royal Bank of Scotland Plc, New York, (A-1+, P-1)
4.92%, 6/04/08(d)	85,000	85,000,783
2.91%, 6/05/08(d)	200,000	200,000,000
2.81%, 6/12/08(d)	25,000	25,000,000
2.68%, 10/02/08(d)	45,000	45,000,000
Societe Generale, New York, (A-1+, P-1)(c)
3.11%, 10/24/08(d)	100,000	100,004,813
Svenska Handelsbanken AB, New York, (A-1+, P-1)
4.86%, 6/10/08(d)	55,035	55,035,000
2.61%, 10/01/08(d)	80,135	80,135,000
2.70%, 10/17/08(d)	54,000	54,000,000
Toronto Dominion Bank, New York, (A-1+, P-1)
4.86%, 5/30/08(d)	16,350	16,350,000
4.85%, 6/06/08(d)	84,270	84,270,000
4.52%, 7/07/08(d)	95,000	95,000,000
2.65%, 10/06/08(d)	49,580	49,580,000
2.67%, 10/09/08(d)	105,000	105,000,000
UBS AG, Stamford, (A-1+, P-1)
2.98%, 6/04/08(d)	200,000	200,000,000
4.90%, 6/04/08(d)	34,105	34,105,000

		4,675,903,542

Total Certificates of Deposit (Cost $5,004,758,542)		5,004,758,542

Commercial Paper(a) — 33.4%
Asset Backed Securities — 16.3%
Amsterdam Funding Corp., (A-1, P-1)
2.90%, 5/15/08	50,000	49,943,611
Atlantic Asset Securitization Corp., (A-1, P-1)
2.90%, 5/14/08	100,000	99,895,278
Atlantis One Funding Corp., (A-1+, P-1)
3.11%, 6/04/08	60,000	59,823,767
2.75%, 7/01/08	50,000	49,767,014
Barton Capital Corp., (A-1+, P-1)
2.84%, 5/09/08	31,400	31,380,183
2.82%, 5/15/08	50,000	49,945,167

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

TempCash

	Par (000)	Value
Commercial Paper(a) (Continued)
Asset Backed Securities (Continued)
Cafco LLC, (A-1+, P-1)
2.76%, 7/09/08	$23,350	$23,226,478
2.75%, 7/10/08	56,470	56,168,042
Charta LLC, (A-1, P-1)
2.76%, 7/09/08	31,400	31,233,894
Ciesco LLC, (A-1+, P-1)
2.75%, 7/09/08	30,805	30,642,632
CRC Funding LLC, (A-1+, P-1)
2.83%, 6/18/08	34,450	34,320,009
2.77%, 7/07/08	61,000	60,685,528
2.76%, 7/09/08	13,450	13,378,849
2.75%, 7/10/08	28,235	28,084,021
Galleon Capital LLC, (A-1, P-1)
3.05%, 5/23/08	150,000	149,720,417
Jupiter Securitization Co. LLC, (A-1, P-1)
2.87%, 5/22/08	175,000	174,707,021
LMA Americas LLC, (A-1, P-1)
2.80%, 5/14/08	40,000	39,959,556
Nieuw Amsterdam Receivables Corp., (A-1, P-1)
2.85%, 5/12/08	35,900	35,868,737
Old Line Funding LLC, (A-1+, P-1)
2.73%, 6/20/08	19,100	19,027,579
Palisades Commercial Peper Program, (A-1, P-1)
3.18%, 5/15/08	41,840	41,788,258
Park Avenue Receivables Corp., (A-1, P-1)
2.86%, 5/27/08	200,000	199,586,889
2.87%, 6/02/08	71,000	70,818,871
Ranger Funding Co. LLC, (A-1+, P-1)
2.80%, 5/12/08	50,000	49,957,222
Scaldis Capital LLC, (A-1+, P-1)
3.00%, 5/07/08	56,855	56,826,572
2.93%, 5/12/08	75,350	75,282,541
3.03%, 5/20/08	100,000	99,840,083
Sheffield Receivables Corp., (A-1+, P-1)
2.95%, 5/20/08	30,000	29,953,292
2.94%, 6/04/08	85,000	84,763,983
Solitaire Funding LLC, (A-1+, P-1)
2.95%, 5/19/08	91,950	91,814,374
Surrey Funding Corp., (A-1+, P-1)
2.95%, 5/29/08	58,000	57,866,922
Thames Asset Global Securitization No. 1, Inc., (A-1, P-1)
2.92%, 5/19/08	86,000	85,874,440
3.07%, 5/27/08	51,363	51,249,117
Variable Funding Capital Co. LLC, (A-1+, P-1)
3.00%, 5/06/08	15,065	15,058,723
Windmill Funding Corp., (A-1+, P-1)
2.95%, 5/28/08	160,000	159,646,000

		2,208,105,070

Banks — 16.5%
Banco Bilbao Vizcaya Argentaria Puerto Rico, (A-1+, P-1)(c)
2.80%, 6/27/08	100,000	99,556,667
Bank of America Corp., (A-1+, P-1)
3.67%, 6/17/08	150,000	149,280,704
2.84%, 7/07/08	125,000	124,339,306
3.80%, 7/11/08	94,175	93,469,211
2.83%, 8/19/08	83,450	82,728,644
2.58%, 10/06/08	100,000	98,865,033
Citigroup Funding, Inc., (A-1+, P-1)
4.81%, 6/04/08	50,895	50,663,795
Danske Corp., (A-1+, P-1)
2.88%, 5/13/08	100,000	99,904,000
2.71%, 7/11/08	200,000	198,933,028
Dexia Delaware LLC, (A-1+, P-1)
2.90%, 6/05/08	200,000	199,437,083
2.49%, 6/16/08	75,000	74,761,375
2.70%, 7/07/08	78,550	78,155,286
ING (US) Funding LLC, (A-1+, P-1)
2.90%, 6/05/08	20,085	20,028,371
JPMorgan Chase & Co., (A-1+, P-1)
3.00%, 5/05/08	50,000	49,983,333
2.64%, 7/17/08	134,250	133,491,935
Lloyds TSB Bank Plc, (A-1+, P-1)
2.88%, 6/06/08	50,000	49,856,000
2.87%, 6/09/08	150,000	149,533,625
Natexis Banques Popularies US Finance Co. LLC, (A-1+, P-1)
3.00%, 6/05/08	61,620	61,440,275
Nordea North America, Inc., (A-1+, P-1)
2.66%, 7/10/08	39,000	38,798,283
Royal Bank of Scotland Plc, (A-1+, P-1)
4.79%, 5/21/08	100,000	99,733,889
Societe Generale North America, Inc., (A-1+, P-1)
3.73%, 6/10/08	200,000	199,172,222
4.48%, 7/02/08	80,000	79,383,307

		2,231,515,372

Finance Services — 0.6%
General Electric Capital Corp., (A-1+, P-1)
3.83%, 7/09/08	80,000	79,412,733

Total Commercial Paper (Cost $4,519,033,175)		4,519,033,175

Master Notes — 1.7%
Security Brokers & Dealers — 1.7%
Citigroup Global Markets, Inc., (A-1+, P-1)
2.62%, 5/02/08(e)
(Cost $235,000,000)	235,000	235,000,000

Variable Rate Obligations — 15.0%
Asset Backed Securities — 0.4%
Mazarin Funding Corp., (A-1+, P-1)
2.88%, 6/25/08(b)	56,690	56,690,000

Banks — 7.8%
Bank of Montreal, Chicago, (A-1, P-1)
3.20%, 11/10/08(b)	140,310	140,310,000
3.22%, 5/29/09(b)(f)	114,950	114,950,000
Bank of Nova Scotia, New York, (AA-, Aa1)
2.65%, 7/03/08(b)	80,165	80,159,488
Bank of Scotland Plc, New York, (A-1+, P-1)
2.80%, 10/27/08(b)(d)	100,000	100,000,000
Citigroup Funding, Inc., (AA-, Aa3)
3.07%, 8/13/08(b)	30,000	30,000,000
Deutsche Bank AG, New York, (AA, Aa1)
2.81%, 1/21/09(b)	89,365	89,365,000
HBOS Treasury Services Plc, (Aa1, AA)
2.67%, 6/24/08(b)(f)	150,000	150,000,000
2.78%, 1/30/09(b)	45,000	45,000,000
HSBC (USA), Inc., (AA-, Aa3)
3.22%, 5/15/09(b)	23,380	23,380,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	21

Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

TempCash

	Par (000)	Value
Variable Rate Obligations (Continued)
Banks (Continued)
Royal Bank of Scotland Plc, (Aa1, AA-)
2.76%, 9/26/08(b)(f)	$100,000	$100,000,000
Wachovia Bank, N.A., (AA, Aa1)
2.91%, 5/01/09(b)	67,900	67,900,000
Westpac Banking Corp., New York, (Aa1, AA)
3.00%, 10/10/08(b)	108,250	108,250,000

		1,049,314,488

Finance Services — 0.9%
General Electric Capital Corp., (Aaa, AAA)
2.77%, 1/05/09(b)	40,000	40,010,942
2.92%, 4/24/09(b)	83,000	83,000,000

		123,010,942

Life Insurance — 4.4%
Allstate Life Global Funding II, (AA, Aa2)
2.92%, 9/26/08(b)(f)	40,000	40,000,000
2.92%, 1/15/09(b)(f)	100,000	100,000,000
Irish Life & Permanent Plc, (A+, Aa3)
2.90%, 9/19/08(b)(f)	100,000	100,000,000
Monumental Life Insurance Co., (A-1+, P-1)
3.29%, 5/08/09 (acquired 9/23/02, cost $200,000,000)(b)(g)(h)	200,000	200,000,000
New York Life Insurance Co., (A-1+, P-1)
2.92%, 4/13/09 (acquired 4/14/08, cost $132,775,000)(b)(g)(h)	132,775	132,775,000
Transamerica Occidental Life Insurance Co., (A-1+, P-1)
3.32%, 5/01/09 (acquired 6/28/04, cost $26,000,000)(b)(g)(h)	26,000	26,000,000

		598,775,000

Security Brokers & Dealers — 1.5%
Morgan Stanley & Co., Inc., (A+, Aa3)
2.84%, 1/14/09(b)	200,000	200,000,000

Total Variable Rate Obligations (Cost $2,027,790,430)		2,027,790,430

Promissory Note — 2.0%
Security Brokers & Dealers — 2.0%
The Goldman Sachs Group, Inc., (A-1+, P-1)
2.95%(b)(f)(g)(h), 8/22/08 (acquired 8/24/06, cost $266,450,000)
(Cost $266,450,000)	266,450	266,450,000

Time Deposits — 4.3%
Credit Suisse, (A-1+, P-1)
2.38%, 5/01/08
(Cost $578,000,000)	578,000	578,000,000

Repurchase Agreement — 0.0%
Deutsche Bank Securities Inc.,
2.00%, 5/01/08
(Agreement dated 4/30/08 to be repurchased at $790,044, collateralized by $2,363,000 Resolution Funding Corp. Strips due 4/15/30. The value of the collateral is $813,912.)
(Cost $790,000)	790	790,000

Total Investments in Securities — 100.7% (Cost $13,640,720,105*)		13,640,720,105
Liabilities in Excess of Other Assets — (0.7)%		(93,179,186)

Net Assets — 100.0%		$13,547,540,919

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date and the date shown is the final maturity date.

(c)	Ratings reflect those of main branch.

(d)	Issuer is a U.S. branch of a foreign domiciled bank.

(e)	Rate shown is as of report date and the date shown is the date on which principal and accrued interest may be recovered through demand.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)	Restricted security as to resale. As of report date the Fund held 4.6% of its net assets, with a current market value of $625,225,000 and an original cost of $625,225,000 in these securities.

(h)	Illiquid security.

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

FedFund

	Par (000)	Value
Agency Obligations — 53.7%
Federal Farm Credit Bank Bond — 0.5%
3.38%, 7/15/08	$50,000	$49,922,571

Federal Farm Credit Bank Variable Rate Notes — 5.5%
2.31%, 7/09/08(a)	275,000	274,994,787
2.34%, 3/12/09(a)	125,000	125,000,000
2.31%, 11/16/09(a)	150,000	150,000,000

		549,994,787

Federal Home Loan Bank Bonds — 6.2%
4.20%, 6/17/08	25,000	25,000,000
5.13%, 7/23/08	45,000	45,096,825
3.88%, 8/22/08	91,000	90,957,889
4.25%, 9/12/08	19,970	20,111,698
2.58%, 9/17/08	100,000	100,122,082
5.10%, 9/19/08	24,860	25,126,930
2.26%, 10/17/08	225,000	225,022,857
3.75%, 11/14/08	23,500	23,688,538
2.56%, 2/13/09	70,170	70,170,000

		625,296,819

Federal Home Loan Bank Discount Notes — 5.1%
2.00%, 5/01/08(b)	1,238	1,238,000
2.41%, 5/09/08(b)	49,800	49,773,329
4.18%, 5/14/08(b)	107,473	107,310,775
4.11%, 5/21/08(b)	75,000	74,828,750
4.17%, 5/23/08(b)	100,000	99,745,167
4.15%, 5/30/08(b)	50,000	49,832,847
4.17%, 6/27/08(b)	24,000	23,841,540
4.17%, 6/30/08(b)	106,810	106,067,671

		512,638,079

Federal Home Loan Bank Variable Rate Notes — 15.9%
2.65%, 9/17/08(a)	300,000	299,958,221
2.51%, 1/09/09(a)	155,000	155,185,277
2.98%, 2/11/09(a)	200,000	200,089,507
2.95%, 2/18/09(a)	100,000	100,000,000
2.38%, 2/20/09(a)	400,000	400,000,000
2.31%, 3/04/09(a)	150,000	150,000,000
2.54%, 7/14/09(a)	100,000	100,022,674
2.64%, 8/13/09(a)	100,000	100,000,000
2.56%, 1/11/10(a)	100,000	100,129,267

		1,605,384,946

Federal Home Loan Mortgage Corp. Bonds — 1.7%
3.50%, 5/21/08	13,000	12,994,384
4.50%, 8/04/08	29,480	29,599,531
3.63%, 9/15/08	17,069	17,066,022
4.48%, 9/19/08	35,341	35,332,813
5.13%, 10/15/08	31,100	31,502,318
4.63%, 12/19/08	48,377	49,096,399

		175,591,467

Federal Home Loan Mortgage Corp. Discount Notes — 9.3%
2.53%, 5/12/08(b)	92,471	92,399,515
4.16%, 5/19/08(b)	105,000	104,781,600
4.18%, 5/23/08(b)	41,860	41,753,071
3.90%, 5/30/08(b)	60,610	60,419,584
2.49%, 6/02/08(b)	81,150	80,970,388
3.78%, 6/05/08(b)	100,000	99,632,500
2.10%, 6/06/08(b)	50,000	49,895,000
3.81%, 6/06/08(b)	100,000	99,619,000
3.80%, 6/16/08(b)	28,234	28,096,908
4.05%, 6/30/08(b)	115,000	114,224,708
2.10%, 8/29/08(b)	100,000	99,300,000
2.10%, 9/08/08(b)	50,000	49,620,833
2.11%, 10/06/08(b)	19,219	19,041,021

		939,754,128

Federal Home Loan Mortgage Corp. Variable Rate Notes — 2.2%
2.46%, 9/25/09(a)	139,215	139,157,575
2.82%, 9/28/09(a)	84,595	84,565,416

		223,722,991

Federal National Mortgage Assoc. Bonds — 3.7%
3.25%, 8/15/08	94,205	94,171,876
5.13%, 9/02/08	56,000	56,459,346
5.00%, 9/15/08	200,000	201,905,223
5.00%, 10/16/08	23,445	23,739,503

		376,275,948

Federal National Mortgage Assoc. Discount Notes — 3.6%
2.50%, 5/28/08(b)	79,565	79,415,816
3.98%, 7/02/08(b)	50,000	49,657,278
3.75%, 7/09/08(b)	63,637	63,179,609
2.62%, 7/16/08(b)	94,489	93,966,371
2.83%, 7/16/08(b)	74,619	74,173,193

		360,392,267

Total Agency Obligations (Cost $5,418,974,003)		5,418,974,003

Repurchase Agreements — 46.1%
Banc of America Securities LLC,
1.98%, 5/01/08	300,000	300,000,000

(Agreement dated 4/30/08 to be repurchased at $300,016,500, collateralized by $313,995,972 Federal National Mortgage Assoc. Bonds 4.50% to 5.50% due from 4/01/23 to 2/01/38. The value of the collateral is $306,000,001.)

Barclays Capital Markets, Inc.,
2.00%, 5/01/08	900,000	900,000,000

(Agreement dated 4/30/08 to be repurchased at $900,050,000, collateralized by $1,731,655,007 Federal National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Adjustable Mortgage Notes and Federal Home Loan Mortgage Corp. Bonds 4.00% to 7.50% due from 4/01/10 to 2/01/48. The value of the collateral is $918,000,000.)

Barclays Capital Markets, Inc.,
2.90%, 5/05/08	350,000	350,000,000

(Agreement dated 2/04/08 to be repurchased at $352,565,694, collateralized by $513,016,340 Federal National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.00% to 6.50% due from 7/01/14 to 4/01/38. The value of the collateral is $357,000,000.)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	23

Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

FedFund

	Par (000)	Value
Repurchase Agreements (Continued)
Barclays Capital Markets, Inc.,
2.25%, 5/27/08	$200,000	$200,000,000

(Agreement dated 3/27/08 to be repurchased at $200,762,500, collateralized by $254,315,521 Federal National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes due from 11/01/12 to 4/01/38. The value of the collateral is $204,000,000.)

Credit Suisse Securities (USA) LLC,
2.12%, 7/30/08	150,000	150,000,000

(Agreement dated 4/25/08 to be repurchased at $150,848,000, collateralized by $317,198,765 Federal National Mortgage Assoc. Variable Rate Notes 3.96% to 5.65% due from 7/01/21 to 4/01/44. The value of the collateral is $153,000,178.)

Deutsche Bank Securities Inc.,
1.75%, 5/01/08	64,358	64,358,000

(Agreement dated 4/30/08 to be repurchased at $64,361,129, collateralized by $77,107,744 Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 7.00% due from 5/01/18 to 5/01/38. The value of the collateral is $66,288,740.)

Deutsche Bank Securities Inc.,
2.00%, 5/01/08	325,000	325,000,000

(Agreement dated 4/30/08 to be repurchased at $325,018,056, collateralized by $389,384,644 Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 7.00% due from 5/01/18 to 5/01/38. The value of the collateral is $334,750,000.)

Deutsche Bank Securities Inc.,
2.43%, 6/11/08	150,000	150,000,000

(Agreement dated 3/13/08 to be repurchased at $150,911,250, collateralized by $179,715,990 Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 7.00% due from 5/01/18 to 5/01/38. The value of the collateral is $154,500,000.)

Deutsche Bank Securities Inc.,
2.12%, 7/23/08	300,000	300,000,000

(Agreement dated 4/24/08 to be repurchased at $301,590,000, collateralized by $359,431,979 Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 7.00% due from 5/01/18 to 5/01/38. The value of the collateral is $309,000,000.)

Greenwich Capital Markets, Inc.,
1.98%, 5/01/08	575,000	575,000,000

(Agreement dated 4/30/08 to be repurchased at $575,031,625, collateralized by $1,015,736,535 Federal National Mortgage Assoc. Strips due from 11/01/35 to 10/01/36. The value of the collateral is $592,252,032.)

Greenwich Capital Markets, Inc.,
2.45%, 7/09/08	150,000	150,000,000

(Agreement dated 3/05/08 to be repurchased at $151,286,250, collateralized by $293,639,943 Federal National Mortgage Assoc. Strips due from 8/01/35 to 7/01/36. The value of the collateral is $154,501,917.)

Morgan Stanley & Co., Inc.,
2.00%, 5/01/08	377,000	377,000,000

(Agreement dated 4/30/08 to be repurchased at $377,020,944, collateralized by $765,494,582 Federal National Mortgage Assoc. Bonds, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.00% to 7.50% due from 8/01/09 to 5/01/38. The value of the collateral is $388,311,053.)

PNC Bank, N.A.,
2.14%, 5/01/08(c)	12,200	12,200,000
(Agreement dated 4/30/08 to be repurchased at $12,200,724, collateralized by $62,650,000 Federal National Mortgage Assoc. Bonds 5.26% due 6/01/35. The value of the collateral is $47,805,057.)
UBS Securities LLC,
2.75%, 6/24/08	300,000	300,000,000

(Agreement dated 2/25/08 to be repurchased at $302,750,000, collateralized by $565,387,638 Federal National Mortgage Assoc. Strips due from 7/01/33 to 7/01/37. The value of the collateral is $309,000,474.)

UBS Securities LLC,
2.45%, 7/07/08	300,000	300,000,000

(Agreement dated 3/05/08 to be repruchased at $302,531,667, collateralized by $804,324,428 Federal National Mortgage Assoc. Strips due from 7/01/33 to 12/01/34. The value of the collateral is $309,000,499.)

UBS Securities LLC,
3.77%, 7/09/08	200,000	200,000,000

(Agreement dated 1/11/08 to be repurchased at $203,770,000 collateralized by $304,063,410 Federal Home Mortgage Corp. Bonds 4.50% to 6.00% due from 4/01/09 to 1/01/38. The value of the collateral is $206,003,562.)

Total Repurchase Agreements (Cost $4,653,558,000)		4,653,558,000

Total Investments in Securities — 99.8% (Cost $10,072,532,003*)		10,072,532,003
Other Assets in Excess of Liabilities — 0.2%		15,802,441

Net Assets — 100.0%		$10,088,334,444

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and the date shown is the final maturity date.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Purchase Cost	Sales Cost	Interest Income
PNC Bank, N.A.	$3,585,000,000	$3,581,300,000	$423,332

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

T-Fund

	Par (000)	Value
Repurchase Agreements — 99.7%
Barclays Capital Markets, Inc.,
1.92%, 5/01/08	$900,000	$900,000,000

(Agreement dated 4/30/08 to be repurchased at $900,048,000, collateralized by $869,233,200 U.S. Treasury Notes, U.S. Treasury Bonds, U.S. Treasury Bills and U.S. Treasury Inflation Indexed Securities 3.50% to 12.00% due from 8/15/08 to 4/30/13. The value of the collateral is $918,000,102.)

Credit Suisse Securities (USA) LLC,
1.80%, 5/08/08	950,000	950,000,000

(Agreement dated 4/24/08 to be repurchased at $950,665,000, collateralized by $800,504,000 U.S. Treasury Inflation Indexed Securities 0.63% to 3.88% due from 1/15/09 to 1/15/16. The value of the collateral is $969,004,176.)

Deutsche Bank Securities Inc.,
1.95%, 5/01/08	1,475,000	1,475,000,000

(Agreement dated 4/30/08 to be repurchased at $1,475,079,896, collateralized by $1,306,051,303 U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Inflation Indexed Securities 3.38% to 13.25% due from 12/15/08 to 4/15/29. The value of the collateral is $1,504,500,010.)

Deutsche Bank Securities Inc.,
1.79%, 6/10/08	375,000	375,000,000

(Agreement dated 3/11/08 to be repurchased at $376,696,771, collateralized by $332,046,942 U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Inflation Indexed Securities 3.38% to 13.25% due from 12/15/08 to 4/15/29. The value of the collateral is $382,500,003.)

Deutsche Bank Securities Inc.,
1.90%, 6/11/08	500,000	500,000,000

(Agreement dated 3/12/08 to be repurchased at $502,401,389, collateralized by $442,729,255 U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Inflation Indexed Securities 3.38% to 13.25% due from 12/15/08 to 4/15/29. The value of the collateral is $510,000,003.)

Greenwich Capital Markets, Inc.,
1.95%, 5/01/08	1,375,000	1,375,000,000

(Agreement dated 4/30/08 to be repurchased at $1,375,074,479, collateralized by $1,211,393,000 U.S. Treasury Notes and U.S. Treasury Bonds 4.13% to 8.88% due from 2/15/09 to 2/15/36. The value of the collateral is $1,402,501,797.)

Greenwich Capital Markets, Inc.,
1.40%, 7/25/08	475,000	475,000,000

(Agreement dated 3/18/08 to be repurchased at $477,382,917, collateralized by $403,509,000 U.S. Treasury Notes and U.S. Treasury Bonds 2.13% to 11.75% due from 4/30/10 to 2/15/37. The value of the collateral is $484,502,086.)

HSBC Securities (USA) Inc.,
1.95%, 5/01/08	700,000	700,000,000
(Agreement dated 4/30/08 to be repurchased at $700,037,917, collateralized by $1,715,919,918 U.S. Treasury Strips due from 11/15/08 to 2/15/38. The value of the collateral is $714,002,258.)
JPMorgan Securities Inc.,
1.25%, 5/01/08	186,740	186,740,000
(Agreement dated 4/30/08 to be repurchased at $186,746,484, collateralized by $139,820,000 U.S. Treasury Bonds 7.88% due 2/15/21. The value of the collateral is $190,478,992.)
JPMorgan Securities Inc.,
1.95%, 5/01/08	650,000	650,000,000

(Agreement dated 4/30/08 to be repurchased at $650,035,208, collateralized by $530,943,000 U.S. Treasury Notes and U.S. Treasury Bonds 4.88% to 8.75% due from 5/15/09 to 8/15/22. The value of the collateral is $663,006,431.)

Mizuho Securities USA Inc.,
1.65%, 5/01/08	200,000	200,000,000

(Agreement dated 4/30/08 to be repurchased at $200,009,167, collateralized by $296,453,417 U.S. Treasury Notes, U.S. Treasury Strips and U.S. Treasury Strip Principals 0.00% to 4.75% due from 12/31/08 to 2/15/37. The value of the collateral is $204,000,000.)

Mizuho Securities USA Inc.,
1.95%, 5/01/08	600,000	600,000,000

(Agreement dated 4/30/08 to be repurchased at $600,032,500, collateralized by $889,360,251 U.S. Treasury Notes, U.S. Treasury Strips and U.S. Treasury Strip Principals 0.00% to 4.75% due from 12/31/08 to 2/15/37. The value of the collateral is $612,000,000.)

Morgan Stanley & Co., Inc.,
1.87%, 5/01/08	653,967	653,967,000

(Agreement dated 4/30/08 to be repurchased at $654,000,970, collateralized by $622,309,200 U.S. Treasury Notes and U.S. Treasury Bonds 4.50% to 5.13% due from 2/15/09 to 2/15/31. The value of the collateral is $667,046,441.)

UBS Securities LLC,
1.83%, 5/07/08	750,000	750,000,000
(Agreement dated 4/23/08 to be repurchased at $750,533,750, collateralized by $1,437,477,000 U.S. Treasury Strips due from 2/15/16 to 2/15/36. The value of the collateral is $765,002,389.)
Total Investments in Securities — 99.7% (Cost $9,790,707,000*)		9,790,707,000
Other Assets in Excess of Liabilities — 0.3%		28,432,399

Net Assets — 100.0%		$9,819,139,399

*	Aggregate cost for federal income tax purposes.

•	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Purchase Cost	Sales Cost	Interest Income
Merrill Lynch
Government
Securities Inc.	$1,071,739,000	$1,871,739,000	$110,021

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	25

Schedule of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Federal Trust Fund

	Par (000)	Value
Agency Obligations — 100.0%
Federal Farm Credit Bank Bond — 0.8%
3.38%, 7/15/08	$5,174	$5,186,989

Federal Farm Credit Bank Discount Notes — 22.9%
1.68%, 5/05/08(a)	50,000	49,990,667
2.66%, 5/08/08(a)	10,000	9,994,828
1.94%, 5/23/08(a)	30,000	29,964,433
2.00%, 5/28/08(a)	24,000	23,964,000
2.45%, 6/02/08(a)	10,000	9,978,222
2.27%, 6/05/08(a)	20,000	19,955,861

		143,848,011

Federal Farm Credit Bank Variable Rate Notes — 18.3%
2.24%, 8/21/08(b)	35,000	35,001,212
2.73%, 8/22/08(b)	40,000	39,998,198
2.76%, 8/27/08(b)	25,000	25,000,000
2.34%, 3/12/09(b)	15,000	15,000,000

		114,999,410

Federal Home Loan Bank Bonds — 6.4%
5.13%, 8/08/08	5,285	5,325,985
2.20%, 10/09/08	25,000	25,000,000
3.63%, 11/14/08	10,000	10,069,940

		40,395,925

Federal Home Loan Bank Discount Notes — 32.2%
2.00%, 5/01/08(a)	9,598	9,598,000
2.72%, 5/02/08(a)	20,000	19,998,489
2.71%, 5/16/08(a)	10,450	10,438,200
4.10%, 5/21/08(a)	8,000	7,981,778
1.97%, 5/23/08(a)	3,000	2,996,388
2.05%, 5/29/08(a)	10,000	9,984,056
4.08%, 5/30/08(a)	8,000	7,973,707
2.10%, 6/06/08(a)	5,446	5,434,563
2.20%, 6/06/08(a)	40,000	39,912,000
4.08%, 6/06/08(a)	8,000	7,967,360
2.10%, 6/11/08(a)	10,000	9,976,083
2.08%, 6/13/08(a)	6,141	6,125,743
4.13%, 6/13/08(a)	9,111	9,066,055
2.12%, 6/20/08(a)	25,000	24,926,389
2.05%, 6/25/08(a)	5,000	4,984,340
2.06%, 6/25/08(a)	10,000	9,968,513
2.08%, 7/11/08(a)	15,000	14,938,615

		202,270,279

Federal Home Loan Bank Variable Rate Notes — 16.3%
2.65%, 9/17/08(b)	10,000	9,998,897
2.51%, 1/09/09(b)	25,000	25,029,883
2.98%, 2/11/09(b)	20,000	20,000,000
2.63%, 8/10/09(b)	25,000	25,000,000
2.56%, 1/11/10(b)	22,000	22,028,439

		102,057,219

Tennessee Valley Authority Bond — 3.1%
5.38%, 11/13/08	19,014	19,336,513

Total Investments in Securities — 100.0% (Cost $628,094,346*)		628,094,346
Other Assets in Excess of Liabilities — 0.0%		64,999

Net Assets — 100.0%		$628,159,345

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date and the date shown is the final maturity date.

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Treasury Trust Fund

	Par (000)	Value
U.S. Treasury Obligations — 109.3%
U.S. Treasury Bills — 105.6%
1.40%, 5/01/08(a)	$44,042	$44,042,000
1.45%, 5/01/08(a)	5,268	5,268,000
1.49%, 5/01/08(a)	43,700	43,700,000
1.54%, 5/01/08(a)	1,358	1,358,000
1.55%, 5/01/08(a)	167,043	167,043,000
1.58%, 5/01/08(a)	170,000	170,000,000
2.35%, 5/01/08(a)	42,075	42,075,000
1.32%, 5/08/08(a)	37,017	37,007,535
1.35%, 5/08/08(a)	50,000	49,986,875
1.39%, 5/08/08(a)	8,322	8,319,751
1.47%, 5/08/08(a)	75,378	75,356,454
1.57%, 5/08/08(a)	15,385	15,380,294
2.15%, 5/08/08(a)	150,000	149,937,357
2.20%, 5/08/08(a)	75,000	74,967,917
0.80%, 5/15/08(a)	11,315	11,311,480
0.82%, 5/15/08(a)	65,000	64,979,272
0.84%, 5/15/08(a)	54,000	53,982,465
1.18%, 5/15/08(a)	4,917	4,914,744
1.20%, 5/15/08(a)	35,000	34,983,667
1.22%, 5/15/08(a)	84,453	84,412,932
1.29%, 5/15/08(a)	100,000	99,949,833
1.45%, 5/15/08(a)	50,000	49,971,903
0.96%, 5/22/08(a)	13,158	13,150,670
1.19%, 5/22/08(a)	40,000	39,972,233
1.20%, 5/22/08(a)	23,347	23,330,657
1.22%, 5/22/08(a)	35,000	34,975,092
1.46%, 5/22/08(a)	20,000	19,982,967
1.48%, 5/22/08(a)	26,215	26,192,368
1.57%, 5/22/08(a)	70,000	69,936,096
1.58%, 5/22/08(a)	100,000	99,907,833
2.21%, 5/22/08(a)	35,000	34,954,859
1.22%, 5/29/08(a)	170,000	169,838,689
1.24%, 5/29/08(a)	313,688	313,385,603
1.44%, 5/29/08(a)	50,000	49,944,000
2.19%, 5/29/08(a)	96,000	95,836,853
0.95%, 6/05/08(a)	35,000	34,967,674
0.98%, 6/05/08(a)	120,000	119,885,666
0.99%, 6/05/08(a)	110,000	109,894,125
1.00%, 6/05/08(a)	160,000	159,844,931
1.05%, 6/05/08(a)	10,000	9,989,826
1.08%, 6/05/08(a)	50,000	49,947,451
1.17%, 6/05/08(a)	50,000	49,943,125
1.22%, 6/05/08(a)	103,944	103,820,711
1.86%, 6/05/08(a)	50,000	49,909,826
0.90%, 6/12/08(a)	35,507	35,469,718
0.92%, 6/12/08(a)	42,255	42,209,893
0.93%, 6/12/08(a)	50,000	49,945,750
0.95%, 6/12/08(a)	5,004	4,998,454
0.98%, 6/12/08(a)	138,746	138,587,951
1.05%, 6/12/08(a)	53,400	53,334,585
1.07%, 6/12/08(a)	140,000	139,825,233
1.20%, 6/12/08(a)	100,000	99,860,000
3.14%, 6/12/08(a)	37,000	36,864,457
3.15%, 6/12/08(a)	18,000	17,933,955
3.18%, 6/12/08(a)	35,000	34,870,109
0.98%, 6/19/08(a)	55,000	54,926,636
1.03%, 6/26/08(a)	33,000	32,947,383
1.22%, 6/26/08(a)	15,000	14,971,533
0.78%, 7/03/08(a)	38,523	38,470,416
1.04%, 7/03/08(a)	110,000	109,800,763
1.11%, 7/03/08(a)	90,000	89,825,175
1.31%, 7/03/08(a)	70,000	69,840,138
1.32%, 7/03/08(a)	35,000	34,919,150
1.33%, 7/03/08(a)	35,000	34,918,844
1.40%, 7/03/08(a)	65,000	64,840,750
2.00%, 7/03/08(a)	15,629	15,574,299
2.09%, 7/03/08(a)	44,499	44,336,634
2.30%, 7/03/08(a)	139,000	138,441,741
1.29%, 7/10/08(a)	100,000	99,750,139
1.31%, 7/10/08(a)	100,000	99,746,056
1.43%, 7/10/08(a)	50,000	49,860,778
1.12%, 7/17/08(a)	130,000	129,688,578
1.21%, 7/24/08(a)	1,486	1,481,822
1.31%, 7/24/08(a)	65,000	64,802,075
1.32%, 7/24/08(a)	65,000	64,800,558
2.40%, 7/24/08(a)	20,000	19,888,000
2.41%, 7/24/08(a)	20,000	19,887,767
2.42%, 7/24/08(a)	20,000	19,887,300
1.39%, 7/31/08(a)	15,000	14,947,296
1.41%, 7/31/08(a)	35,000	34,875,697
1.42%, 7/31/08(a)	15,000	14,946,158
1.14%, 8/07/08(a)	100,000	99,689,667
1.14%, 8/14/08(a)	100,000	99,667,500
1.10%, 8/21/08(a)	75,000	74,743,333
1.12%, 9/04/08(a)	50,000	49,804,000
1.55%, 9/04/08(a)	30,000	29,837,198
1.78%, 9/04/08(a)	35,000	34,782,563
1.55%, 9/11/08(a)	90,000	89,484,625
1.36%, 9/25/08(a)	17,000	16,905,940
1.72%, 10/30/08(a)	36,000	35,686,960

		5,531,437,311

U.S. Treasury Notes — 3.7%
2.63%, 5/15/08	75,000	75,051,270
3.75%, 5/15/08	80,000	80,096,494
5.13%, 6/30/08	40,000	40,220,353

		195,368,117

Total Investments in Securities — 109.3% (Cost $5,726,805,428*)		5,726,805,428
Liabilities in Excess of Other Assets — (9.3)%		(487,862,209)

Net Assets — 100.0%		$5,238,943,219

*	Aggregate cost for federal income tax purposes is $5,726,981,226.
(a)	Rate shown reflects the discount rate at the time of purchase.
•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	27

Schedule of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
MuniFund

	Par (000)	Value
Municipal Bonds — 99.7%
Alabama — 1.0%
Alabama Public School & College Authority RB Municipal Trust Receipts Floaters Series 2007-2200 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1+)
2.43%, 5/07/08(a)(b)	$7,900	$7,900,000
West Jefferson Industrial Development Board PCRB (Alabama Power Co. Project) Series 1998 DN, (A-1, VMIG-1)
2.45%, 5/01/08(b)	40,590	40,590,000

		48,490,000

Alaska — 0.5%
Valdez Marine Terminal RB (BP Pipelines, Inc. Project) Series 2003A DN, (A-1+, VMIG-1)
2.60%, 5/01/08(b)	10,700	10,700,000
Valdez Marine Terminal RB (BP Pipelines, Inc. Project) Series 2003B DN, (A-1+, VMIG-1)
2.60%, 5/01/08(b)	13,800	13,800,000

		24,500,000

Arizona — 0.3%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC), (A-1+, VMIG-1)
2.50%, 5/07/08(b)	1,000	1,000,000
Arizona Transportation Board Excise Tax RB Series 2007 DN (Bank of America N.A. Liquidity Facility), (A-1+)
2.45%, 5/07/08(a)(b)	1,880	1,880,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP DN (Wells Fargo Bank N.A. Liquidity Facility),
2.44%, 5/07/08(a)(b)	3,275	3,275,000
Salt River Pima-Maricopa Indian Community RB Series 2006 DN (Bank of America N.A. LOC), (A-1+)
2.45%, 5/07/08(b)	7,300	7,300,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2007-1841 DN (Morgan Stanley Group Liquidity Facility),
2.43%, 5/07/08(a)(b)	922	921,500

		14,376,500

Arkansas — 0.5%
Arkansas HFA RB (Baptist Health Project) Series 1995 DN (MBIA Insurance), (A-1+)
4.00%, 5/07/08(b)	23,000	23,000,000

California — 5.1%
California Department of Water Resource Power Supply RB Series 2008I-2 DN (Landesbank Hessen-Thueringen Girozentrale LOC), (A-1+, VMIG-1)
2.35%, 5/07/08(b)	2,200	2,200,000
California GO Municipal Trust Receipts Floaters Series 2007-2003 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.54%, 5/07/08(a)(b)	85	85,000
California GO Municipal Trust Receipts Floaters Series 2008-2590 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1+)
2.53%, 5/07/08(a)(b)	12,115	12,115,000
California GO Municipal Trust Receipts Floaters Series 2008-2664 DN (Morgan Stanley Municipal Funding Liqudity Facility), (A-1+)
2.53%, 5/07/08(a)(b)	3,800	3,800,000
California GO Municipal Trust Receipts Floaters Series 2008-2670 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1+)
2.53%, 5/07/08(a)(b)	9,800	9,800,000
California GO Series 2003A-2 DN (JPMorgan Chase & Co. LOC, WestLB AG LOC), (A-1+, VMIG-1)
2.40%, 5/01/08(b)	14,200	14,200,000
California GO Series 2007 RAN, (A-1, P-1)
4.00%, 6/30/08	139,000	139,140,953

California Health Facilities Financing Authority RB Municipal Trust Receipts Floaters Series 2008-2636 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), (VMIG-1)

2.53%, 5/07/08(a)(b)	15,055	15,055,000

Long Beach Bond Finance Authority GO Municipal Trust Receipts Floaters Series 2008-2563D DN (AMBAC Insurance, Transamerica International, Inc. Guaranty, Morgan Stanely Municipal Funding Liqudity Facility), (A-1+)

2.55%, 5/07/08(a)(b)	25,990	25,990,000
Los Angeles Unified School District GO Munitops Trust Certificates Series 2005-36 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA), (F-1+, AAA)
3.81%, 5/01/08(a)(b)	15,995	15,995,000

		238,380,953

Colorado — 2.2%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 DN (U.S. Bank N.A. LOC), (A-1+)
2.48%, 5/07/08(b)	10,560	10,560,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 DN (U.S. Bank N.A. LOC), (A-1+)
2.51%, 5/07/08(b)	6,505	6,505,000
Aurora Centretech Metropolitan District GO Series 1998 DN (U.S. Bank N.A. LOC), (A-1+)
2.43%, 5/07/08(b)	3,170	3,170,000
Colorado Educational & Cultural Facilities Authority RB (Northwest University Project) Series 2007 DN (Bank of America N.A. LOC), (A-1+)
2.45%, 5/07/08(b)	8,265	8,265,000
Colorado Educational & Cultural Facilities Authority RB (St. John Evangelical School Project) Series 2007 DN (Commerce Bank N.A. LOC), (VMIG-1)
2.70%, 5/07/08(b)	11,815	11,815,000
See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniFund

	Par (000)	Value
Municipal Bonds (Continued)
Colorado (Continued)
Colorado HFA RB Series 2001AA-2 DN (Landesbank Hessen-Thueringen Girozentrale SBPA), (A-1+, VMIG-1)
2.70%, 5/07/08(b)	$9,800	$9,800,000
Colorado Housing & Finance Authority RB (Single Family Mortgage Project) Series 2006I-C2 DN (DEFPA Bank Plc SBPA), (A-1, VMIG-1)
2.70%, 5/07/08(b)	2,500	2,500,000
Colorado Springs Utilities RB Series 2005 ROC-RR-II-R-457 DN (Citibank N.A. Liquidity Facility), (VMIG-1)
2.43%, 5/07/08(a)(b)	7,465	7,465,000
Cornerstar Metropolitan District RB Series 2007 DN (Compass Bank LOC), (A-1)
2.51%, 5/07/08(b)	10,000	10,000,000
Regional Transportation District RB (FastTrack Project) Series 2007 ROC-RR-II-R-10118 DN (AMBAC Insurance, Citigroup Financial Products Liquidity Facility), (AAA, A-1)
2.61%, 5/07/08(a)(b)	7,435	7,435,000
Regional Transportation District RB Series 2007 ROC-R-II-R-10117 DN (AMBAC Insurance, Citigroup Financial Products Liquidity Facility),
2.61%, 5/07/08(a)(b)	7,995	7,995,000
Solaris Metropolitan District No. 1 RB Series 2008 DN (KeyBank N.A. LOC), (A-1)
2.48%, 5/07/08(b)	5,610	5,610,000
Southglenn Metropolitan District RB Series 2007 DN (Banque Nationale de Paribas LOC), (A-1+)
2.48%, 5/07/08(b)	3,100	3,100,000
Timnath Development Authority RB Series 2007 DN (Compass Bank LOC),
2.51%, 5/07/08(b)	6,675	6,675,000

		100,895,000

Connecticut — 1.3%

Connecticut Health & Educational Facilities Authority RB Municipal Trust Receipts Floaters (Quinnipiac University Project) Series 2007K-100WD DN (MBIA Insurance, Lehman Liquidity Co. Liquidity Facility), (VMIG-1)

3.55%, 5/07/08(a)(b)	12,370	12,370,000
Connecticut Special Tax Obligation RB (Transportation Infrastructure Project) Series 2003-1 DN (AMBAC Insurance, WestLB AG SBPA), (A-1+, VMIG-1)
4.50%, 5/07/08(b)	50,100	50,100,000

		62,470,000

Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 DN (M&T Bank Corp. LOC), (A-1)
2.48%, 5/07/08(b)	2,350	2,350,000
Delaware Economic Development Authority RB (St. Anne’s Episcopal School Project) Series 2001 DN (Wilmington Trust Co. LOC), (A-1)
2.43%, 5/07/08(b)	1,935	1,935,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A DN (M&T Bank Corp. LOC), (A-1)
2.48%, 5/07/08(b)	2,625	2,625,000

		6,910,000

District of Columbia — 0.9%
District of Columbia RB (Arts & Technology Academy Project) Series 2002 DN (M&T Bank Corp. LOC), (VMIG-1)
2.43%, 5/07/08(b)	3,445	3,445,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A DN (M&T Bank Corp. LOC),
2.43%, 5/07/08(b)	7,100	7,100,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 DN (Branch Banking & Trust Co. LOC), (Aaa, VMIG-1)
2.48%, 5/07/08(a)(b)	1,700	1,700,000
District of Columbia RB (Washington Drama Society, Inc. Project) Series 2008 DN (JPMorgan Chase Bank LOC), (VMIG-1)
2.43%, 5/07/08(b)	10,000	10,000,000
Washington Metro Area Transportation TECP,
0.95%, 5/06/08	20,000	20,000,000

		42,245,000

Florida — 5.5%
Broward County Professional Sports Facilities RB (Civic Arena Project) Series 2008DB-487 DN (AMBAC Insurance, Deutsche Bank A.G. Liquidity Facility),
2.44%, 5/07/08(a)(b)	7,155	7,155,000
Cape Coral Water & Sewer RB Series 2007 ROC-RR-II-R-11097PB DN (AMBAC Insurance, PB Capital Corp. Liquidity Facility), (A-1, VMIG-1)
2.48%, 5/07/08(a)(b)	6,185	6,185,000
Florida Department of Environmental Protection RB MERLOTS Trust Receipts Series 2007D-81 DN (MBIA Insurance, Wachovia Bank N.A. SBPA), (A-1+)
3.52%, 5/07/08(a)(b)	7,500	7,500,000
Florida Gas Utilities RB (Gas Supply Project) Series 2006 DN (Multiple SBPA’s), (A-1+, VMIG-1)
1.70%, 5/07/08(b)	30,900	30,900,000
Florida Hurricane Catastrophe Fund RB Series 2006A MB,
5.00%, 7/01/08	2,080	2,084,203
Florida Juvenile Department RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA), (VMIG-1)
4.97%, 5/07/08(a)(b)	10,005	10,005,000
Florida Keys Aqueduct Authority Water RB Series 2008-25 DN (CIFG Insurance, DEPFA Bank Plc SBPA, DEPFA Bank Plc LOC), (VMIG-1)
2.19%, 5/07/08(a)(b)	39,150	39,150,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	29

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniFund

	Par (000)	Value
Municipal Bonds (Continued)
Florida (Continued)
Hernando County Water & Sewer RB Eclipse Funding Trust Series 2006-0035 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility), (A-1+)
2.49%, 5/07/08(a)(b)	$7,200	$7,200,000
Highlands County Health Facilities Authority RB (Adventist Health System Project) Series 2007A-2 DN,
2.55%, 5/07/08(b)	1,070	1,070,000
Jacksonville Electric Authority TECP,
1.38%, 6/04/08	17,325	17,325,000
Jacksonville Health Facilities Authority Hospital RB (Charity Obligation Group Project) Series 1997C DN (MBIA Insurance, Bank of America N.A. SBPA), (A-1+, VMIG-1)
2.65%, 5/01/08(b)	10,170	10,170,000
Jacksonville PCRB (Florida Power & Light Co. Project) Series 1995 DN, (A-1, VMIG-1)
2.45%, 5/01/08(b)	15,540	15,540,000
Jacksonville Transportation RB Series 2008A DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1)
2.40%, 5/07/08(b)	45,500	45,500,000
Miami Dade County Expressway Authority Toll System RB Series 2006A-121 DN (AMBAC Insurance, Citibank N.A. LOC),
2.49%, 5/07/08(a)(b)	2,740	2,740,000
Miami-Dade County School Board COP Eclipse Funding Trust Series 2007A DN (U.S. Bank LOC), (A-1+)
2.49%, 5/07/08(a)(b)	2,670	2,670,000
Orlando & Orange County Expressway Authority RB Series 2007A DN (FSA Insurance, Bayerishe Landesbank Girozentrale Liquidity Facility),
2.49%, 5/07/08(a)(b)	10,000	10,000,000
Orlando & Orange County Expressway Authority RB Series 2008B-3 DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1)
2.65%, 5/07/08(b)	20,000	20,000,000
Palm Beach County RB PUTTERS Series 2008-2622 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	1,830	1,830,000
Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty), (VMIG-1)
2.57%, 5/07/08(a)(b)(c)	2,130	2,130,000
Polk County IDRB (Winter Haven Hospital Project) Series 2006 DN (SunTrust Bank LOC), (A-1+)
2.45%, 5/07/08(b)	5,000	5,000,000
Port St. Lucie RB Munitops Trust Certificates Series 2006 DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA), (VMIG-1)
3.23%, 5/07/08(a)(b)	10,750	10,750,000
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	1,550	1,550,000
Volusia County School Board COP Eclipse Funding Trust Series 2007-0036 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility), (A-1+, VMIG-1)
3.78%, 5/07/08(a)(b)	1,960	1,960,000

		258,414,203

Georgia — 2.5%
Atlanta Airport RB Series 2003C-2 DN (MBIA Insurance, Wachovia Bank N.A. SBPA), (A-1+, VMIG-1)
3.00%, 5/07/08(b)	11,450	11,450,000
Atlanta Airport RB Series 2003C-3 DN (MBIA Insurance, WestLB AG SBPA), (A-1+, VMIG-1)
3.00%, 5/07/08(b)	10,960	10,960,000
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2005 DN (FSA Insurance, Citibank N.A. Liquidity Facility), (A-1+)
2.47%, 5/07/08(a)(b)	5,000	5,000,000
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2006A DN (FSA Insurance, Citibank N.A. Liquidity Facility), (A-1+)
2.49%, 5/07/08(a)(b)	4,600	4,600,000
Atlanta Water & Wastewater RB Series 2008 DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1)
2.60%, 5/07/08(b)	25,000	25,000,000
Bibb County Methodist Home Development Authority RB Series 2001 DN (SunTrust Bank LOC), (VMIG-1)
2.75%, 5/07/08(b)	2,000	2,000,000
Burke County Development Authority PCRB (Georgia Power Co. Vogtle Project) Series 1994-8 DN, (VMIG-1)
2.53%, 5/07/08(b)	10,000	10,000,000
Burke County Development Authority PCRB (Georgia Power Co. Vogtle Project) Series 1996 DN,
2.65%, 5/07/08(b)	5,700	5,700,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D DN (SunTrust Bank LOC), (VMIG-1)
2.48%, 5/07/08(b)	1,100	1,100,000
Fulton County Development Authority RB (Georgia Technical Facilities Project) Series 2008B DN (SunTrust Bank LOC), (A-1+, VMIG-1)
2.60%, 5/07/08(b)	3,400	3,400,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.48%, 5/07/08(b)	3,000	3,000,000
Heard County Development Authority PCRB (Georgia Power Co. Wansley Project) Series 1997 DN,
2.70%, 5/07/08(b)	7,500	7,500,000
Municipal Electric Authority RB (Project One Project) Series 2000C DN (MBIA Insurance, Bayerische Landebank Girozentrale LOC), (A-1+, VMIG-1)
2.55%, 5/07/08(b)	26,055	26,055,000

		115,765,000

Hawaii — 0.1%
Hawaii GO Series 2007 ROC-RR-II-R-12161 DN (FSA Insurance, Bank of New York Liquidity Facility), (A-1+, VMIG-1)
2.49%, 5/07/08(a)(b)	3,470	3,470,000

Idaho — 0.2%
Idaho GO Series 2007 TAN, (SP-1+, MIG-1)
4.50%, 6/30/08	10,100	10,112,287

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniFund

	Par (000)	Value
Municipal Bonds (Continued)
Illinois — 4.2%
Chicago GO Municipal Trust Receipts Floaters Series 2008-31 DN (DEPFA Bank Plc LOC, DEPFA Bank Plc SBPA),
2.73%, 5/07/08(a)(b)	$19,200	$19,200,000
Chicago Park District GO Series 2007 ROC-RR-II-R-12129 DN (FGIC Insurance, FSA Insurance, Bayerische Landesbank Girozentrale Liquidity Facility), (A-1, VMIG-1)
2.50%, 5/07/08(a)(b)	5,665	5,665,000
Chicago Water RB Series 2008-2622 DN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
2.48%, 5/07/08(a)(b)	16,700	16,700,000
Cook County Township High School District Number 225 GO PUTTERS Series 2008-2445 DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	2,690	2,690,000
Illinois Dedicated Tax RB Macon Trust Certificates Series 2002N DN (AMBAC Insurance, Bank of America N.A. SBPA), (A-1+)
3.43%, 5/07/08(a)(b)	2,935	2,935,000
Illinois Educational Facilities Authority RB Macon Trust Certificates Series 2005D DN (Bank of America N.A. SBPA), (A-1+)
2.45%, 5/07/08(a)(b)	2,780	2,780,000
Illinois Educational Facilities Authority RB Series 2007 1B-3 TECP (Dexia Bank LOC), (A-1+)
3.66%, 5/06/08	10,000	10,000,000
Illinois Finance Authority RB (Advocate Health Care Network Project) Series 2008B-4 DN (JPMorgan Chase & Co. SBPA), (A-1+, VMIG-1)
2.58%, 5/07/08(b)	36,525	36,525,000
Illinois Finance Authority RB (University of Chicago Project) Series 2008DB-601 DN (Deutsche Bank Liquidity Facility),
2.44%, 5/07/08(a)(b)	10,305	10,305,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2006-06-2001 DN (Landsbank Hessen-Thuringen Girozentrale SBPA), (A-1)
2.49%, 5/07/08(a)(b)	14,000	14,000,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2007-73TP DN (The Goldman Sachs Group, Inc. Liquidity Facility),
2.44%, 5/07/08(a)(b)	10,005	10,005,000
Illinois GO Macon Trust Certificates Series 2006L DN (Bank of America N.A. SBPA), (VMIG-1)
2.45%, 5/07/08(a)(b)	3,500	3,500,000
Illinois Highway Authority Toll RB Series 1998B DN (FSA Insurance, Landesbank Hessen-Thueringen Girozentrale SBPA), (VMIG-1)
2.60%, 5/07/08(b)	16,675	16,675,000
Kane County Community Unit School District Number 304 GO Municipal Trust Receipts Floaters Series 2008-2310 DN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility), (A-1+)
2.48%, 5/07/08(a)(b)	4,940	4,940,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB (McCormick Place Expansion Project) Series 2008DB-476 DN (MBIA Insurance, Deutsche Bank A.G. Liquidity Facility),
2.46%, 5/07/08(a)(b)	15,000	15,000,000
Rockford County RB (Wesley Willows Obligation Project) Series 2007 DN (M & I Marshall & Ilsley LOC), (A-1)
2.58%, 5/01/08(a)(b)	10,625	10,625,000
Rockford IDRB (Trinity Learning Center Project) Series 2003 DN (M & I Marshall & Ilsley Bank LOC),
2.63%, 5/07/08(b)	3,500	3,500,000
Will & Kendall Counties Community Consolidated School District Number 202 GO PUTTERS Series 2008-2569 DN (Assured Guaranty Ltd. Insurance, JPMorgan Chase & Co. Liquidity Facility), (A-1+)
2.51%, 5/07/08(a)(b)	6,240	6,240,000
Will County Community High School District No. 210 Lincoln-Way GO Municipal Trust Receipts Floaters Series 2008-2286 DN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility), (VMIG-1)
2.48%, 5/07/08(a)(b)	6,625	6,625,000

		197,910,000

Indiana — 2.4%
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Royal Bank of Scotland LOC), (A-1+)
2.48%, 5/07/08(b)	10,745	10,745,000
Indiana Bond Bank RB (Advance Funding Program) Series 2008A RAN (Bank of New York LOC), (SP-1+)
3.00%, 1/30/09	15,000	15,099,203
Indiana Bond Bank RB (Mid-Year Funding Program) Series 2007A RAN (Bank of New York LOC), (SP-1+)
4.50%, 5/20/08	12,000	12,004,518
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A DN (LaSalle Bank N.A. LOC),
2.50%, 5/07/08(b)	12,935	12,935,000
Indiana Finance Authority RB PUTTERS Series 2006-1642 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	3,790	3,790,000
Indiana Health Facilities Financing Authority RB (Henry County Hospital Project) Series 2002 DN (Fifth Third Bank N.A. LOC), (A-1+)
2.45%, 5/07/08(b)	16,095	16,095,000
Jasper County Economic Development Authority RB (Oak Grove Project) Series 2006 DN (Fifth Third Bank N.A. LOC), (A-1+)
2.48%, 5/07/08(b)	4,380	4,380,000
Porter County Industrial Jail Building Corp. RB MERLOTS Trust Receipts Series 2001A-43 DN (Wachovia Bank N.A. LOC), (A-1)
2.82%, 5/07/08(a)(b)	7,110	7,110,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	31

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniFund

	Par (000)	Value
Municipal Bonds (Continued)
Indiana (Continued)
Tipton Economic Development RB (Tipton Memorial Hospital Project) Series 2006A DN (Fifth Third Bank N.A. LOC),
2.48%, 5/07/08(b)	$24,200	$24,200,000
Winona Lake Economic Development RB (Grace College Project) Series 2006 DN (KeyBank N.A. LOC), (A-1)
2.48%, 5/07/08(b)	6,730	6,730,000

		113,088,721

Iowa — 0.7%
Des Moines Commercial Development RB (Grand Office Park Project) Series 1985 DN (Principal Life Insurance Co. Guaranty), (A-1+)
2.55%, 5/07/08(b)	8,000	8,000,000
Iowa GO Series 2007 TRAN, (MIG-1, F-1+)
4.00%, 6/30/08	9,000	9,010,878
Urbandale IDRB (Aurora Business Park Assoc. Project) Series 1985 DN (Principal Life Insurance Co. Guaranty), (A-1+)
2.60%, 5/07/08(b)	9,200	9,200,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC),
2.63%, 5/07/08(b)	4,500	4,500,000

		30,710,878

Kansas — 0.1%
Lenexa RB Series 2007-302 DN (Bank of America N.A. Liquidity Facility), (VMIG-1)
2.47%, 5/07/08(a)(b)	4,000	4,000,000

Kentucky — 1.0%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A DN (U.S. Bank N.A. LOC), (VMIG-1)
2.47%, 5/07/08(b)	4,050	4,050,000
Kenton County Educational RB (Redwood Rehabilitation Center Project) Series 2004 DN (Fifth Third Bank N.A. LOC),
2.57%, 5/07/08(b)	510	510,000
Kentucky Asset Liability TECP (Dexia Group LOC),
1.55%, 6/05/08	8,000	8,000,000
Kentucky Economic Development Finance Authority RB (Adventist Long Term Care Project) Series 2007 DN (SunTrust Bank LOC),
2.45%, 5/07/08(b)	3,630	3,630,000
Kentucky Public Energy Gas Authority RB Series 2006 DN (Societe Generale Group LOC), (A-1+, VMIG-1)
2.56%, 5/01/08(b)	28,300	28,300,000

		44,490,000

Louisiana — 2.2%
Donaldsonville IDRB (Chef John Folse & Co. Project) Series 2007A DN (Regions Bank LOC),
2.55%, 5/07/08(b)	5,000	5,000,000
Lafourche Parish Consolidated School District No. 1 GO Series 2008 MB (Assured Guaranty Ltd. Insurance), (AAA)
3.00%, 5/07/08	295	296,410
Lake Charles Harbor & Terminal District RB (Lake Charles Cogeneration Project) Series 2008 MB (Rabobank N.A. GIC), (A-1+)
2.25%, 3/15/09	30,000	30,000,000
Louisiana Gas & Fuel Tax RB Series 2006-0150 DN (FSA Insurance, Citibank N.A. LOC), (A-1+)
2.49%, 5/07/08(a)(b)	23,735	23,735,000
Louisiana Gas & Fuel Tax RB Series 2006A-137 DN (FSA Insurance, Citibank N.A. SBPA), (A-1+)
2.49%, 5/07/08(a)(b)	1,040	1,040,000
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 DN (Federal National Mortgage Assoc. Guaranty), (A-1+)
2.48%, 5/07/08(b)	2,935	2,935,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B DN,
2.70%, 5/07/08(b)	7,500	7,500,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Northwestern State University Student Project) Series 2007A DN (Regions Bank LOC),
2.51%, 5/07/08(b)	8,785	8,785,000
Louisiana Public Facilities Authority RB (GCGK Investments LLC Project) Series 2006 DN (AmSouth Bank LOC), (P-1)
2.43%, 5/07/08(b)	4,000	4,000,000
Monroe Sales & Use Tax RB Series 2007A DN (FSA Insurance, JPMorgan Chase Bank SBPA), (A-1+)
2.50%, 5/07/08(b)	19,640	19,640,000

		102,931,410

Maine — 0.1%
Maine School Administrative District No. 051 GO Series 2007 BAN, (SP-1+)
3.75%, 12/30/08	4,000	4,016,714

Maryland — 0.9%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC), (A-1)
2.43%, 5/07/08(b)	4,415	4,415,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A DN (M&T Bank Corp. LOC), (A-1)
2.43%, 5/07/08 (acquired 12/14/07, cost $2,135,000)(b)(d)	2,135	2,135,000
Maryland Economic Development Corp. RB (Government Insurance Trust Facility Project) Series 2007 DN (M&T Bank Corp. LOC),
2.43%, 5/07/08(b)	4,260	4,260,000
Maryland Health & Higher Educational Facilities Authority RB (Adventist Healthcare Project) Series 2005A DN (LaSalle Bank N.A. LOC), (VMIG-1)
2.45%, 5/07/08(b)	11,700	11,700,000

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniFund

	Par (000)	Value
Municipal Bonds (Continued)
Maryland (Continued)
Maryland Health & Higher Educational Facilities Authority RB (Lifebridge Health Project) PUTTERS Series 2008-2602 DN (Assured Guaranty Ltd. Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	$3,440	$3,440,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 DN (M&T Bank Corp. LOC), (A-1)
2.43%, 5/07/08(b)	8,130	8,130,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 DN (M&T Bank Corp. LOC), (A-1)
2.48%, 5/07/08(b)	3,060	3,060,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 DN (M&T Bank Corp. LOC), (A-1)
2.43%, 5/07/08(b)	2,500	2,500,000

		39,640,000

Massachusetts — 4.4%
Cohasset GO Series 2007 BAN, (SP-1+)
4.00%, 8/08/08	10,000	10,008,866
Marblehead GO Series 2007 BAN, (SP-1+)
4.00%, 8/14/08	8,000	8,007,521
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 DN (Bank of America N.A. LOC, Bank of American N.A. Liquidity Facility),
2.54%, 5/07/08(a)(b)	41,815	41,815,000
Massachusetts Development Finance Agency RB (Hillside School Project) Series 2007 DN (Sovereign Bank LOC, JPMorgan Chase Bank LOC), (A-1+, VMIG-1)
2.44%, 5/07/08(b)	5,000	5,000,000
Massachusetts Development Finance Agency RB (Insitution for Developing Disabilitites Project) Series 2008 DN (Sovereign Bank LOC, JPMorgan Chase Bank LOC), (VMIG-1)
1.90%, 5/07/08(b)	10,895	10,895,000
Massachusetts GO Municipal Trust Receipts Floaters Series 2007-P62W-D DN (Lehman Liquidity Co. Liquidity Facility), (VMIG-1)
2.35%, 5/07/08(a)(b)	25,000	25,000,000
Massachusetts GO Municipal Trust Receipts Floaters Series 2008-8023 DN (FSA Insurance, Dexia Credit Local Liquidity Facility), (A-1)
2.47%, 5/07/08(a)(b)	17,135	17,135,000
Massachusetts GO Municipal Trust Receipts Floaters Series 2008-8024 DN (FSA Insurance, Dexia Credit Local Liquidity Facility), (A-1)
2.47%, 5/07/08(a)(b)	22,920	22,920,000
Massachusetts GO Series 2001C MB, (AA, Aa2)
5.25%, 12/01/08	5,285	5,387,122
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare Systems Project) Series 2003D-1 DN, (A-1+, VMIG-1)
2.32%, 5/01/08(b)	6,800	6,800,000
Massachusetts Health & Educational Facilities Authority TECP,
1.55%, 5/19/08	9,000	9,000,000
1.85%, 6/05/08	29,400	29,400,000
Massachusetts Water Resources Authority RB Municipal Trust Receipts Floaters Series 2007-07-KL3D DN (FSA Insurance, Bayerische Hypo-Und Vereinsbank Liquidity Facility), (VMIG-1)
2.75%, 5/07/08(a)(b)	11,640	11,640,000

		203,008,509

Michigan — 3.7%
Detroit Sewage Disposal RB Series 2001C-1 DN (FSA Insurance, Dexia Credit Local SBPA), (A-1+, VMIG-1)
2.60%, 5/07/08(b)	6,000	6,000,000
Kent Hospital Finance Authority RB (Spectrum Health Project) Series 2008B-2 DN (Landesbank Baden-Wuerttemberg Girozentrale SBPA), (A-1, VMIG-1)
2.57%, 5/07/08(b)	70,000	70,000,000
Macomb Hospital Finance Authority RB (Mt. Clemens General Project) Series 2003A-2 DN (Comercia Bank N.A. LOC),
2.75%, 5/07/08(b)	7,695	7,695,000
Michigan Higher Educational Facilities Authority RB (Cleary University Project) Series 2006 DN (Comerica Bank N.A. LOC), (A-1)
2.61%, 5/07/08(b)	5,240	5,240,000
Michigan Hospital Finance Authority RB (Trinity Health Credit) Series 2005F DN, (A-1+, VMIG-1, F-1+)
2.62%, 5/07/08(b)	24,900	24,900,000
Michigan Municipal Bond Authority GO Series 2007B-1 RAN, (SP-1+)
4.50%, 8/20/08	15,000	15,035,939
Michigan State University RB Series 1998A-2 DN (DEPFA Bank Plc SBPA), (A-1+, VMIG-1)
2.40%, 5/07/08(b)	36,000	36,000,000
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, Bank of America N.A. SBPA), (F-1+)
2.51%, 5/07/08(a)(b)	9,215	9,215,000

		174,085,939

Minnesota — 1.5%
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Systems RB (Allina Health System Project) Series 2007B-1 DN (MBIA Insurance, Bank of New York SBPA), (VMIG-1)
3.50%, 5/07/08(b)	37,710	37,710,000
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Systems RB (Children’s Hospital Clinic Project) Series 2004A DN (FSA Insurance, U.S. Bank N.A. SBPA),
2.53%, 5/02/08(b)	5,000	5,000,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Series 2005A DN (AMBAC Insurance, Morgan Stanley Liquidity Facility),
2.44%, 5/07/08(a)(b)	3,450	3,450,000
Minnesota Public Facilities Authority Water PCRB MERLOTS Trust Receipts Series 2002A DN (Wachovia Bank N.A. SBPA), (VMIG-1)
2.72%, 5/07/08(a)(b)	14,695	14,695,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	33

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniFund

	Par (000)	Value
Municipal Bonds (Continued)
Minnesota (Continued)
West St. Paul ISD Number 197 RB Series 2004 ROC-RR-II-R-6506 DN (Citibank N.A. SBPA), (A-1+)
2.43%, 5/07/08(a)(b)	$7,080	$7,080,000

		67,935,000

Mississippi — 0.7%
Mississippi Development Bank RB Series 2007H-1 DN (Regions Bank LOC), (VMIG-1)
2.05%, 5/07/08(a)(b)	13,000	13,000,000
Mississippi Development Bank Special Obligation RB (Correctional Facilities Project) Series 2002 DN (AMBAC Insurance, AmSouth Bank of Alabama SBPA), (A-1)
5.25%, 5/07/08(b)	205	205,000
Mississippi Hospital Equipement Facililty TECP,
2.15%, 6/06/08	19,210	19,210,000

		32,415,000

Missouri — 1.6%
Bi-State Development Agency Metropolitan District RB (Metrolink Cross County Project) Series 2002A DN (FSA Insurance, WestLB AG SBPA), (A-1+, VMIG-1)
2.80%, 5/07/08(b)	28,260	28,260,000
Brentwoood RB (Eager Road Project) Series 2007-2B DN (Compass Bank LOC), (A-1)
2.50%, 5/07/08(b)	13,235	13,235,000
Jackson County Special Obligation RB Series 2006 ROC-RR-II-R-663 DN (AMBAC Insurance, AmSouth Bank of Alabama LOC), (VMIG-1)
2.91%, 5/07/08(a)(b)	10,055	10,055,000
Missouri Development Finance Board Lease RB Series 1999 DN (Transamerica Life Insurance Co. SBPA), (A-1+)
2.85%, 5/07/08(b)	9,605	9,605,000
Missouri Highways & Transit Commission RB PUTTERS Series 2008-2623 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.51%, 5/07/08(a)(b)	5,345	5,345,000
Missouri Highways & Transpotation Commission First Lien State Road RB Municipal Trust Receipts Floaters Series 2008-07 DN (Branch Banking & Trust Co. Liquidity Facility), (A-1)
2.43%, 5/07/08(a)(b)	9,995	9,995,000

		76,495,000

Nebraska — 0.5%
Central Plains Energy RB MERLOTS Trust Receipts Series 2007E-09 DN (Wachovia Bank N.A. SBPA), (A-1+)
2.82%, 5/07/08(a)(b)	5,215	5,215,000
Omaha Convention Center GO Series 2007 ROC-RR-II-R-12170 DN (Bank of New York Liquidity Facility), (A-1+, VMIG-1)
2.46%, 5/07/08(a)(b)	7,990	7,990,000
Scotts Bluff County Hospital Authority No. 1 RB (Regional West Medical Center Project) Series 2005 DN (KeyBank N.A. LOC), (VMIG-1)
2.50%, 5/07/08(b)	10,000	10,000,000

		23,205,000

Nevada — 0.9%
Clark County School District GO PUTTERS Series 2005-1159 DN (FSA Insurance, PB Capital Corp. Liquidity Facility),
2.51%, 5/07/08(a)(b)	3,975	3,975,000

Henderson Healthcare Facility RB Municipal Trust Receipts Floaters (Catholic Healthcare West Project) Series 2008-2633 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1+)

2.53%, 5/07/08(a)(b)	14,500	14,500,000

Reno Health Facility RB Municipal Trust Receipts Floaters (Catholic Healthcare West Project) Series 2008-2634 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), (A-1+)

2.53%, 5/07/08(a)(b)	21,375	21,375,000

		39,850,000

New Hampshire — 1.3%
New Hampshire Business Finance Authority RB (Huggins Hospital Project) Series 2007 DN (TD Banknorth N.A. LOC), (A-1+)
2.63%, 5/07/08(b)	5,000	5,000,000
New Hampshire Business Finance Authority RB (Monadnock Community Hospital Project) Series 2007 DN (TD BankNorth N.A. LOC), (A-1+)
2.63%, 5/01/08(b)	8,230	8,230,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A DN (TD Banknorth N.A. LOC),
2.48%, 5/07/08(b)	4,000	4,000,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B DN (TD Banknorth N.A. LOC), (VMIG-1)
2.46%, 5/07/08(b)	4,310	4,310,000
New Hampshire Business Finance Authority RB (Valley Regional Hospital Project) Series 2003 DN (Bank of New York LOC), (A-1+)
2.48%, 5/07/08(b)	9,665	9,665,000
New Hampshire Health & Educational Facilities Authority RB (Wentworth Douglass Hospital Project) Series 2001 DN (Radian Insurance, JPMorgan Chase Bank LOC), (A-1+)
2.40%, 5/07/08(b)	3,950	3,950,000
New Hampshire Higher Education & Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2007-1633 DN (AMBAC Insurance, Morgan Stanley Municipal Funding Liquidity Facility), (VMIG-1)
2.53%, 5/07/08(a)(b)	27,590	27,590,000

		62,745,000

New Jersey — 2.0%
Camden County Improvement Authority RB (Harvest Village Project) Series 1999A DN (JPMorgan Chase Bank LOC), (A-1+)
2.29%, 5/01/08(b)	1,400	1,400,000
New Jersey Economic Development Authority RB (School Facilities Project) Series 2008V-1 DN (Allied Irish Bank Plc LOC), (VMIG-1)
2.60%, 5/07/08(b)	15,000	15,000,000

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniFund

	Par (000)	Value
Municipal Bonds (Continued)
New Jersey (Continued)
New Jersey Economic Development Authority RB (School Facilities Project) Series 2008V-4 DN (Bank of America N.A. LOC), (VMIG-1)
2.60%, 5/07/08(b)	$9,635	$9,635,000
New Jersey Economic Development Authority RB (School Facilities Project) Series 2008V-5 DN (Wachovia Bank N.A. LOC), (VMIG-1)
2.60%, 5/07/08(b)	25,000	25,000,000
New Jersey GO Series 2007 TRAN, (SP-1+, MIG-1)
4.50%, 6/24/08	10,000	10,012,941
Port Authority of New York & New Jersey Special Obligation RB (Versatile Structure Obligation Project) Series 1994-2 DN (JPMorgan Chase & Co. SBPA), (A-1+, VMIG-1)
1.69%, 5/01/08(b)	30,400	30,400,000

		91,447,941

New Mexico — 1.3%
New Mexico Finance Authority RB Series 2008A-2 DN (UBS AG LOC),
1.55%, 5/07/08(b)	8,000	8,000,000
New Mexico GO Series 2007 TRAN,
3.75%, 6/30/08	40,000	40,045,851
University of New Mexico RB Munitops Trust Certificates Series 2005-42 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA), (F-1+)
2.51%, 5/07/08(a)(b)	10,290	10,290,000

		58,335,851

New York — 6.5%

Long Island Power Authority Electric System RB Municipal Trust Receipts Floaters Series 2008-2565D DN (CIFG Insurance, Morgan Stanley Municipal Funding Liqiudity Facility, Transamerica International, Inc. Guaranty), (A-1+)

2.56%, 5/07/08(a)(b)	18,345	18,345,000
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B DN (FSA Insurance, Dexia Credit Local SBPA), (A-1+)
2.30%, 5/07/08(b)	48,450	48,450,000
New York City GO Series 1993E-4 DN (State Street Bank & Trust Co. LOC), (A-1+, VMIG-1)
2.50%, 5/01/08(b)	13,000	13,000,000
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
2.37%, 5/07/08(b)	1,255	1,255,000
New York City GO Series 2008J-3 DN (Allied Irish Bank Plc LOC), (A-1, VMIG-1)
2.50%, 5/07/08(b)	1,000	1,000,000
New York City GO Series 2008L-5 DN (Dexia Credit Local Liquidity Facility), (A-1+)
2.50%, 5/07/08(b)	30,000	30,000,000
New York City Municipal Water Finance Authority TECP, (A-1+, P-1)
2.20%, 5/29/08	34,100	34,100,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-1 DN (Fortis Bank SBPA), (A-1+, VMIG-1)
2.35%, 5/07/08(b)	50,000	50,000,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 2001A DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1)
2.65%, 5/07/08(b)	30,600	30,600,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3B DN (Citigroup Global Markets Holdings, Inc. SBPA), (A-1+, VMIG-1)
2.66%, 5/01/08(b)	39,625	39,625,000
New York Dormitory Authority RB (Cornell University Project) Series 2008C DN (Bank of America N.A. SBPA), (A-1+, VMIG-1)
2.50%, 5/07/08(b)	10,800	10,800,000
New York Local Government Assistance Corp. RB Series 1993A DN (GO of Corp. Insurance, Bayerische Landesbank Girozentrale LOC, Westdeutsche Landesbank Girozentrale LOC), (A-1+, VMIG-1)
2.65%, 5/07/08(b)	7,000	7,000,000
New York Power Authority TECP,
1.33%, 5/09/08	17,412	17,412,000

		301,587,000

North Carolina — 1.7%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1015 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(b)	18,000	18,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005D DN (Bank of America N.A. SBPA), (A-1+, VMIG-1)
2.38%, 5/07/08(b)	15,025	15,025,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.48%, 5/07/08(b)	280	280,000
Mecklenburg County COP Series 2007A DN (Landesbank Hessen-Thueringen Girozentrale SBPA), (A-1, VMIG-1)
2.65%, 5/01/08(b)	9,900	9,900,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC), (A-1+)
2.48%, 5/07/08(b)	4,250	4,250,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	35

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniFund

	Par (000)	Value
Municipal Bonds (Continued)
North Carolina (Continued)
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC), (A-1+) 2.48%, 5/07/08(b)
2.48%, 5/07/08(b)	$1,175	$1,175,000
North Carolina GO Series 2003A-23 MB (Wachovia Bank N.A. SBPA), (A-1+)
2.00%, 2/09/09(a)	5,500	5,500,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.48%, 5/07/08(b)	2,950	2,950,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.48%, 5/07/08(b)	6,150	6,150,000
University of North Carolina at Chapel Hill RB Munitops Trust Certificates Series 2005-52 DN (Bank of America N.A. SBPA), (VMIG-1)
2.45%, 5/07/08(a)(b)	5,995	5,995,000
University of North Carolina RB Eagle Trust Receipts Series 2005A DN (Citibank N.A. Liquidity Facility), (A-1+)
2.44%, 5/07/08(a)(b)	10,000	10,000,000

		79,225,000

Ohio — 5.0%
American Municipal Power, Inc. GO Series 2008A TECP (JPMorgan Chase Bank LOC), (A-1+, P-1)
2.35%, 5/20/08	20,000	20,000,000
1.50%, 6/04/08	41,725	41,725,000
American Municipal Power, Inc. RB (Prepayment Project) Series 2007A MB (The Goldman Sachs Group, Inc. Guaranty), (AA-, Aa3)
5.00%, 2/01/09	3,615	3,676,403

Buckeye Tobacco Settlement Financing Authority RB Municipal Trust Receipts Floaters Series 2007-2125 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), (A-1, VMIG-1)

2.53%, 5/07/08(a)(b)	1,600	1,600,000
Buckeye Tobacco Settlement Financing Authority RB Series 2008-619 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility), (F-1+)
2.44%, 5/07/08(a)(b)	28,970	28,970,000
Butler County Healthcare Facilities RB (LifeSphere Project) Series 2007 DN (U.S. Bank N.A. LOC),
2.46%, 5/07/08(b)	2,075	2,075,000
Cincinnati School District COP Series 2007 ROC-RR-II-R-12049 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, P-1)
2.49%, 5/07/08(a)(b)	4,400	4,400,000
Cleveland Waterworks RB Series 1998I MB (FSA Insurance), (AAA, Aa2)
5.25%, 1/01/09	2,410	2,433,289
Columbus Regional Airport Authority RB PUTTERS Series 2007-2353 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.51%, 5/07/08(a)(b)	1,700	1,700,000
Columbus Regional Airport Authority RB Series 2007 DN (MBIA Insurance),
2.44%, 5/07/08(a)(b)	5,015	5,015,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	1,400	1,400,000
Cuyahoga County Health Care Facilities RB (Franciscan Communities Project) Series 2004E DN (LaSalle Bank N.A. LOC), (A-1)
2.45%, 5/07/08(b)	2,915	2,915,000
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 DN (JPMorgan Chase Bank LOC),
2.48%, 5/07/08(b)	1,850	1,850,000
East Liverpool City Hospital RB Series 2006 DN (Fifth Third Bank N.A. LOC), (A-1+)
2.53%, 5/07/08(b)	5,700	5,700,000
Hamilton County Economic Development RB (Taft Museum Project) Series 2002 DN (Fifth Third Bank N.A. LOC),
2.49%, 5/07/08(b)	280	280,000
Hamilton County Healthcare Facilities RB (Import-Episcopal Project) Series 2005A DN (KeyBank N.A. LOC), (A-1, VMIG-1)
2.44%, 5/07/08(b)	850	850,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A DN (U.S. Bank N.A. LOC), (VMIG-1)
2.43%, 5/07/08(b)	380	380,000
Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (FSA Insurance, Svenska Handelsbanken AB SBPA), (A-1+)
2.42%, 5/07/08(a)(b)(c)	3,845	3,845,000
Hilliard School District GO Series 2007A BAN,
4.00%, 6/12/08	6,100	6,102,155
Kent State University RB Municipal Trust Receipts Floaters Series 2001 DN (MBIA Insurance, Dexia Credit Local SBPA), (A-1+, VMIG-1)
3.35%, 5/07/08(b)	7,900	7,900,000
Lakewood School District GO PUTTERS Series 2007-1960 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
3.67%, 5/07/08(a)(b)	3,180	3,180,000
Madeira City School District School Improvement GO Munitops Trust Certificates Series 2006-37 DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA), (VMIG-1)
2.51%, 5/07/08(a)(b)	6,995	6,995,000
Ohio GO (Common Schools Project) Series 2006C DN,
2.55%, 5/07/08(b)	1,245	1,245,000
Ohio GO (Full Faith & Credit Highway Project) Series 2004H MB,
5.00%, 5/01/08	700	700,000

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniFund

	Par (000)	Value
Municipal Bonds (Continued)
Ohio (Continued)
Ohio GO (Higher Education Project) Series 2002A MB, (AAA, Aaa)
5.00%, 8/01/08	$3,630	$3,641,711
Ohio GO (Highway Capital Improvement Project) Series 1998C MB, (AAA, Aaa)
5.00%, 5/01/08	1,000	1,000,000
Ohio GO Series 2004B MB,
5.00%, 2/01/09	1,390	1,419,922
Ohio Higher Educational Facility Community RB Eclipse Funding Trust (University of Dayton Project) Series 2006-0107 DN (FGIC Insurance, U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+)
2.49%, 5/07/08(a)(b)	1,305	1,305,000
Ohio Water Development Authority RB (Water Development Pure Water Project) Series 2002B DN (MBIA Insurance, State Street Bank & Trust Co. SBPA), (A-1+, VMIG-1)
3.25%, 5/07/08(b)	6,380	6,380,000
Summit County Port Authority Port Facilities RB (Summa Wellness Institute Project) Series 2006 DN (Fifth Third Bank N.A. LOC), (VMIG-1)
2.69%, 5/07/08(b)	2,000	2,000,000
University of Akron General Receipts RB Series 2008C-1 DN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA), (VMIG-1)
2.60%, 5/07/08(b)	30,000	30,000,000
University of Akron General Receipts RB Series 2008C-2 DN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA), (VMIG-1)
2.60%, 5/07/08(b)	30,000	30,000,000
Wood County Facilities Import Piping Industry RB Series 2001 DN (KeyBank N.A. LOC),
2.49%, 5/07/08(b)	1,695	1,695,000

		232,378,480

Oklahoma — 0.1%
Oklahoma Turnpike Authority RB Series 2006 DN (Lloyds TSB Bank Plc, Fortis Bank, Banco Bilbao Vizcaya Argentaria S.A. SBPA), (VMIG-1)
2.50%, 5/07/08(b)	6,670	6,670,000

Oregon — 0.9%
Klamath Falls Electricity RB Series 1999 MB (Escrowed in U.S. Treasury), (AAA, Aaa)
6.00%, 1/01/09	40,000	41,540,078

Pennsylvania — 4.7%
Berks County Municipal Authority RB (Phoebe-Devitt Homes Project) Series 2008A DN (Sovereign Bank & Banco Santander LOC), (A-1+)
2.45%, 5/07/08(b)	4,200	4,200,000
Delaware Valley Regional Finance Authority Local Government RB Municipal Securities Trust Receipts Series 2007A DN (Societe Generale Liquidity Facility), (A-1+)
2.44%, 5/07/08(a)(b)	22,500	22,500,000
Emmaus General Authority RB Series 1996 DN (FSA Insurance, Wachovia Bank N.A. SBPA), (A-1+)
2.65%, 5/07/08(b)	52,800	52,800,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008B DN (Wachovia Bank N.A. LOC), (A-1+)
2.65%, 5/07/08(b)	4,165	4,165,000
Montgomery County IDRB (Fountain Life Christian Project) Series 2007A DN (First Tennessee Bank LOC),
2.49%, 5/07/08(b)	3,220	3,220,000
North Penn Water Authority RB Municipal Trust Receipts Floaters Series 2008-24 DN (FGIC Insured, DEPFA Bank Plc SBPA, DEPFA Bank Plc LOC), (VMIG-1)
2.19%, 5/07/08(a)(b)	6,030	6,030,000
Pennsylvania Turnpike Commission RB Series 2001U DN (Dexia Credit Local SBPA), (A-1+, VMIG-1)
2.30%, 5/07/08(b)	49,750	49,750,000
Pennsylvania Turnpike Commission RB Series 2002A-1 DN (WestLB SBPA), (A-1+, VMIG-1)
2.70%, 5/07/08(b)	28,375	28,375,000
Philadelphia School District GO Municipal Trust Receipts Floaters Series 2004 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.45%, 5/07/08(a)(b)	11,110	11,110,000
Philadelphia School District GO Series 2007A TRAN (Bank of America N.A. LOC), (SP-1+, MIG-1)
4.50%, 6/27/08	7,900	7,909,284
Philadelphia School District GO Series 2008B-1 DN (State Aid Withholding Insurance, Wachovia Bank N.A. LOC), (A-1+, VMIG-1)
2.40%, 5/07/08(b)	15,000	15,000,000
Philadelphia School District GO Series 2008C-1 DN (State Aid Withholding Insurance, Commerce Bank N.A. LOC), (A-1+, VMIG-1)
2.40%, 5/07/08(b)	11,000	11,000,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC), (A-1)
2.48%, 5/07/08(b)	1,720	1,720,000

		217,779,284

Puerto Rico — 1.0%

Commonwealth of Puerto Rico GO Series 2007 TRAN (Bank of Nova Scotia, Banque Nationale de Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao Vizcaya Argentaria S.A., KBC Bank N.V. and Banco Santander Central Hisapano LOC), (SP-1+)

4.25%, 7/30/08	20,000	20,040,963
Commonwealth of Puerto Rico Highway & Transportation Authority RB MERLOTS Trust Receipts Series 2007C-111 DN (FSA Insurance, Wachovia Bank N.A. SBPA),
2.35%, 5/07/08(a)(b)	10,475	10,475,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1985 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1+)

2.49%, 5/07/08(a)(b)	3,750	3,750,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	37

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniFund

	Par (000)	Value
Municipal Bonds (Continued)
Puerto Rico (Continued)

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1986 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1+)

2.49%, 5/07/08(a)(b)	$2,500	$2,500,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1987 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1+)

2.49%, 5/07/08(a)(b)	3,250	3,250,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1988 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility),
2.49%, 5/07/08(a)(b)	1,500	1,500,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1991 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1+)

2.49%, 5/07/08(a)(b)	5,100	5,100,000

		46,615,963

Rhode Island — 2.1%
East Providence GO Series 2008 TAN, (SP-1+)
3.00%, 7/09/08	15,000	15,004,184
Narragansett Bay Commission RB Series 2004A DN (MBIA Insurance, Dexia Credit Local SBPA), (A-1+)
4.20%, 5/07/08(b)	51,220	51,220,000
Rhode Island Health & Educational Building Corp. Higher Education Facility RB (Bryant University Project) Series 2008 DN (TD BankNorth N.A. LOC), (A-1+, VMIG-1)
2.35%, 5/07/08(b)	32,600	32,600,000

		98,824,184

South Carolina — 0.1%
Horry County School District GO Series 2007 ROC-RR-II-R-754PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility), (VMIG-1)
2.48%, 5/07/08(a)(b)	5,665	5,665,000

Tennessee — 7.8%
Blount County Public Building Authority RB Municipal Trust Receipts Floaters Series 2008-11 DN (AMBAC Municipal Government Insurance, DEPFA Bank Plc LOC, DEPFA Bank Plc SBPA),
2.19%, 5/07/08(a)(b)	17,900	17,900,000
Blount County Public Building Authority RB Municipal Trust Receipts Floaters Series 2008-12 DN (AMBAC Municipal Government Insurance, DEPFA Bank Plc LOC, DEPFA Bank Plc SBPA),
2.19%, 5/07/08(a)(b)	4,750	4,750,000
Blount County Public Building Authority RB Municipal Trust Receipts Floaters Series 2008-13 DN (AMBAC Municipal Government Insurance, DEPFA Bank Plc LOC, DEPFA Bank Plc SBPA),
2.19%, 5/07/08(a)(b)	13,300	13,300,000
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) Series 2002 DN (SunTrust Bank LOC), (VMIG-1)
2.75%, 5/07/08(b)	1,670	1,670,000
Knox County GO Series 2000 MB, (AA, Aa2)
6.00%, 5/07/08	1,000	1,018,832
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
2.45%, 5/07/08(b)	12,690	12,690,000
Municipal Energy Acquistion Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (JPMorgan Chase Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	156,875	156,875,000
Shelby County GO Series 2006C DN (Dexia Credit Local SBPA), (A-1+, VMIG-1)
2.30%, 5/07/08(b)	56,800	56,800,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 DN (BNP Paribas Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	12,000	12,000,000
Tennergy Corp. Gas RB PUTTERS Series 2006-1258Q DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	8,000	8,000,000
Tennessee Energy Acquisition Corp. Gas RB Municipal Trust Receipts Floaters Series 2004-90TP DN (Branch Banking & Trust Co. Liquidity Facility),
2.44%, 5/07/08(a)(b)	7,900	7,900,000
Tennessee Energy Acquisition Corp. Gas RB Municipal Trust Receipts Floaters Series 2006-52G DN (The Goldman Sachs & Co., Inc. Guaranty, The Goldman Group, Inc. Liquidity Facility), (A-1+)
2.44%, 5/07/08(a)(b)	12,000	12,000,000
Tennessee Energy Acquisition Corp. Gas RB Municipal Trust Receipts Floaters Series 2007-2154 DN (Morgan Stanley Municipal Funding Liquidity Facility),
2.55%, 5/07/08(a)(b)	22,500	22,500,000
Tennessee Energy Acquisition Corp. Gas RB PUTTERS Series 2007-2172 DN (JPMorgan Chase Bank Liquidity Facility),
2.51%, 5/07/08(a)(b)	23,390	23,390,000
Tennessee Energy Acquisition Corp. Gas RB PUTTERS Series 2007-2375 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	13,145	13,145,000

		363,938,832

Texas — 14.9%
Austin TECP,
1.40%, 5/09/08	14,466	14,466,000
Clear Creek ISD GO Series 2005-04 DN (Wachovia Bank N.A. LOC), (VMIG-1)
2.82%, 5/07/08(a)(b)	5,100	5,100,000
Comal ISD GO Series 2005 DN (Bank of New York LOC), (A-1, VMIG-1)
2.55%, 5/07/08(a)(b)	2,815	2,815,000

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniFund

	Par (000)	Value
Municipal Bonds (Continued)
Texas (Continued)
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 DN (PSF Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	$1,000	$1,000,000
Dallas County Community College District GO Series 2007 TECP (Dexia Group LOC), (P-1)
1.50%, 5/15/08	22,500	22,500,000
Dallas ISD Building GO Munitops Trust Certificates Series 2006-8 DN (PSF Guaranty, Bank of America N.A. SBPA), (VMIG-1)
2.44%, 5/07/08(a)(b)	11,565	11,565,000
De Soto ISD RB Series 2004 ROC-RR-II-R-2107 DN (PSF Guaranty, Citigroup Global Markets Holdings, Inc. Liquidity Facility), (A-1+)
2.43%, 5/07/08(a)(b)	4,865	4,865,000
Del Valle ISD GO PUTTERS Series 2007-1946 DN (PSF Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.51%, 5/07/08(a)(b)	17,325	17,325,000
Eagle Mountain & Saginaw ISD GO Municipal Securities Trust Receipts Series 2003 SGA-141 DN (PSF Guaranty, Societe Generale Group Liquidity Facility), (A-1+)
2.75%, 5/07/08(a)(b)	4,000	4,000,000
Galena Park ISD GO Series 2001 SG-154 DN (PSF Guaranty, Societe Generale Group Liquidity Facility), (A-1)
2.41%, 5/07/08(a)(b)	9,900	9,900,000
Gulf Coast Waste Disposal Authority PCRB (Amoco Oil Remarketing Project) Series 1992 DN, (A-1+, VMIG-1)
2.60%, 5/01/08(b)	34,300	34,300,000
Harris County GO Series 2006A MB, (AA+, Aa1)
5.00%, 10/01/08	2,775	2,799,002
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 DN (MBIA Insurance, JPMorgan Chase & Co. SBPA), (A-1+, VMIG-1)
2.60%, 5/07/08(b)	29,225	29,225,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2003 MB, (AA+, Aa1)
5.00%, 8/01/08	3,740	3,751,879
Houston GO Munitops Trust Certificates Series 2006-88 DN (FSA Insurance, ABN-AMRO Bank N.V. LOC), (AAA, F1+)
2.45%, 5/07/08(a)(b)	7,400	7,400,000
Houston GO PUTTERS Series 2006-1610 DN (FSA Insurance, JPMorgan Chase Bank LOC), (A-1+)
2.51%, 5/07/08(a)(b)	5,625	5,625,000
Houston ISD GO (Schoolhouse Project) Series 2004 MB (PSF Guaranty, Bank of America N.A. SBPA), (A-1+, MIG-1)
3.75%, 6/16/08	10,000	10,000,000
Houston ISD GO PUTTERS Series 2005 DN (PSF Guaranty, JPMorgan Chase & Co. LOC), (VMIG-1)
2.51%, 5/07/08(a)(b)	5,300	5,300,000
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 DN (Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
2.46%, 5/07/08(a)(b)	14,830	14,830,000
Houston Water & Sewer System RB Series 2007 ROC-RR-II-R-787 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (VMIG-1)
2.49%, 5/07/08(a)(b)	1,600	1,600,000
Irving GO Series 2000 MB, (AAA, Aaa)
5.50%, 3/15/09	500	517,247
Judson ISD GO Municipal Trust Receipts Floaters Series 2007-1859 DN (PSF Guaranty, Wells Fargo Bank N.A. Liquidity Facility),
3.45%, 5/07/08(a)(b)	3,940	3,940,000
Katy ISD GO Series 1999A MB (PSF Insurance), (AAA, Aaa)
5.50%, 2/15/09	500	513,389
Lamar Consolidation ISD GO Series 2007 ROC-II-R-10276 DN (PSF Insurance, Citigroup Financial Products Liquidity Facility), (A-1+)
2.43%, 5/07/08(a)(b)	5,120	5,120,000
Lamar Consolidation ISD GO Series 2008DB-512 DN (PSF Insurance, Deutsche Bank Liquidity Facility), (A-1+)
2.44%, 5/07/08(a)(b)	3,250	3,250,000
Lovejoy ISD GO (School Building Project) Series 2008DB-514 DN (PSF Insurance, Deutsche Bank A.G. Liquidity Facility), (A-1+)
2.44%, 5/07/08(a)(b)	3,275	3,275,000
Lower Colorado River Authority RB MERLOTS Trust Receipts Series 2000 DN (FSA Insurance, Wachovia Bank N.A. SBPA), (Aaa, VMIG-1)
2.82%, 5/07/08(a)(b)	2,000	2,000,000
Lower Colorado River Authority TECP (JPMorgan Chase & Co. LOC),
1.40%, 6/10/08	37,000	37,000,000
1.35%, 6/11/08	10,000	10,000,000
Mansfield ISD GO Munitops Trust Certificates Series 2007-54 DN (PSF Insurance, ABN-AMRO Bank N.V. SBPA),
2.44%, 5/07/08(a)(b)	17,710	17,710,000
North East ISD GO Series 2000 SG-143 DN (PSF Guaranty, Societe Generale Group Liquidity Facility),
1.79%, 5/07/08(a)(b)	26,515	26,515,000
North Texas Tollway Authority GO Series 2007 BAN, (SP-1, MIG-1)
4.13%, 11/19/08	153,000	153,020,126
Pasadena ISD GO Munitops Trust Certificates Series 2006-57 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA), (VMIG-1)
2.44%, 5/07/08(a)(b)	10,690	10,690,000
Port Arthur ISD GO PUTTERS Series 2008-2579 DN (Assured Guaranty Insurance, JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	3,510	3,510,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	39

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniFund

	Par (000)	Value
Municipal Bonds (Continued)
Texas (Continued)
San Antonio GO Series 2007 MB, (AA+, Aa1)
4.00%, 8/01/08	$1,000	$1,002,743
San Antonio RB MERLOTS Trust Receipts Series 2007D-71 DN (Wachovia Bank N.A. SBPA), (A-1+)
2.82%, 5/07/08(a)(b)	2,255	2,255,000
Seminole ISD GO (School Building Project) Series 2008DB-559 DN (PSF Insurance, Deutsche Bank A.G. Liquidity Facility), (A-1+)
2.44%, 5/07/08(a)(b)	4,250	4,250,000
Socorro ISD GO Series 2005 ROC-RR-II-R-2222 DN (Citibank SBPA, PSF Guaranty), (F-1+)
2.43%, 5/07/08(a)(b)	2,470	2,470,000
Texas A&M University RB Series 2003 ROC-RR-II-R-4005 DN (Citigroup Financial Products Liquidity Facility), (VMIG-1)
2.43%, 5/07/08(a)(b)	4,925	4,925,000
Texas Affordable Housing Corp. Multi-Family Housing RB Municipal Trust Receipts Floaters Series 2006-12TP DN (MBIA Insurance, Branch Banking & Trust Co. Liquidity Facility), (F-1+)
2.44%, 5/07/08(a)(b)	162	161,830
Texas GO Eagle Trust Receipts Series 2006A-0126 DN (Citibank N.A. Liquidity Facility), (A-1+)
2.44%, 5/07/08(a)(b)	5,700	5,700,000
Texas GO Municipal Trust Receipts Floaters Series 2005-1147 DN (Morgan Stanley Group SBPA), (F-1+)
2.43%, 5/07/08(a)(b)	3,710	3,710,000
Texas GO Municipal Trust Receipts Floaters Series 2007-1873 DN (Morgan Stanley Group Liquidity Facility),
2.43%, 5/07/08(a)(b)	6,665	6,665,000
Texas GO PUTTERS Series 2008-2568 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	2,800	2,800,000
Texas GO PUTTERS Series 2008-2618 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	5,400	5,400,000
Texas GO Series 2006-0122 DN (Citibank N.A. Liquidity Facility), (A-1+)
2.44%, 5/07/08(a)(b)	7,650	7,650,000
Texas GO Series 2007 TRAN, (SP-1+, MIG-1)
4.50%, 8/28/08	70,000	70,179,407
Texas Municipal Gas Acquisition & Supply Corp. II RB Municipal Trust Receipts Floaters Series 2007-85 DN (The Goldman Sachs Group, Inc. Liquidity Facility),
2.44%, 5/07/08(a)(b)	30,000	30,000,000
Texas Municipal Gas Acquisition & Supply Corp. II RB PUTTERS Series 2007-1989 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	2,330	2,330,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II- R-10014 DN (Dexia Credit Local Liquidity Facility), (A-1+, AA-)
2.50%, 5/07/08(a)(b)	14,400	14,400,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II- R-10015 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility), (A-1, AA-)
2.50%, 5/07/08(a)(b)	5,900	5,900,000
Texas Public Finance Authority TECP,
1.30%, 5/09/08	13,500	13,500,000
Texas Transportation Commission RB PUTTERS Series 2007-2393 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.51%, 5/07/08(a)(b)	2,155	2,155,000
Texas Water Development Board RB Municipal Trust Receipts Floaters (Revolving Fund Project) Series 2008-2300 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1+)
2.43%, 5/07/08(a)(b)	3,935	3,935,000
University of Texas Financing System RB Series 1999B MB, (AAA, Aaa)
5.50%, 8/15/08	300	302,562
University of Texas Financing System RB Series 2008B DN (University of Texas Investment Management Co. Liquidity Facility), (A-1+, VMIG-1)
2.20%, 5/07/08(b)	11,300	11,300,000
University of Texas RB MERLOTS Trust Receipts Series 2003B-14 DN (Wachovia Bank N.A. SBPA), (VMIG-1)
2.72%, 5/07/08(a)(b)	6,225	6,225,000

		692,644,185

Vermont — 0.8%
Vermont Economic Development Authority RB (Green Mountain College Project) Series 2003A DN (KeyBank N.A. LOC),
2.49%, 5/07/08(b)	7,775	7,775,000
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC), (VMIG-1)
2.46%, 5/07/08(b)	4,830	4,830,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC),
2.48%, 5/07/08(b)	3,900	3,900,000
Winooski Special Obligation Bonds Series 2006A DN (TD Banknorth N.A. LOC), (VMIG-1)
2.63%, 5/01/08(b)	22,200	22,200,000

		38,705,000

Virginia — 1.0%
Albemarle County IDRB (Jefferson Scholars Foundation Project) Series 2007 DN (SunTrust Bank LOC), (VMIG-1)
2.70%, 5/07/08(b)	5,600	5,600,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B DN (Wachovia Bank N.A. LOC), (A-1+)
2.45%, 5/07/08(b)	22,060	22,060,000

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniFund

	Par (000)	Value
Municipal Bonds (Continued)
Virginia (Continued)
Hampton Roads Regional Jail Authority Facilities RB Series 2004 ROC-RR-II-R-2156 DN (MBIA Insurance, Citibank N.A. Liquidity Facility), (MIG-1)
2.72%, 5/07/08(a)(b)	$4,175	$4,175,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003D DN, (A-1+, VMIG-1)
2.60%, 5/07/08(b)	14,355	14,355,000
Virginia Public School Authority RB Series 2003 ROC-RR-II-R-4050 DN (Citigroup, Inc. Liquidity Facility), (A-1+)
2.43%, 5/07/08(a)(b)	100	100,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 DN (Wells Fargo Bank N.A. LOC), (VMIG-1)
2.43%, 5/07/08(a)(b)	1,115	1,115,000

		47,405,000

Washington — 2.2%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-2 DN (Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
2.48%, 5/07/08(a)(b)	2,665	2,665,000
Central Puget Sound Regional Transit Authority RB MERLOTS Trust Receipts Series 2007D-76 DN (FSA Insurance, Wachovia Bank N.A. SBPA), (A-1+)
2.82%, 5/07/08(a)(b)	5,000	5,000,000
King County Public Hospital District No. 1 GO Series 2008DB-614 DN (Assured Guaranty Insurance, Deutsche Bank A.G. Liquidity Facility), (A-1+)
2.43%, 5/07/08(a)(b)	3,925	3,925,000
Port of Seattle RB Municipal Trust Receipts Floaters Series 2008-2560D DN (FGIC Insurance, Transamerica International, Inc. Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1+)
2.58%, 5/07/08(a)(b)	11,085	11,085,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 DN (Societe Generale Group SBPA, Bear Stearns Capital Markets Liquidity Facility), (A-1+)
2.75%, 5/07/08(a)(b)	4,000	4,000,000
Seattle Municipal Light & Power RB MERLOTS Trust Receipts Series 2001A-56 DN (FSA Insurance, Wachovia Bank N.A. Liquidity Facility), (VMIG-1)
2.82%, 5/07/08(a)(b)	7,335	7,335,000
Snohomish County Public Utility District No. 1 RB (Generation Systems Project) Series 1995 DN (MBIA Insurance, DEPFA Bank Plc SBPA), (A-1, VMIG-1)
4.10%, 5/07/08(b)	20,000	20,000,000
Spokane County School District No. 081 GO Series 2003 ROC-RR-II-R-4000 DN (FSA Insurance, Citibank N.A. Liquidity Facility), (VMIG-1)
2.48%, 5/07/08(a)(b)	3,520	3,520,000
Washington Economic Development Finance Authority RB Series 2006-1531 DN (Morgan Stanley Group LOC), (A-1)
2.48%, 5/07/08(a)(b)	2,136	2,136,500
Washington GO MERLOTS Trust Receipts Series 2006 DN (Wachovia Bank N.A. SBPA), (A-1+)
2.82%, 5/07/08(a)(b)	12,415	12,415,000
Washington GO Series 2007 ROC-RR-II- R-759PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility),
2.48%, 5/07/08(a)(b)	8,020	8,020,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
2.65%, 5/01/08(b)	23,520	23,520,000

		103,621,500

Wisconsin — 1.2%
Wisconsin GO Series 2007 MB, (MIG-1, F-1+)
4.50%, 6/16/08	11,000	11,010,134
Wisconsin Health & Educational Facilities Authority RB (Marshfield Project) Series 2006B DN (Marshall & Ilsley Bank LOC),
2.49%, 5/07/08(b)	28,500	28,500,000
Wisconsin Health & Educational Facilities Authority RB (Mercy Alliance, Inc. Project) Series 2007 DN (Marshall & Ilsley Bank LOC),
2.49%, 5/07/08(b)	4,545	4,545,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (Marshall & Ilsley Bank LOC), (A-1)
2.49%, 5/07/08(b)	2,295	2,295,000
Wisconsin Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (Marshall & Ilsley Bank LOC), (A-1)
2.49%, 5/07/08(b)	8,700	8,700,000
Wisconsin School Districts Cash Flow Management Program COP Series 2007A-1 BAN (U.S. Bank N.A. LOC), (MIG-1)
4.50%, 9/18/08	2,300	2,307,387

		57,357,521

Total Investments in Securities — 99.7% (Cost $4,649,296,933*)		4,649,296,933
Other Assets in Excess of Liabilities — 0.3%		13,522,774

Net Assets — 100.0%		$4,662,819,707

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	41

Schedule of Investments (concluded)

MuniFund

*	Aggregate cost for federal income tax purposes.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Sales Cost	Interest Income
Alaska Housing Finance Corp. RB (Housing Development Project) Series 2002D DN (MBIA Insurance)	$10,000,000	$26,389

Chesterfield County IDRB P-Float Trust Receipts Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty)	24,995,000	17,134

Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	8,815,000	78,103

Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (FSA Insurance, Svenska Handelsbanken AB SBPA)	—	69,511

Kentucky Economic Development Finance Authority RB P-Float Trust Receipts (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch & Co. SBPA, National Australia Bank Ltd. LOC)	27,520,000	19,317

Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurers, Societe Generale Group SBPA)	5,370,000	3,491

Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurers, Societe Generale Group SBPA)	2,590,000	25,620

New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	2,200,000	28,415

New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)	2,320,000	1,553

Pennsylvania Higher Educational Facilities Authority RB P-Float Trust Receipts Series 2004 MT-042 DN (Lloyds TSB Bank Plc LOC, Merrill Lynch Capital Services SBPA)	7,100,000	4,589

Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty)	—	30,048

Triborough Bridge & Tunnel Authority RB P-Float Trust Receipts Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility)	5,000,000	3,222

(d)	Restricted security as to resale. As of report date the Fund held less than 0.1% of its net assets, with a current market value of $2,135,000 and an original cost of $2,135,000 in these securities.

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

MuniCash

	Par (000)	Value
Municipal Bonds — 99.6%
Alabama — 0.5%
Alabama HFA Single Family Mortgage RB Series 2006H AMT DN (Bayerische Landesbank Girozentrale Guaranty), (Aa2, VMIG-1)
2.75%, 5/07/08(a)	$1,155	$1,155,000
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (SouthTrust Bank N.A. LOC),
2.55%, 5/07/08(a)	855	855,000
Tuscaloosa IDRB Series 2000A AMT DN (SouthTrust Bank N.A. LOC),
2.55%, 5/07/08(a)	1,235	1,235,000

		3,245,000

Alaska — 1.0%
Valdez Marine Terminal RB (BP Pipelines, Inc. Project) Series 2003B DN, (A-1+, VMIG-1)
2.60%, 5/01/08(a)	7,200	7,200,000

Arkansas — 0.7%

Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, State Street Bank & Trust Co. LOC), (A-1+)

2.51%, 5/07/08(a)	5,000	5,000,000

California — 2.3%
California Housing Finance Agency Home Mortgage RB Series 2006C DN (Calyon Bank SBPA), (A-1+, VMIG-1)
2.60%, 5/01/08(a)	100	100,000
California Housing Finance Agency Home Mortgage RB Series 2006F AMT DN (Fortis Bank SBPA), (A-1+, VMIG-1)
2.55%, 5/01/08(a)	16,600	16,600,000

		16,700,000

Colorado — 2.0%
Colorado HFA RB Series 2001AA-3 DN (Landesbank Hessen-Thueringen Girozentrale SBPA), (A-1+, VMIG-1)
2.70%, 5/07/08(a)	4,700	4,700,000
Colorado HFA Single Family Mortgage RB Series 2006-1B3 AMT DN (DEPFA Bank Plc SBPA), (A-1, VMIG-1)
2.95%, 5/07/08(a)	9,945	9,945,000

		14,645,000

Florida — 4.8%
Gainesville Utilities System RB Series 2006A DN (SunTrust Bank SBPA), (A-1+)
2.62%, 5/01/08(a)	900	900,000
Jacksonville Economic Development Commission IDRB (Glasfloss Industries, Inc. Project) Series 2002 AMT DN (Huntington National Bank LOC),
2.95%, 5/07/08(a)	1,770	1,770,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.58%, 5/07/08(a)	1,650	1,650,000
Jacksonville Transportation RB Series 2008A DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1)
2.40%, 5/07/08(a)	28,400	28,400,000
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC),
2.81%, 5/07/08(a)	2,015	2,015,000

		34,735,000

Georgia — 1.3%
Burke County Development Authority PCRB (Georgia Power Co. Plant Vogtle Project) Series 1992 DN, (A-1, VMIG-1)
2.58%, 5/01/08(a)	5,955	5,955,000
Clayton County Housing Authority Multi-Family Housing RB (Providence Place Apartments Project) Series 2006 AMT DN (AmSouth Bank of Alabama LOC), (VMIG-1)
2.49%, 5/07/08(a)	300	300,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC),
2.56%, 5/07/08(a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B DN (Wachovia Bank N.A. LOC),
2.56%, 5/07/08(a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC),
2.56%, 5/07/08(a)	1,000	1,000,000

		9,255,000

Illinois — 5.9%
Chicago GO Municipal Trust Receipts Floaters Series 2008-31 DN (DEPFA Bank Plc LOC, DEPFA Bank Plc SBPA),
2.73%, 5/07/08(a)(b)	5,920	5,920,000
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC),
2.67%, 5/07/08(a)	2,825	2,825,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 DN (LaSalle Bank N.A. LOC), (A-1+)
2.63%, 5/07/08(a)	1,515	1,515,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC),
2.72%, 5/07/08(a)	1,910	1,910,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT DN (LaSalle Bank N.A. LOC), (A-1+)
2.60%, 5/07/08(a)	2,020	2,020,000
Illinois Development Finance Authority IDRB (Harbortown Industries Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC),
2.70%, 5/07/08(a)	2,000	2,000,000
Illinois Development Finance Authority IDRB (Mason Corp. Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC),
2.70%, 5/07/08(a)	3,895	3,895,000
Illinois Educational Facilities Authority RB Series 2007 1B-3 TECP (Dexia Bank LOC), (A-1+)
3.66%, 5/06/08	7,000	7,000,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	43

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniCash

	Par (000)	Value
Municipal Bonds (Continued)
Illinois (Continued)
Illinois Finance Authority RB (Alternative Behavior Treatment Project) Series 2005 DN (JPMorgan Chase Bank LOC),
2.75%, 5/07/08(a)	$2,995	$2,995,000
Illinois Housing Development Authority RB Series 2007H-2 AMT MB, (A-1+, VMIG-1)
3.48%, 10/01/08	1,045	1,045,000
Rockford County RB (Wesley Willows Obligation Project) Series 2007 DN (M & I Marshall & Ilsley LOC), (A-1)
2.58%, 5/01/08(a)(b)	1,825	1,825,000
Upper River Valley IDRB (Advanced Drainage System Project) Series 2002 AMT DN (National City Bank N.A. LOC),
2.80%, 5/07/08(a)	1,300	1,300,000
Will County Environmental Facilities RB (Exxonmobil Project) Series 2001 AMT DN, (A-1+, VMIG-1)
2.70%, 5/01/08(a)	8,085	8,085,000

		42,335,000

Indiana — 3.1%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT DN (Star Financial Bank LOC, U.S. Bank N.A. LOC), (A-1+)
2.60%, 5/07/08(a)	1,600	1,600,000
Fort Wayne Economic Development Authority RB (Advanced Machine & Tool Project) Series 2001 AMT DN (National City Bank N.A. LOC),
2.95%, 5/07/08(a)	1,270	1,270,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank Guaranty),
2.70%, 5/07/08(a)	2,250	2,250,000
Indiana Bond Bank RB (Mid-Year Funding Program) Series 2007A RAN (Bank of New York LOC), (SP-1+)
4.50%, 5/20/08	4,500	4,501,695
Indiana Economic Development Finance Authority IDRB (Republic Services, Inc. Project) Series 2005 AMT DN, (VMIG-2)
3.90%, 5/07/08(a)	5,300	5,300,000
Indiana Economic Development Finance Authority RB (Saroyan Hardwoods, Inc. Project) Series 1994 AMT DN (Fifth Third Bank N.A. LOC),
3.20%, 5/07/08(a)	350	350,000
Indiana Finance Authority Health Care Facilities RB (BehaviorCorp, Inc. Project) Series 2007 DN (Hunington National Bank LOC),
2.85%, 5/07/08(a)	2,800	2,800,000
Kendallville Economic Developmental Authority RB (Parts Finishing Group Project) Series 2006 AMT DN (Huntington National Bank LOC),
2.95%, 5/07/08(a)	2,725	2,725,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT DN (Bank One N.A. LOC),
2.85%, 5/07/08(a)	900	900,000
Scottsburg Economic Development Authority RB (American Plastic Corp. Project) Series 2000 AMT DN (National City Bank N.A. LOC),
2.95%, 5/07/08(a)	725	725,000

		22,421,695

Iowa — 0.1%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (Firstar Bank N.A. LOC),
3.10%, 5/07/08(a)	1,000	1,000,000

Kentucky — 5.9%
City of Wilder Industrial Building RB (Saratoga Investments LP Project) Series 1998 AMT DN (Fifth Third Bank N.A. LOC),
2.63%, 5/07/08(a)	785	785,000
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (Peoples Bank LOC, Firstar Bank N.A. LOC),
2.68%, 5/07/08(a)	885	885,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT DN (U.S. Bank N.A. LOC),
2.63%, 5/07/08(a)	1,010	1,010,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT DN (Bank One N.A. LOC),
3.10%, 5/07/08(a)	3,320	3,320,000
Kentucky Economic Development Finance Authority Solid Waste Disposal RB (Republic Services, Inc. Project) Series 2005 AMT DN, (A-2)
3.30%, 5/07/08(a)	7,400	7,400,000
Kentucky Public Energy Gas Authority RB Series 2006 DN (Societe Generale Group LOC), (A-1+, VMIG-1)
2.56%, 5/01/08(a)	29,300	29,300,000

		42,700,000

Louisiana — 5.7%
Donaldsonville IDRB (John Folse & Co., Inc. Project) Series 2003 DN (AmSouth Bank LOC),
2.55%, 5/07/08(a)	2,150	2,150,000
East Baton Rouge RB (Morgan Keegan Municipal Products, Inc. Project) Trust Receipts Series 2007A AMT DN (Transamerica Life Insurance Co. Guaranty, Lloyds TSB Bank Plc SBPA), (A-1+)
2.63%, 5/07/08(a)(b)	2,780	2,780,000
Lake Charles Harbor & Terminal District RB (Lake Charles Cogeneration Project) Series 2008 MB (Rabobank N.A. GIC), (A-1+)
2.25%, 3/15/09	12,000	12,000,000
Louisiana Housing Finance Agency RB (Housing Restoration Project) Series 2002A AMT DN (Regions Bank LOC), (A-1)
2.56%, 5/07/08(a)	2,050	2,050,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A DN, (A-1+)
2.80%, 5/07/08(a)	6,000	6,000,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 DN (Bank One N.A. LOC),
2.68%, 5/07/08(a)	1,140	1,140,000
New Orleans Finance Authority RB Morgan Keegan Municipal Products, Inc. Municipal Trust Receipts Floaters Series 2006G AMT DN (Lloyds TSB Bank Plc LOC), (A-1+)
2.63%, 5/07/08(a)(b)	2,500	2,500,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank LOC),
2.53%, 5/07/08(a)	2,425	2,425,000

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniCash

	Par (000)	Value
Municipal Bonds (Continued)
Louisiana (Continued)
St. Charles Parish PCRB (Shell Oil Co. Norco Project) Series 1991 AMT DN, (A-1+, VMIG-1)
2.68%, 5/01/08(a)	$10,000	$10,000,000

		41,045,000

Maine — 0.7%
Maine Finance Authority RB (Brunswick Publishing LLC Project) Series 2008 AMT DN (State Street Bank & Trust Co. LOC, SunTrust Bank LOC), (A-1+)
2.53%, 5/07/08(a)	5,000	5,000,000

Maryland — 2.2%
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT DN (M&T Bank Corp. LOC), (A-1)
2.53%, 5/07/08(a)	5,650	5,650,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC), (A-1)
2.53%, 5/07/08(a)	5,490	5,490,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M&T Bank Corp. LOC), (A-1)
2.58%, 5/01/08(a)	665	665,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC), (A-1)
2.53%, 5/07/08(a)	1,920	1,920,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 DN (M&T Bank Corp. LOC), (VMIG-1)
2.58%, 5/07/08(a)	2,100	2,100,000

		15,825,000

Massachusetts — 0.3%
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare Systems Project) Series 2003D-1 DN, (A-1+, VMIG-1)
2.32%, 5/01/08(a)	1,800	1,800,000

Michigan — 7.2%
Michigan Housing Development Authority RB Series 2007D AMT DN, (A-1+)
3.05%, 9/13/08(a)	10,000	10,000,000
Michigan Municipal Bond Authority GO Series 2007B-2 RAN (Scotiabank LOC), (SP-1+)
4.50%, 8/20/08	4,400	4,410,542
Michigan Strategic Fund Ltd. Obligation RB (America Group LLC Project) Series 2000 AMT DN (Bank One N.A. LOC),
3.30%, 5/07/08(a)	3,000	3,000,000
Michigan Strategic Fund Ltd. Obligation RB (Bayloff Properties Project) Series 1998 AMT DN (National City Bank N.A. LOC),
2.95%, 5/07/08(a)	1,000	1,000,000
Michigan Strategic Fund Ltd. Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank N.A. LOC),
2.58%, 5/07/08(a)	1,730	1,730,000
Michigan Strategic Fund Ltd. Obligation RB (Dow Chemical Project) Series 2003B-1 DN, (A-2, P-2)
3.50%, 5/07/08(a)	450	450,000
Michigan Strategic Fund Ltd. Obligation RB (G&B Tech LLC Project) Series 2005 AMT DN (Huntington National Bank LOC),
2.95%, 5/07/08(a)	1,505	1,505,000
Michigan Strategic Fund Ltd. Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank N.A. LOC),
2.58%, 5/07/08(a)	2,500	2,500,000
Michigan Strategic Fund Ltd. Obligation RB (John A. Van Bosch Co. Project) Series 2006 AMT DN (Huntington National Bank LOC),
2.95%, 5/07/08(a)	2,000	2,000,000
Michigan Strategic Fund Ltd. Obligation RB (K&K Management Co. Project) Series 2000 AMT DN (Huntington National Bank LOC),
2.78%, 5/07/08(a)	1,000	1,000,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC),
3.10%, 5/07/08(a)	2,720	2,720,000
Michigan Strategic Fund Ltd. Obligation RB (Midwest Glass Fabricators, Inc. Project) Series 2001 DN (Huntington National Bank LOC),
2.95%, 5/07/08(a)	1,870	1,870,000
Michigan Strategic Fund Ltd. Obligation RB (Pyper Products Corp. Project) Series 2002 AMT DN (Comerica Bank N.A. LOC),
2.58%, 5/07/08(a)	2,010	2,010,000
Michigan Strategic Fund Ltd. Obligation RB (Saginaw Production Corp. Project) Series 2001 AMT DN (Comerica Bank N.A. LOC),
2.58%, 5/07/08(a)	1,915	1,915,000
Michigan Strategic Fund Ltd. Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank N.A. LOC),
2.58%, 5/07/08(a)	2,100	2,100,000
Oakland County Economic Development Corp. RB (Glass & Mirror Craft Industries, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC),
2.80%, 5/07/08(a)	3,600	3,600,000
Zeeland Hospital Finance Authority RB (Zeeland Community Hospital Project) Series 2004 DN (Huntington National Bank LOC), (A-2)
2.85%, 5/07/08(a)	10,300	10,300,000

		52,110,542

Minnesota — 0.2%
Becker IDRB (Plymouth Foam Project) Series 2004 DN (Associated Bank N.A. LOC),
2.64%, 5/07/08(a)	1,770	1,770,000

Mississippi — 0.1%
Mississippi Development Bank Special Obligation GO (Jackson Project) Series 2008 MB (Assured Guaranty Ltd.), (Aaa)
3.00%, 5/01/09	980	987,894

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	45

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniCash

	Par (000)	Value
Municipal Bonds (Continued)
Missouri — 6.7%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT DN (Commerce Bank N.A. LOC),
2.71%, 5/07/08(a)	$2,725	$2,725,000
Missouri Higher Education Loan Authority RB Series 2006A AMT DN (MBIA Insurance, DEPFA Bank Plc SBPA), (A-1, VMIG-1)
3.10%, 5/07/08(a)	40,000	40,000,000
Palmyra IDA Solidwaste Disposal RB (BASF Corp. Project) Series 2002 AMT DN (BASF Aktiengesellsch Liquidity Facility), (A-1+)
2.80%, 5/07/08(a)	4,000	4,000,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A DN (Bank of America N.A. LOC),
2.66%, 5/07/08(a)	1,450	1,450,000

		48,175,000

Montana — 0.1%
Montana Housing Board RB MERLOTS Trust Receipts Series 2002A-19 AMT DN (Wachovia Bank N.A. LOC), (VMIG-1)
2.87%, 5/07/08(a)(b)	995	995,000

Multi-State — 3.1%
Federal Home Loan Mortgage Corp. Variable Rate Demand Certificates (Multi-Family Housing Project) Series 2005A-M005 AMT DN (Federal Home Loan Mortgage Corp. Guaranty), (AAA)
3.33%, 5/07/08(a)	22,471	22,471,111

New Hampshire — 0.3%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT DN (KeyBank N.A. LOC), (VMIG-1)
2.81%, 5/07/08(a)	755	755,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT DN (M&T Bank Corp. LOC), (A-1)
2.70%, 5/07/08(a)	1,645	1,645,000

		2,400,000

New Mexico — 1.1%
Farmington PCRB (Arizona Public Service Co. Four Corners Project) Series 1994C AMT DN (Barclays Bank Plc LOC), (A-1+, P-1)
2.52%, 5/01/08(a)	8,100	8,100,000

New York — 8.9%
Lewis County IDRB (Climax Manufacturing Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC), (A-1, VMIG-1)
2.55%, 5/07/08(a)	730	730,000
New York City GO Series 1993E-3 DN (WestLB AG LOC), (A-1+, VMIG-1)
2.35%, 5/01/08(a)	11,500	11,500,000
New York City GO Series 2006I-5 DN (California Public Employees Retirement LOC), (VMIG-1)
2.50%, 5/01/08(a)	7,020	7,020,000
New York City GO Series 2008L-4 DN (DEPFA Bank Plc Liquidity Facility), (A-1, VMIG-1)
2.53%, 5/01/08(a)	9,900	9,900,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-2 DN (Lloyds TSB Bank Plc SBPA), (A-1+, VMIG-1)
2.50%, 5/01/08(a)	6,500	6,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-3 DN (Bank of America N.A. SBPA), (A-1+, VMIG-1)
2.40%, 5/07/08(a)	3,900	3,900,000
New York Housing Finance Agency RB (Worth Street Housing Project) Series 2002 AMT DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility), (VMIG-1)
2.70%, 5/07/08(a)	11,800	11,800,000
New York Mortgage Agency Homeowner Mortgage RB Series 2006-139 AMT DN (Dexia Credit Local SBPA), (VMIG-1)
2.77%, 5/01/08(a)	7,000	7,000,000
New York Mortgage Agency RB Series 2005 AMT DN (Dexia Credit Local SBPA), (VMIG-1)
3.00%, 5/07/08(a)	3,800	3,800,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT DN (KeyBank N.A. LOC),
2.81%, 5/07/08(a)	990	990,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT DN (M&T Bank Corp. LOC), (A-1+)
2.55%, 5/07/08(a)	1,380	1,380,000

		64,520,000

North Carolina — 2.0%
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B DN (Bank of America N.A. SBPA), (A-1+, VMIG-1)
2.65%, 5/01/08(a)	2,903	2,903,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005D DN (Bank of America N.A. SBPA), (A-1+, VMIG-1)
2.38%, 5/07/08(a)	1,300	1,300,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT DN (Branch Banking & Trust Co. LOC), (Aa3, VMIG-1)
2.58%, 5/07/08(a)	1,000	1,000,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B DN, (A-1+, VMIG-1)
2.30%, 5/07/08(a)	700	700,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT DN (Citibank N.A. Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	1,850	1,850,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.58%, 5/07/08(a)	1,165	1,165,000
North Carolina Port Authority RB Series 2006A-2 AMT DN (Bank of America N.A. LOC), (VMIG-1)
2.80%, 5/07/08(a)	900	900,000
Rutherford County Industrial Facilities PCRB (Thieman Metal Technology Project) Series 1998 AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.58%, 5/07/08(a)	1,650	1,650,000

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniCash

	Par (000)	Value
Municipal Bonds (Continued)
North Carolina (Continued)
Sampson County Industrial Facilities PCRB (Dubose Strapping, Inc. Project) Series 2003 AMT DN (Wachovia Bank N.A. LOC),
2.55%, 5/07/08(a)	$2,000	$2,000,000
Wake County HFA RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC), (VMIG-1)
2.95%, 5/07/08(a)	700	700,000

		14,168,000

North Dakota — 0.1%
North Dakota Housing Finance Agency RB Series 2001A-19 AMT DN (Wachovia Bank N.A. LOC), (VMIG-1)
2.87%, 5/07/08(a)(b)	895	895,000

Ohio — 11.1%
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2007 BAN,
3.78%, 8/14/08	1,000	1,000,000
Buckeye Tobacco Settlement Financing Authority RB Series 2008-619 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility), (F-1+)
2.44%, 5/07/08(a)(b)	900	900,000
Cuyahoga County RB (Great Lakes Brewing Co. Project) Series 2007 AMT DN (Huntington National Bank LOC),
2.95%, 5/07/08(a)	1,000	1,000,000
Delaware County Economic Development RB (The Columbus Zoological Park Assoc., Inc. Project) Series 2003 DN (Huntington National Bank LOC),
2.85%, 5/07/08(a)	10	10,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC),
2.81%, 5/07/08(a)	300	300,000
Dover GO (Municipal Electric Systems Improvements Project) Series 2007 BAN,
4.25%, 6/05/08	485	485,237
Franklin County Health Care Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC),
2.85%, 5/07/08(a)	699	699,000
Lancaster Port Authority Gas RB Series 2008 DN (Royal Bank of Canada SBPA), (VMIG-1)
2.45%, 5/07/08(a)	8,000	8,000,000
Mahoning County Housing RB (Youngstown State University Project) Series 2002 DN (National City Bank N.A. LOC),
2.85%, 5/07/08(a)	15,330	15,330,000
Mahoning County IDRB (Serra Land Project) Series 1997 AMT DN (KeyBank N.A. LOC),
2.81%, 5/07/08(a)	810	810,000
Mason GO (Downtown Improvements Project) Series 2007 BAN,
4.50%, 6/04/08	1,685	1,686,207
Ohio GO (Common Schools Project) Series 2005A DN, (A-1+, VMIG-1)
2.60%, 5/07/08(a)	1,020	1,020,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 DN (KeyBank N.A. LOC),
2.49%, 5/07/08(a)	1,700	1,700,000

Ohio Housing Finance Agency Residential Mortgage RB (Mortgage-Backed Securities Program) Series 2008 AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Federal Home Loan Mortgage Corp. SBPA), (VMIG-1)

2.95%, 5/07/08(a)	5,000	5,000,000
Ohio Solid Waste RB (Republic Services, Inc. Project) Series 2005 AMT DN, (A-2)
4.00%, 5/07/08(a)	8,000	8,000,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006C AMT DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1)
2.65%, 5/07/08(a)	31,600	31,600,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC),
2.56%, 5/07/08(a)	2,160	2,160,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC),
2.56%, 5/07/08(a)	400	400,000

		80,100,444

Oklahoma — 0.7%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT DN (Bank of America LOC),
2.90%, 5/07/08(a)	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC),
3.10%, 5/07/08(a)	1,480	1,480,000
Oklahoma Industrial Authority RB (Integris Baptist Medical Center, Inc. Project) Series 1999B DN (MBIA Insurance, JPMorgan Chase Bank SBPA), (A-1+, VMIG-1)
2.70%, 5/01/08(a)	800	800,000

		5,130,000

Pennsylvania — 1.1%
Erie County IDRB (Fountainhead Project) Series 2006 AMT DN (Huntington National Bank LOC),
2.95%, 5/07/08(a)	2,150	2,150,000
Philadelphia School District GO Series 2007A TRAN (Bank of America N.A. LOC), (SP-1+, MIG-1)
4.50%, 6/27/08	5,925	5,931,963

		8,081,963

Rhode Island — 0.6%
Rhode Island Health & Educational Building Corp. Higher Education Facility RB (Bryant University Project) Series 2008 DN (TD BankNorth N.A. LOC), (A-1+, VMIG-1)
2.35%, 5/07/08(a)	4,400	4,400,000

South Carolina — 0.2%
South Carolina Housing Finance & Development RB (Arrington Place Apartment Project) Series 2001 AMT DN (SunTrust Bank LOC), (VMIG-1)
2.95%, 5/07/08(a)	1,100	1,100,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	47

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

MuniCash

	Par (000)	Value
Municipal Bonds (Continued)
South Dakota — 0.5%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT DN (Wells Fargo Bank N.A. LOC),
2.55%, 5/07/08(a)	$3,800	$3,800,000

Tennessee — 2.1%
Chattanooga IDRB (TB Woods, Inc. Project) Series 1997 AMT DN (M&T Bank Corp. LOC),
2.58%, 5/07/08(a)	2,290	2,290,000
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT DN (Bank of America N.A. LOC),
2.63%, 5/07/08(a)	1,200	1,200,000
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank N.A. LOC),
2.58%, 5/07/08(a)	2,385	2,385,000
Morgan Keegan Municipal Products, Inc. RB Trust Receipts Series 2007F DN (Banque Nationale de Paribas SBPA), (A-1+, VMIG-1)
2.30%, 5/07/08(a)(b)	1,720	1,720,000
Morristown IDRB (Petoskey Plastic Project) Series 1999 AMT DN (Comerica Bank N.A. LOC),
2.58%, 5/07/08(a)	1,080	1,080,000
Municipal Energy Acquistion Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (JPMorgan Chase Liquidity Facility), (VMIG-1)
2.51%, 5/07/08(a)(b)	1,000	1,000,000
Sevier County Public Building Authority RB (Local Government Public Improvement Project) Series 2007VI-K-1 DN (DEPFA Bank Plc SBPA), (VMIG-1)
2.73%, 5/01/08(a)	5,400	5,400,000

		15,075,000

Texas — 11.1%
Dallas County Community College District GO Series 2007 TECP (Dexia Credit Local SBPA), (P-1)
1.50%, 5/15/08	30,000	30,000,000
Dallas Fort Worth International Airport RB PUTTERS Series 2007-2236 AMT DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (AAA, VMIG-1)
2.51%, 5/07/08(a)(b)	5,210	5,210,000
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 2001B AMT DN, (A-1+)
2.70%, 5/01/08(a)	50	50,000
Gulf Coast Waste Disposal Authority PCRB (Amoco Oil Remarketing Project) Series 1992 DN, (A-1+, VMIG-1)
2.60%, 5/01/08(a)	2,400	2,400,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2003 MB, (AA+, Aa1)
5.00%, 8/01/08	1,800	1,805,717
Montgomery County IDRB (Sawyer Research Products, Inc. Project) Series 1995 AMT DN (KeyBank N.A. LOC),
3.22%, 5/07/08(a)	712	711,500
Port Corpus Christi Nueces Solid Waste Disposal Authority RB (Flint Hills Resources Project) Series 2006 AMT DN (Flint Hills Resources Guaranty), (A-1, P-1)
3.10%, 5/07/08(a)	2,000	2,000,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT DN (M&T Bank Corp. LOC),
2.58%, 5/07/08(a)	3,000	3,000,000
South Plains Housing Corp. Single Family RB MERLOTS Trust Receipts Series 2002A-11 AMT DN (Government National Mortgage Assoc. Guaranty, Wachovia Bank N.A. SBPA), (VMIG-1)
2.87%, 5/07/08(a)(b)	990	990,000
Texas College GO (Student Loans Project) Series 2006 AMT MB (State Street Bank & Trust SBPA), (A-1+, VMIG-1)
3.75%, 8/01/08	5,000	5,000,000
Texas GO (Water Financial Assistance Project) Series 2008DB-499 AMT DN (Deutsche Bank SBPA), (F-1+)
2.47%, 5/07/08(a)(b)	2,405	2,405,000
Texas GO Series 2007 TRAN, (SP-1+, MIG-1)
4.50%, 8/28/08	25,000	25,064,411
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II- R-10015 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility), (A-1, AA-)
2.50%, 5/07/08(a)(b)	1,800	1,800,000

		80,436,628

Virginia — 3.3%
Botetourt County IDRB (Altec Industries Project) Series 2001 AMT DN (AmSouth Bank of Alabama LOC), (A-1)
2.68%, 5/07/08(a)	2,600	2,600,000
Lexington IDA Educational Facilities RB (VMI Development Board, Inc. Project) Series 2006 DN (Wachovia Bank N.A. LOC), (VMIG-1)
2.65%, 5/01/08(a)	2,000	2,000,000
Madison County IDRB (Woodberry Forest School Project) Series 2007 DN (SunTrust Bank LOC), (VMIG-1)
2.58%, 5/01/08(a)	8,450	8,450,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT DN (Bank of America N.A. LOC),
2.65%, 5/07/08(a)	1,400	1,400,000
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (SunTrust Bank LOC),
3.00%, 5/07/08(a)	1,648	1,648,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2006C DN (Wachovia Bank N.A. SBPA), (A-1+, VMIG-1)
2.65%, 5/01/08(a)	3,245	3,245,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT DN (Wachovia Bank N.A. LOC), (A-1+)
2.87%, 5/07/08(a)(b)	65	65,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT DN (Wachovia Bank N.A. LOC), (A-1+)
2.87%, 5/07/08(a)(b)	4,405	4,405,000

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

MuniCash

	Par (000)	Value
Municipal Bonds (Continued)
Virginia (Continued)
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Branch Banking & Trust Co. LOC),
3.10%, 5/07/08(a)	$55	$55,000

		23,868,000

Washington — 0.1%
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
2.65%, 5/01/08(a)	400	400,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC), (A-1+)
2.65%, 5/07/08(a)	385	385,000

		785,000

Wisconsin — 1.2%
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC),
3.20%, 5/07/08(a)	420	420,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT DN (Bank One N.A. LOC),
3.10%, 5/07/08(a)	1,820	1,820,000
Wisconsin GO Series 2007 MB, (MIG-1, F-1+)
4.50%, 6/16/08	3,300	3,303,040
Wisconsin Health & Educational Facilities RB (Pooled Loan Financing Program) Series 2002E DN (Associated Bank N.A. LOC), (VMIG-1)
2.63%, 5/07/08(a)	1,785	1,785,000
Wisconsin School Districts Cash Flow Management Program COP Series 2007A-1 BAN (U.S. Bank N.A. LOC), (MIG-1)
4.50%, 9/18/08	1,130	1,133,629

		8,461,669

Wyoming — 1.3%
Campbell County IDRB (Two Elk Partners Project) Series 2007 MB (Royal Bank of Canada GIC), (A-1+)
3.65%, 11/28/08	9,000	9,000,000

Total Investments in Securities — 99.6% (Cost $719,737,946*)		719,737,946
Other Assets in Excess of Liabilities — 0.4%		2,819,357

Net Assets — 100.0%		$722,557,303

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

•	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Sales Cost	Interest Income
Austin Housing Financial Corp. RB P-Float Trust Receipts Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty)	$14,585,000	$10,098

District of Columbia Housing Finance Agency RB Series 2004 PT-2391 AMT DN (MBIA Insurance, Merrill Lynch & Co. SBPA)	2,395,000	1,658

MuniMae Tax Exempt Board Subsidiary LLC RB P-Float Trust Receipts Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty)	22,540,000	15,605

Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurers, Societe Generale Group SBPA)	2,930,000	1,905

Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	1,880,000	21,655

Virginia Beach Development Authority Multi-Family Housing RB P-Float Trust Receipts Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty)	3,745,000	2,593

—	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	49

Schedule of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

California Money Fund

	Par (000)	Value
Municipal Bonds — 99.6%
California — 95.6%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek At Union City Project) Series 2008A DN (Bank of America N.A. SBPA), (A-1+)
2.35%, 5/07/08(a)	$25,000	$25,000,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1997F DN (Kredietbank N.V. LOC), (A-1+)
2.18%, 5/07/08(a)	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M DN (Bank of Nova Scotia LOC), (A-1+)
2.18%, 5/07/08(a)	1,700	1,700,000
Alhambra Unified School District GO (Land Acquisitions Notes Project) Series 2007 BAN,
4.50%, 6/30/08	2,925	2,928,419
Anaheim City School District GO Series 2007 ROC-RR-II-10018Z DN (MBIA Insurance, Citigroup Financial Products Liquidity Facility), (A-1+)
2.70%, 5/07/08(a)(b)	5,000	5,000,000
Anaheim Public Financing Authority RB Municipal Trust Receipts Floaters Series 2007-2011 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
2.44%, 5/07/08(a)(b)	9,195	9,195,000
Anaheim Redevelopment Agency Tax Allocation RB (Merged Redevelopment Project) Series 2007DB-490 DN (FSA Insurance, Deutsche Bank Liquidity Facility), (AAA, F-1+)
2.40%, 5/07/08(a)(b)	5,300	5,300,000
Bakersfield Hospital RB Municipal Trust Receipts Floaters Series 2008-2408 DN (MBIA Insurance, Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility, (VMIG-1)
2.53%, 5/07/08(a)(b)	7,400	7,400,000

California Department of Water Resource Power Supply RB Municipal Trust Receipts Floaters (Central Valley Project) Series 2007-106G DN (The Goldman Sachs Group, Inc. Liquidity Facility, The Goldman Sachs Group, Inc. Guaranty), (A-1+, VMIG-1)

3.50%, 5/07/08(a)(b)	25,430	25,430,000
California Department of Water Resource Power Supply RB Series 2002B-4 DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1)
2.45%, 5/01/08(a)	19,200	19,200,000
California Department of Water Resource Power Supply RB Series 2002B-5 DN (Bayersche Landesbank Girozentrale LOC, WestLB AG LOC), (A-1+, VMIG-1)
2.19%, 5/01/08(a)	18,800	18,800,000
California Department of Water Resource Power Supply RB Series 2002B-6 DN (State Street Bank & Trust Co. LOC), (A-1+, VMIG-1)
2.19%, 5/07/08(a)	19,770	19,770,000
California Department of Water Resource Power Supply RB Series 2002C-4 DN (JPMorgan Chase Bank LOC, CALSTERS LOC), (A-1+, VMIG-1)
2.23%, 5/07/08(a)	38,400	38,400,000
California Department of Water Resource Power Supply RB Series 2002C-7 DN (FSA Insurance, Dexia Credit Local SBPA), (A-1+, VMIG-1)
2.15%, 5/07/08(a)	3,075	3,075,000
California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA), (A-1, AAA)
2.39%, 5/07/08(a)(b)(c)	9,700	9,700,000
California Department of Water Resource Power Supply RB Series 2005F-2 DN (Societe Generale Group LOC), (A-1+, VMIG-1)
2.35%, 5/07/08(a)	9,750	9,750,000
California Department of Water Resource Power Supply RB Series 2005F-5 DN (Citibank N.A. LOC), (A-1+, VMIG-1)
2.55%, 5/07/08(a)	10,205	10,205,000
California Department of Water Resource Power Supply RB Series 2005G-2 DN (Lloyds TSB Bank Plc LOC), (A-1+, VMIG-1)
2.23%, 5/07/08(a)	1,900	1,900,000
California Department of Water Resource Power Supply RB Series 2008I-1 DN (Allied Irish Bank Plc LOC), (A-1+, VMIG-1)
2.35%, 5/07/08(a)	3,850	3,850,000
California Department of Water Resource Power Supply RB Series 2008J-1 DN (JPMorgan Chase Bank LOC, California Public Employees’ Retirement System LOC), (A-1+, VMIG-1)
2.35%, 5/01/08(a)	5,600	5,600,000
California Economic Recovery RB Series 2004C-16 DN (FSA Insurance, Dexia Credit Local SBPA), (A-1+, VMIG-1)
2.35%, 5/07/08(a)	17,900	17,900,000
California Educational Facilities Authority RB (Pomona College Project) Series 2005B DN, (A-1+, VMIG-1)
2.20%, 5/07/08(a)	2,000	2,000,000
California GO (Weekly Kindergarten Public University Project) Series 2004A-8 DN (Citibank N.A. LOC, CALSTERS LOC), (A-1+, VMIG-1)
2.20%, 5/07/08(a)	4,105	4,105,000
California GO Eclipse Funding Trust Series 2005-0004 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility), (F-1+)
3.78%, 5/01/08(a)(b)	8,970	8,970,000
California GO Eclipse Funding Trust Series 2007-0054 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility), (A-1+)
2.42%, 5/07/08(a)(b)	19,995	19,995,000
California GO Municipal Trust Receipts Floaters Series 2007-2003 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.54%, 5/07/08(a)(b)	17,850	17,850,000

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

California Money Fund

	Par (000)	Value
Municipal Bonds (Continued)
California (Continued)
California GO Municipal Trust Receipts Floaters Series 2007-2178 DN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), (A-1+)
2.45%, 5/07/08(a)(b)	$8,590	$8,590,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 DN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), (A-1+, AAA)
2.49%, 5/07/08(a)(b)	13,300	13,300,000
California GO Municipal Trust Receipts Series 2008A DN (Societe Generale LOC, Societe General Liquidity Facility), (A-1+, AAA)
2.41%, 5/07/08(a)(b)	4,075	4,075,000
California GO PUTTERS Series 2007-2213 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.68%, 5/07/08(a)(b)	5,995	5,995,000
California GO Series 2003A-2 DN (JPMorgan Chase & Co. LOC, WestLB AG LOC), (A-1+, VMIG-1)
2.40%, 5/01/08(a)	7,700	7,700,000
California GO Series 2003A-3 DN (WestLB AG LOC, JPMorgan Chase Bank LOC), (A-1+, VMIG-1)
2.19%, 5/01/08(a)	2,700	2,700,000
California GO Series 2005B-5 DN (Depfa Bank Plc LOC), (A-1+, VMIG-1)
2.30%, 5/07/08(a)	5,500	5,500,000
California GO Series 2007-1599 DN (MBIA Insurance, DEPFA Bank Plc Liquidity Facility), (A-1+, AAA)
2.53%, 5/07/08(a)(b)	6,200	6,200,000
California GO Series 2007DB-457 DN (FSA Insurance, Deutsche Bank Liquidity Facility), (F-1+)
2.41%, 5/07/08(a)(b)	3,133	3,133,000
California GO Series 2007 RAN, (A-1, P-1)
4.00%, 6/30/08	32,000	32,032,450
California GO Series 2007 ROC-RR-II-R-846 DN (AMBAC Insurance, Berkshire Hathaway Corp. Credit Support, Citibank N.A. Liquidity Facility), (A-1+)
2.46%, 5/07/08(a)(b)	15,080	15,080,000
California GO Series 2008 TECP (Multiple LOCs), (A-1, P-1)
2.00%, 5/20/08	10,400	10,400,000
1.30%, 6/03/08-6/05/08	35,300	35,300,000
1.56%, 6/05/08	7,000	7,000,000
2.01%, 7/14/08	15,000	15,000,000

California Health Facilities Financing Authority RB Municipal Trust Receipts Floaters Series 2008-2413 DN (MBIA Insurance, Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (VMIG-1)

2.53%, 5/07/08(a)(b)	4,600	4,600,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2002 DN (AMBAC Insurance, JPMorgan Chase & Co. SBPA), (A-1+, VMIG-1)
5.25%, 5/07/08(a)	2,500	2,500,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 DN (Wells Fargo Bank N.A. LOC), (F-1+)
2.22%, 5/07/08(a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (J. Paul Getty Trust) Series 2008A-1 MB, (A-1+, VMIG-1)
1.70%, 5/01/08	2,120	2,120,000
California Infrastructure & Economic Development Bank RB (J. Paul Getty Trust) Series 2008A-4 DN, (A-1+, VMIG-1)
1.70%, 5/07/08(a)	1,440	1,440,000
California Pollution Control Financing Authority PCRB (BP West Coast Products LLC Project) Series 2008 DN, (A-1+, VMIG-1)
2.30%, 5/07/08(a)	6,400	6,400,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 DN (Allied Irish Bank Plc LOC), (VMIG-1)
2.35%, 5/07/08(a)	5,820	5,820,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2003D DN, (A-1, F-1)
2.75%, 5/07/08(a)	6,200	6,200,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2004L DN, (A-1, F-1)
2.41%, 5/07/08(a)	7,000	7,000,000

California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2007 ROC-RR-II-R-10248CE DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility), (VMIG-1)

2.47%, 5/07/08(a)(b)	43,700	43,700,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2007 ROC-RR-II-R-763CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility), (VMIG-1)
2.47%, 5/01/08(a)(b)	3,200	3,200,000
California Statewide Communities Development Authority RB (Multi-Family Housing Project) Municipal Trust Receipts Floaters Series 2008-14G DN (Goldman Sachs & Company Liquidity Facility), (F-1+)
2.41%, 5/07/08(a)(b)	8,000	8,000,000
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 DN (JPMorgan Chase Bank Liquidity Facility),
2.53%, 5/07/08(a)(b)	5,300	5,300,000
California Statewide Communities Development Authority RB (Presbyterian Homes Project) Series 2006B DN (Bank of America N.A. LOC), (A-1+)
2.25%, 5/07/08(a)	1,500	1,500,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	51

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

California Money Fund

	Par (000)	Value
Municipal Bonds (Continued)
California (Continued)
California Statewide Communities Development Authority RB (University Retirement Community at Davis Project) Series 2008 DN (Bank of America N.A. LOC), (Aaa, VMIG-1)
2.35%, 5/07/08(a)	$2,865	$2,865,000
California Statewide Communities Development Authority RB Series 2008K TECP, (A-1, F-1)
1.17%, 6/11/08	6,200	6,200,000
Chino Basin Regional Financing Authority RB Series 2008DBE-500 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility), (A-1+)
2.44%, 5/07/08(a)(b)	5,445	5,445,000
Coast Community College District GO Series 2006-45 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility), (F-1+)
2.44%, 5/07/08(a)(b)	3,247	3,246,739
Coast Community College District GO Series 2006DB-621 DN (FSA Insurance, Deustche Bank Liquidy Facility), (A-1+, AAA)
2.41%, 5/07/08(a)(b)	3,450	3,450,000
Coast Community College District GO Series 2006Z-58 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility), (AAA, F-1)
2.44%, 5/07/08(a)(b)	5,005	5,005,000
Daly Housing Financing Agency Multi-Family RB (Serramonte Del Ray Apartments Project) Series 1999A DN (Federal National Mortgage Assoc. LOC), (A-1+, P-1)	7,200	7,200,000
2.24%, 5/07/08(a)
East Bay Municipal Utilitiy District RB Series 2008A-2 DN (Dexia Credit Local SBPA), (A-1+, VMIG-1)
2.35%, 5/07/08(a)	2,400	2,400,000
East Bay Municipal Utilitiy District RB Series 2008A-3 DN (Dexia Credit Local SBPA), (A-1+, VMIG-1)
2.35%, 5/07/08(a)	2,400	2,400,000
East Bay Municipal Utilitiy District RB Series 2008B-3 DN (Landesbank Baden-Wuerttemberg Girozentrale SBPA), (A-1+, VMIG-1)
2.40%, 5/07/08(a)	10,500	10,500,000
East Bay Municipal Utilitiy District RB Series 2008C-2 DN (Multiple SBPA), (A-1+, VMIG-1)
2.35%, 5/07/08(a)	1,800	1,800,000
East Bay Municipal Utilitiy District RB Series 2008C-3 DN (Multiple SBPA), (A-1+, VMIG-1)
2.35%, 5/07/08(a)	1,200	1,200,000
East Bay Municipal Utility District RB Series 2007-0072 DN (AMBAC Insurance, Banco Bilbao Vizcaya Argentaria S.A. Liquidity Facility), (A-1+)
2.45%, 5/07/08(a)(b)	1,880	1,880,000
Elsinore Valley Municipal Water District COP Eclipse Funding Trust Series 2007-0069 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility), (A-1+)
3.62%, 8/07/08(a)(b)	3,635	3,635,000
Foothill-De Anza Community College GO Series 2000Y DN (Wachovia Bank N.A. LOC), (VMIG-1)
2.80%, 5/07/08(a)(b)	2,770	2,770,000
Glendale Hospital RB Municipal Trust Receipts Floaters Series 2008-2415 DN (MBIA Insurance, Morgan Stanley Municipal Funding Liquidity Facility), (VMIG-1)
2.53%, 5/07/08(a)(b)	4,400	4,400,000
Golden State Tobacco Securitization Corp. RB Series 2008DBE-625 DN (Duetsche Bank Guaranty, Deutsche Bank Liquidy Facility),
2.41%, 5/07/08(a)(b)	6,265	6,265,000

Golden State Tobacco Settlement Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2448 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1+)

2.53%, 5/07/08(a)(b)	25,000	25,000,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 DN (State Street Bank & Trust Co. LOC), (VMIG-1)
2.70%, 5/07/08(a)	1,185	1,185,000
Los Angeles Community College District GO Munitops Trust Certificates Series 2005A DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA), (AAA, F-1+)
2.42%, 5/07/08(a)(b)	9,830	9,830,000
Los Angeles County Sanitation District Financing Authority RB Eclipse Funding Trust Series 2006-0055 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facilities), (A-1+)
2.49%, 5/07/08(a)(b)	2,655	2,655,000
Los Angeles Department of Water & Power RB Series 2007 ROC-RR-II-R-12087 DN (FSA Insurance, AMBAC Insurance, Citigroup Financial Products Liquidity Facility), (A-1+)
2.46%, 5/07/08(a)(b)	4,350	4,350,000
Los Angeles GO Series 2007 TRAN, (SP-1+, MIG-1)
4.25%, 6/30/08	24,200	24,222,704
Los Angeles Unified School District GO Series 2007-9TP DN (AMBAC Insurance, DEPFA Bank Plc Liquidity Facility), (A-1+, AAA)
2.40%, 5/01/08(a)(b)	1,000	1,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2000B-1 DN (WestLB AG SBPA), (A-1+, VMIG-1)
2.19%, 5/01/08(a)	7,555	7,555,000
Metropolitan Water District of Southern California Waterworks RB Series 2008A-1 DN (Bank of America N.A. SBPA), (A-1+, VMIG-1)
2.30%, 5/07/08(a)	6,100	6,100,000
Modesto Irrigation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A DN (MBIA Insurance, Societe Generale LOC, Societe General Liquidy Facility), (A-1+, AAA)
2.41%, 5/07/08(a)(b)	5,905	5,905,000

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

California Money Fund

	Par (000)	Value
Municipal Bonds (Continued)
California (Continued)
Morgan Hill Redevelopment Agency Tax Allocation RB (Ojo De Agua Redevelopment Project) Series 2008A DN (Scotiabank LOC), (A-1+)
2.30%, 5/07/08(a)	$17,000	$17,000,000
Napa Valley Unified School District GO Series 2007 TRAN (GO of District), (SP-1+)
4.25%, 10/01/08	3,245	3,256,276
Northern California Gas Authority No. 1 RB Municipal Trust Receipts Floaters Series 2007-98 DN (The Goldman Sachs Group, Inc. Liquidity Facility), (F-1+, AA-)
2.41%, 5/07/08(a)(b)	14,100	14,100,000
Northern California Gas Authority No. 1 RB Series 2007-1811 DN (Morgan Stanley Group LOC), (F-1+, AA-)
2.49%, 5/07/08(a)(b)	10,100	10,100,000
Norwalk-La Mirada Unified School District GO Series 2003SG-169 DN (Societe Generale Group SBPA), (A-1+)
2.41%, 5/07/08(a)(b)	20,000	20,000,000
Orange County Fire Authority GO Series 2007 TRAN,
4.00%, 6/30/08	5,800	5,803,757
Orange County Sanitation District COP Series 2000A DN (Dexia Public Finance Bank SBPA), (A-1+, VMIG-1)
2.20%, 5/01/08(a)	3,200	3,200,000
Orange County Water District COP Series 2008A DN (Landesbank Baden-Wuerttemberg Girozentrale SBPA), (VMIG-1)
2.36%, 5/07/08(a)	20,200	20,200,000
Paramount Unified School District GO PUTTERS Series 2007-2060 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility), (A-1+, AAA)
2.51%, 5/07/08(a)(b)	1,300	1,300,000
Peralta Community College District GO Series 2006X-1264 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility), (VMIG-1)
2.45%, 5/07/08(a)(b)	7,745	7,745,000
Pleasant Valley School District of Ventura County GO P-Float Trust Receipts Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA), (A-1+, AAA)
2.50%, 5/07/08(a)(b)(c)	5,845	5,845,000
Rancho Santiago Community College District GO Munitops Trust Certificates Series 2007 DN (FSA Insurance, Bank of America N.A. SBPA), (F-1+, AAA)
2.42%, 5/07/08(a)(b)	7,615	7,615,000
Sacramento County GO Series 2007 TRAN, (SP-1+, MIG-1)
4.00%, 7/09/08	11,600	11,606,993
Sacramento County Water Financing Authority RB Municipal Trust Receipts Floaters Series 2007-1769 DN (DEPFA Bank Plc Guaranty, DEPFA Bank Plc Liquidity Facility), (A-1)
2.53%, 5/07/08(a)(b)	44,400	44,400,000
Sacramento Municipal Utility District GO Series 2008J TECP (Bank of New York LOC, CALSTRS LOC),
1.55%, 6/05/08	6,500	6,500,000
San Diego Public Facilities Financing Authority RB Municipal Securities Trust Receipts Series 2008A DN (Societe Generale LOC, Societe General Liquidity Facility), (A-1+, AA-)
2.41%, 5/07/08(a)(b)	4,170	4,170,000
2.42%, 5/07/08(a)(b)	7,315	7,315,000
San Diego Public Facilities Financing Authority RB PUTTERS Series 2008-2595 DN (JPMorgan Chase & Co. LOC, JPMorgan Chase & Co. Liquidity Facility), (A-1+)
2.51%, 5/07/08(a)(b)	8,640	8,640,000
San Diego Unified School District RB Series 2004 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility),
2.45%, 5/07/08(a)(b)	5,150	5,150,000
San Francisco County Transportation GO Series 2008B TECP (Landesbank Baden-Wuerttemberg Girozentrale LOC), (A-1+, P-1)
1.75%, 5/16/08	6,250	6,250,000
San Francisco County Unified School District GO Series 2007 TRAN, (SP-1+)
4.00%, 11/14/08	15,800	15,852,817
San Jose Redevelopment Agency RB (Merged Area Redevelopment Project) Series 1996A DN (Morgan Guaranty Trust LOC), (A-1+)
2.33%, 5/07/08(a)	4,275	4,275,000
San Jose Redevelopment Agency Tax Allocation RB PUTTERS Series 2006-1601 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility), (AAA, F-1+)
3.18%, 5/07/08(a)(b)	2,100	2,100,000
San Mateo County GO Series 2006 ROC-RR-II-R-647WFZ DN (MBIA Insurance, Wells Fargo Bank N.A. Liquidity Facility), (VMIG-1)
2.47%, 5/07/08(a)(b)	1,000	1,000,000
Santa Cruz County Board of Education GO Series 2007 TRAN, (SP-1+)
4.25%, 6/30/08	2,800	2,802,434
Sequoia Union High School District GO Municipal Trust Receipts Floaters Series 2007-2160 DN (FSA Insurance, Wells Fargo Bank N.A. Liquidity Facility), (VMIG-1)
2.45%, 5/07/08(a)(b)	4,105	4,105,000
Sonoma County Junior College District GO Eclipse Funding Trust Series 2006-0014 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility), (VMIG-1)
2.44%, 5/07/08(a)(b)	3,000	3,000,000
South Placer Wastewater Authority RB Series 2008A DN (State Street Bank & Trust Co. LOC, California Teacher’s Retirement System LOC), (A-1+, VMIG-1)
2.25%, 5/07/08(a)	24,000	24,000,000
Southern California Public Power Authority RB Municipal Trust Receipts Floaters (Gas Project) Series 2007-2103 DN (Morgan Stanley Municipal Funding Liquidity Facility), (AA-, F-1+)
2.51%, 5/07/08(a)(b)	5,000	5,000,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	53

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

California Money Fund

	Par (000)	Value
Municipal Bonds (Continued)
California (Continued)
University of California RB Municipal Trust Receipts Floaters Series 2007W-131 DN (MBIA Insurance, Lehman Liquidity Co. Liquidity Facility), (A-1)
2.86%, 5/07/08(a)(b)	$15,000	$15,000,000
University of California RB PUTTERS Series 2006-1231 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility), (Aaa, VMIG-1)
2.58%, 5/01/08(a)(b)	3,185	3,185,000
University of California RB Series 2006-1425 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility), (A-1)
2.90%, 5/07/08 (acquired 7/14/06, cost $18,840,000)(a)(b)(d)	18,840	18,840,000
Upland RB (Mountain Springs Project) Series 1998A DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility), (A-1+)
2.24%, 5/07/08(a)	6,600	6,600,000
Victorville Joint Powers Financing Authority RB (Cogeneration Facility Project) Series 2007A DN (Fortis Bank LOC), (A-1+)
2.38%, 5/07/08(a)	22,000	22,000,000
Yosemite Community College District GO Series 2007 ROC-RR-II-R-12065 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (A-1+)
2.47%, 5/07/08(a)(b)	5,840	5,840,000

		1,067,370,589

Puerto Rico — 4.0%

Commonwealth of Puerto Rico GO Series 2007 TRAN (Bank of Nova Scotia, Banque Nationale de Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao Vizcaya Argentaria S.A., KBC Bank N.V. and Banco Santander Central Hisapano LOC), (SP-1+)

4.25%, 7/30/08	10,000	10,020,482

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 DN (Assured Guaranty Ltd. Insurance, Branch Banking & Trust Co. Liquidity Facility), (A-1+)

2.47%, 5/07/08(a)(b)	2,830	2,830,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-2391 DN (AMBAC Insurance, Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1+)

2.49%, 5/07/08(a)(b)	6,245	6,245,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB PUTTERS Series 2002-246 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.63%, 5/07/08(a)(b)	3,600	3,600,000
Puerto Rico Electric Power Authority RB Municipal Securities Trust Receipts Series 2008A DN (Societe Generale LOC, Societe General Liquidity facility),
2.41%, 5/07/08(a)(b)	8,165	8,165,000
Puerto Rico Electric Power Authority RB PUTTERS Series 2000-147 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.63%, 5/07/08(a)(b)	3,100	3,100,000
Puerto Rico Electric Power Authority RB PUTTERS Series 2007-1830 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.63%, 5/07/08(a)(b)	2,000	2,000,000
Puerto Rico Electric Power Authority RB Series 2007 SGB-69 DN (FSA Insurance, Societe General Group LOC), (A-1+)
1.65%, 7/01/08(a)(b)	3,500	3,500,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipt Floaters Series 2007-2006-1990 DN (Morgan Stanley Dean Witter Guaranty, Morgan Stanley Group Liquidity Facilities), (A-1+, AAA)
2.49%, 5/07/08(a)(b)	5,000	5,000,000

		44,460,482

Total Investments in Securities — 99.6% (Cost $1,111,831,071*)		1,111,831,071
Other Assets in Excess of Liabilities — 0.4%		4,887,058

Net Assets — 100.0%		$1,116,718,129

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)

California Money Fund

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Sales Cost	Realized Gain	Interest Income
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006F DN (DEPFA Bank Plc Liquidity Facility)	$15,000,000	$41,850	$112,058

California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	—	—	132,867

Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	2,200,000	—	1,456

Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	2,740,000	—	1,813

Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006D-195 DN (FGIC Insurance, Deutsche Bank Liquidity Facility)	2,065,000	—	15,996

Pleasant Valley School District of Ventura County GO P-Float Trust Receipts Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA)	5,000	—	81,579

Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2005 PA-1288 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	2,000,000	—	1,369

West Covina Unified School District GO Series 2003-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility)	6,795,000		61,642

(d)	Restricted security as to resale. As of report date the Fund held 1.7% of its net assets, with a current market value of $18,840,000 and an original cost of $18,840,000 in these securities.

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	55

Schedule of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

New York Money Fund

	Par (000)	Value
Municipal Bonds — 99.7%
New York — 99.5%
Albany School District GO Series 2007 BAN (State Aid Withholding Insurance),
4.25%, 6/27/08	$2,301	$2,302,829
4.00%, 7/18/08	2,700	2,701,548
Amityville Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
3.90%, 6/27/08	900	900,340
Arlington Central School District GO Series 2007B BAN (State Aid Withholding Insurance),
4.25%, 8/22/08	800	801,419
Babylon Industrial Development Agency Resource Recovery RB (Ogden Martin Systems of Babylon, Inc. Project) Series 1998 DN (FSA Insurance, JPMorgan Chase & Co. SBPA), (A-1+, VMIG-1)
2.50%, 5/07/08(a)	6,650	6,650,000
Bellmore Union Free School District GO Series 2007 BAN,
3.50%, 6/18/08	2,000	2,000,928
Binghamton School District GO Series 2007 BAN (State Aid Withholding Insurance),
3.90%, 9/19/08	800	800,773
Broome County GO Series 2008 BAN,
2.75%, 4/17/09	6,360	6,429,173
Chautauqua County GO Series 2008 TAN,
3.20%, 12/17/08	1,500	1,504,082
Copiague Union Free School District GO Series 2007 BAN,
3.50%, 6/18/08	1,000	1,000,359
Corning School District GO Series 2007 BAN (State Aid Withholding Insurance),
4.00%, 6/27/08	1,300	1,300,468
East Aurora GO Series 2008 BAN,
2.75%, 4/02/09	800	806,942
Eastchester Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
4.00%, 6/20/08	1,800	1,800,710
Elwood Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
4.00%, 6/27/08	2,000	2,001,056
Erie County Civic Facilities IDRB (Hauptman- Woodward Project) Series 2004 DN (KeyBank N.A. LOC),
2.49%, 5/07/08(a)	2,250	2,250,000
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Citizens Financial Group, Inc. LOC), (A-1+)
2.42%, 5/07/08(a)	600	600,000
Fayetteville-Manlius Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 4/24/09	1,365	1,380,945
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (KeyBank N.A. LOC),
2.74%, 5/07/08(a)	2,290	2,290,000
Freeport GO Series 2007A BAN,
4.00%, 5/09/08	300	300,018
Glens Falls School District GO Series 2007 BAN (State Aid Withholding Insurance),
4.00%, 7/11/08	2,100	2,101,096
Greenport Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
4.00%, 6/30/08	900	900,355
Half Hollow Hills Central School District GO Series 2007 TAN (State Aid Withholding Insurance),
4.00%, 6/30/08	300	300,143
Hamburg Village GO Series 2008 BAN,
2.00%, 2/05/09	580	583,549
Harborfields Central School District GO Series 2007 TAN,
3.90%, 6/27/08	3,000	3,001,128
Hauppauge Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
3.90%, 6/27/08	4,000	4,001,506
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC, KBC Bank N.V. LOC), (A-1+)
2.41%, 5/07/08(a)	5,995	5,995,000
Hempstead Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
4.25%, 6/24/08	5,100	5,103,617
Hicksville Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
4.00%, 6/27/08	200	200,106
Hilton Central School District GO Series 2007 RAN (State Aid Withholding Insurance),
4.00%, 6/19/08	800	800,309
Hoosick Falls Central School District GO Series 2008 BAN,
3.00%, 4/03/09	1,340	1,355,564
Hudson Yards Infrastructure Corp. RB Eagle Series 2007A DN (FSA Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility), (A-1)
2.47%, 5/07/08(a)(b)	2,600	2,600,000
Huntington Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
3.90%, 6/27/08	4,000	4,001,572
Islip Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
3.90%, 6/27/08	1,700	1,700,641
Johnstown School District GO Series 2008 BAN,
2.00%, 7/11/08	655	655,572
Kings Park Central School District GO Series 2007 BAN (State Aid Withholding Insurance),
3.90%, 8/15/08	900	900,628
Laurens Central School District GO Series 2007 BAN (State Aid Withholding Insurance),
4.00%, 6/26/08	500	500,221
Lewisboro GO Series 2008 BAN,
2.00%, 2/20/09	500	503,225
Liberty Development Corp. RB Municipal Trust Receipts Floaters Series 2006-1251 DN (Morgan Stanley Group SBPA), (VMIG-1)
2.41%, 5/07/08(a)(b)	7,600	7,600,000

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

New York Money Fund

	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
Liberty Development Corp. RB Municipal Trust Receipts Floaters Series 2007-2025 DN (Branch Banking & Trust Co. Liquidity Facility),
2.44%, 5/07/08(a)(b)	$1,395	$1,395,000
Livonia Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
3.25%, 6/26/08	2,005	2,005,789
Long Island Power Authority Electric System RB Series 1998-2A DN (WestLB AG LOC), (A-1+, VMIG-1)
2.70%, 5/07/08(a)	7,910	7,910,000
Long Island Power Authority Electric System RB Series 1998-3B DN (WestLB AG LOC), (A-1+, VMIG-1)
2.29%, 5/01/08(a)	10,600	10,600,000
Long Island Power Authority Electric System RB Series 1998A MB (FSA Insurance), (AAA)
5.13%, 6/01/08	1,800	1,820,157
Long Island Power Authority Electric System RB Series 2001-2B DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1)
2.35%, 5/01/08(a)	9,000	9,000,000
Long Island Power Authority Electrical System RB Series 2001-3A DN (JPMorgan Chase & Co. LOC, Landesbank Baden-Wuerttemberg Girozentrale LOC), (A-1+, VMIG-1)
2.40%, 5/07/08(a)	7,800	7,800,000
Long Island Power Authority Electrical System RB Series 2003E DN (FSA Insurance, Dexia Credit Local SBPA), (A-1+, VMIG-1)
2.40%, 5/07/08(a)	6,500	6,500,000
Mattituck-Cutchogue Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
3.90%, 6/30/08	1,700	1,700,676
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B DN (FSA Insurance, Dexia Credit Local SBPA), (A-1+)
2.30%, 5/07/08(a)	9,100	9,100,000
Metropolitan Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-2566D DN (Transamerica Life Insurance Co. Guaranty, Morgan Stanley Municipal Funding Liquidity Facility),
2.56%, 5/07/08(a)(b)	38,545	38,545,000
Metropolitan Transportation Authority RB Series 2002D-1 DN (FSA Insurance, WestLB AG SBPA), (A-1+, VMIG-1)
2.30%, 5/07/08(a)	6,800	6,800,000
Metropolitan Transportation Authority RB Series 2002D-2 DN (FSA Insurance, Dexia Credit Local SBPA), (A-1+, VMIG-1)
2.30%, 5/07/08(a)	100	100,000
Metropolitan Transportation Authority RB Series 2005 DN (Fortis Bank LOC), (VMIG-1)
2.20%, 5/07/08(a)	4,450	4,450,000
Miller Place Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
4.00%, 6/30/08	600	600,266
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A DN (JPMorgan Chase Bank LOC), (VMIG-1)
2.43%, 5/07/08(a)	2,295	2,295,000
Monroe County IDA Civic Facility RB (Sigal Center Project) Series 2004 DN (M&T Bank Corp. LOC), (VMIG-1)
2.51%, 5/07/08(a)	1,600	1,600,000
Monroe County IDA Civic Facility RB (YMCA of Greater Rochester Project) Series 2004 DN (M&T Bank Corp. LOC), (A-1)
2.48%, 5/07/08(a)	2,480	2,480,000
Monroe-Woodbury Central School District GO (School Bus Project) Series 2007 BAN (State Aid Withholding Insurance),
3.70%, 11/14/08	1,000	1,001,927
Mount Vernon New York City School District GO Series 2008 RAN (State Aid Withholding Insurance),
3.25%, 8/12/08	5,000	5,005,533
Nassau County IDA Civic Facility RB (Cold Spring Harbor Laboratory Project) Series 1999 DN (Morgan Guaranty Trust LOC), (A-1+)
2.32%, 5/01/08(a)	5,450	5,450,000
Nassau County IDA Civic Facility RB (North Shore Hebrew Academy Project) Series 2005 DN (Sovereign Bank LOC, Comerica Bank N.A. LOC), (VMIG-1)
2.46%, 5/07/08(a)	2,400	2,400,000
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 DN (U.S. Bank N.A. Guaranty, Liquidity Facility), (VMIG-1)
3.78%, 5/01/08(a)(b)	10,625	10,625,000
New York City GO Municipal Trust Receipts Floaters Series 2008-2473 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.41%, 5/07/08(a)(b)	7,500	7,500,000
New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Credit Local LOC), (F-1+)
2.44%, 5/07/08(a)(b)(c)	5,290	5,290,000
New York City GO PUTTERS Series 2006-1299 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.51%, 5/07/08(a)(b)	5,335	5,335,000
New York City GO PUTTERS Series 2007-2392 DN JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.51%, 5/07/08(a)(b)	6,295	6,295,000
New York City GO Series 1995F-5 DN (Bayyerische Landesbank Girozentrale LOC), (A-1+, VMIG-1)
2.60%, 5/07/08(a)	3,975	3,975,000
New York City GO Series 2002C-2 DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1)
2.60%, 5/07/08(a)	4,070	4,070,000
New York City GO Series 2003A-5 DN (HSBC Bank LOC), (A-1)
2.55%, 5/07/08(a)	3,750	3,750,000
New York City GO Series 2006I-4 DN (Bank of New York LOC), (A-1+, VMIG-1)
2.30%, 5/07/08(a)	5,000	5,000,000
New York City GO Series 2007 ROC-RR-II- R-11299 DN (Citibank N.A. Liquidity Facility), (A-1+)
2.42%, 5/07/08(a)(b)	4,400	4,400,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	57

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

New York Money Fund

	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
New York City GO Trust Receipts Series 2002-725X DN (FSA Insurance, Morgan Stanley Group Liquidity Facility), (VMIG-1)
2.46%, 5/07/08(a)(b)	$9,644	$9,643,750
New York City Housing Development Corp. Multi-Family Rental Housing RB (20th Exchange Place Project) Series 2006A DN (Landesbank Hessen-Thueringen Girozentrale LOC), (A-1)
2.40%, 5/07/08(a)	2,000	2,000,000
New York City Housing Development Corp. Multi-Family Rental Housing RB (2nd Gold Street Project) Series 2006A DN (Fannie Mae Insurance, Fannie Mae Liquidity Facility), (A-1+)
2.60%, 5/07/08(a)	10,000	10,000,000

New York City Housing Development Corp. Multi-Family Rental Housing RB (90th West Street Project) Series 2006A DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility), (A-1+)

2.60%, 5/07/08(a)	3,700	3,700,000
New York City Housing Development Corp. Multi-Family Rental Housing RB (Related Monterey Project) Series 1997A DN (Federal National Mortgage Assoc. Guaranty), (A-1+)
2.50%, 5/07/08(a)	15,700	15,700,000
New York City Housing Development Corp. RB (Beekman Tower Project) Series 2008A DN (Royal Bank of Scotland LOC), (A-1+)
2.45%, 5/07/08(a)	14,400	14,400,000
New York City IDA Civic Facilities RB (Abraham Joshua Heschel Project) Series 2002 DN (Allied Irish Bank Plc LOC), (VMIG-1)
2.42%, 5/07/08(a)	1,800	1,800,000
New York City IDA Civic Facilities RB (American Civil Liberties Project) Series 2005 DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1)
2.50%, 5/01/08(a)	4,400	4,400,000
New York City IDA Civic Facilities RB (French Institute Alliance Project) Series 2005 DN (M&T Bank Corp. LOC), (VMIG-1)
2.51%, 5/07/08(a)	2,040	2,040,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (Allied Irish Bank Plc LOC), (VMIG-1)
2.46%, 5/07/08(a)	1,500	1,500,000
New York City IDA Civic Facilities RB (The Birch Wathen Lenox School Project) Series 2004 DN (Allied Irish Bank Plc LOC), (VMIG-1)
2.46%, 5/07/08(a)	2,605	2,605,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1)
2.57%, 5/07/08(a)	7,500	7,500,000
New York City Industrial Development Agency RB (Liberty-1 Bryant Park LLC Project) Series 2004B DN (Bank of New York LOC), (A-1+)
2.50%, 5/01/08(a)	7,200	7,200,000
New York City Municipal Water Finance Authority TECP, (A-1+, P-1)
2.20%, 5/29/08	8,000	8,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 DN (State Street Bank & Trust Co. & CALSTERS SBPA), (A-1+, VMIG-1)
2.50%, 5/01/08(a)	16,400	16,400,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2006CC-1 DN (Bank of Nova Scotia SBPA), (A-1+, VMIG-1)
2.40%, 5/01/08(a)	4,100	4,100,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-1 DN (Fortis Bank SBPA), (A-1+, VMIG-1)
2.35%, 5/07/08(a)	12,200	12,200,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-5 DN (Bank of America N.A. SBPA),
2.50%, 5/01/08(a)	1,250	1,250,000
New York City Municipal Water Finance Authority Water & Sewer System RB Municipal Trust Receipts Floaters Series 2005-1051 DN (Morgan Stanley Muncipal Funding Liquidity Facility), (VMIG-1)
2.41%, 5/07/08(a)(b)	4,095	4,095,000
New York City Municipal Water Finance Authority Water & Sewer System RB Municipal Trust Receipts Floaters Series 2006-1226 DN (Morgan Stanley Group Liquidity Facility), (VMIG-1)
2.41%, 5/07/08(a)(b)	3,940	3,940,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.51%, 5/07/08(a)(b)	6,800	6,800,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2006-1263 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1)
2.51%, 5/07/08(a)(b)	4,235	4,235,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2001F-1 DN (Credit Locale de France LOC), (A-1+, VMIG-1)
2.53%, 5/01/08(a)	2,420	2,420,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2001F-2 DN (Morgan Guaranty Trust SBPA), (VMIG-1)
2.30%, 5/07/08(a)	2,600	2,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2002C-3 DN (DEPFA Bank Plc SBPA), (A-1+, VMIG-1)
2.35%, 5/01/08(a)	5,500	5,500,000

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

New York Money Fund

	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-3 DN (Bank of America N.A. SBPA), (A-1+, VMIG-1)
2.40%, 5/07/08(a)	$21,400	$21,400,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-4 DN (BNP Paribas SBPA), (A-1+, VMIG-1)
2.31%, 5/07/08(a)	22,800	22,800,000
New York City Transitional Finance Authority RB Eagle Trust Receipts Series 2001 DN (Citibank N.A. Liquidity Facility), (A-1+)
2.43%, 5/07/08(a)(b)	3,300	3,300,000
New York City Transitional Finance Authority RB Municipal Trust Receipts Floaters Series 2006-1401 DN (Morgan Stanley Group Liquidity Facility), (A-1)
2.41%, 5/07/08(a)(b)	4,935	4,935,000
New York City Transitional Finance Authority RB Series 2003-2D DN (Lloyds TSB Bank Plc Liquidity Facility), (A-1+, VMIG-1)
2.40%, 5/07/08(a)	8,700	8,700,000
New York City Transitional Finance Authority RB Series 2005A-1 MB,
5.00%, 11/01/08	590	597,407
New York City Transitional Finance Authority RB Series 2007 ROC-RR-II-R-10131 DN (Citibank N.A. Liquidity Facility), (A-1+)
2.42%, 5/07/08(a)(b)	8,630	8,630,000
New York City Trust for Cultural Resources RB (The Museum of Broadcasting Project) Series 1989 DN (KBC Bank N.V. LOC), (A-1+, VMIG-1)
2.35%, 5/07/08(a)	895	895,000
New York Dormitory Authority RB (Cornell University Project) Series 2004 DN (HSBC Bank USA N.A. SBPA), (A-1+, VMIG-1)
1.40%, 5/07/08(a)	6,500	6,500,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2E DN (Banque Nationale de Paribas SBPA), (A-1+)
2.30%, 5/07/08(a)	200	200,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2F DN (JPMorgan Chase Bank SBPA), (A-1+)
2.05%, 5/07/08(a)	1,340	1,340,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2G DN (Bank of Nova Scotia SBPA), (A-1)
2.30%, 5/07/08(a)	12,815	12,815,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H DN (HSBC Bank USA N.A. SBPA), (A-1+)
2.30%, 5/07/08(a)	4,495	4,495,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2004F-2B DN (FSA Insurance, Dexia Credit Local SBPA), (A-1+)
2.10%, 5/07/08(a)	24,300	24,300,000
New York Dormitory Authority RB (Municipal Health Facility Improvement Project) Series 2001-1 MB (FSA Insurance),
5.00%, 1/15/09	500	507,798
New York Dormitory Authority RB Municipal Trust Receipts (Columbia University Project) Series 2001-132 DN (Societe Generale Liquidity Facility), (A-1+)
2.75%, 5/07/08(a)(b)	2,000	2,000,000
New York Dormitory Authority RB PUTTERS Series 2007-1956 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.51%, 5/07/08(a)(b)	1,375	1,375,000
New York Dormitory Authority RB PUTTERS Series 2008-2659 DN (JPMorgan Chase & Co. Liquidity Facility), (A-1+)
2.51%, 5/07/08(a)(b)	2,500	2,500,000
New York Dormitory Authority RB Series 2005B DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1)
2.45%, 5/07/08(a)	7,500	7,500,000
New York Dormitory Authority RB Series 2006 DN (Fannie Mae Insurance, Fannie Mae Liquidity Facility), (A-1)
2.40%, 5/07/08(a)	7,000	7,000,000
New York Environmental Facilities Corp. Clean Water & Drinking RB MERLOTS Trust Receipts Series 2004B DN (Wachovia Bank N.A. SBPA), (A-1)
2.82%, 5/07/08(a)(b)	5,365	5,365,000
New York Environmental Facilities Corp. Clean Water & Drinking RB PUTTERS Series 2006-1372 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.51%, 5/07/08(a)(b)	1,845	1,845,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2003 ROC-RR-II-R-4001 DN (Citigroup Financial Products Liquidity Facility), (VMIG-1)
2.42%, 5/07/08(a)(b)	1,580	1,580,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2007 ROC-RR-II-R-12032 DN (Citigroup Financial Products Liquidity Facility), (A-1+)
2.43%, 5/07/08(a)(b)	5,710	5,710,000
New York GO (Environmental Quality Project) Series 1998G DN (WestLB AG LOC), (A-1+, VMIG-1)
3.20%, 5/07/08(a)	7,260	7,260,000
New York GO Series 2000B MB (Dexia Credit Local LOC), (A-1+, VMIG-1)
2.80%, 7/02/08	1,200	1,200,000
New York Housing Finance Agency RB (10 Liberty-A Project) Series 2003 DN (Federal Home Loan Mortgage Corp. Insurance, Federal Home Loan Mortgage Corp. Liquidity Facility),
2.50%, 5/07/08(a)	16,230	16,230,000
New York Housing Finance Agency RB (Normandie Court I Project) Series 1991A DN (Societe Generale LOC), (A-1+, VMIG-1)
2.40%, 5/07/08(a)	4,400	4,400,000
New York Housing Finance Agency RB (North End Project) Series 2004 DN (Federal National Mortgage Assoc. Liquidity Facility), (VMIG-1)
2.50%, 5/07/08(a)	4,900	4,900,000
New York Housing Finance Agency RB (Tribeca Green Housing Project) Series 2003A DN (Landesbank Hessen-Thuringen Girozentrale LOC), (VMIG-1)
2.60%, 5/07/08(a)	13,485	13,485,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	59

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

New York Money Fund

	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
New York Housing Finance Agency RB Series 2003E DN (Banque Nationale de Paribas LOC), (A-1+, F1+)
2.60%, 5/07/08(a)	$10,700	$10,700,000
New York Local Government Assistance Corp. RB Series 1994B DN (Bayerische Landesbank Girozentrale LOC, Westdeutsche Landesbank LOC), (A-1+, VMIG-1)
2.70%, 5/07/08(a)	4,605	4,605,000
New York Local Government Assistance Corp. RB Series 1995C DN (Landesbank Hessen-Thuringen Girozentrale LOC), (A-1+, VMIG-1)
2.40%, 5/07/08(a)	300	300,000
New York Local Government Assistance Corp. RB Series 1995F DN (Toronto Dominion LOC), (A-1, VMIG-1)
2.45%, 5/07/08(a)	2,400	2,400,000
New York Power Authority GO Series 1985 MB (Dexia Credit Local Liquidity Facility), (A-1+, MIG-1)
2.10%, 9/02/08	2,760	2,760,000
New York Power Authority TECP,
2.55%, 7/18/08	3,000	3,000,000
New York Tollway Authority Second General Highway & Bridge Trust Fund RB Municipal Trust Receipts Floaters Series 2008-2527 DN (Morgan Stanley Municpal Funding Liqudity Facility), (A-1+)
2.41%, 5/07/08(a)(b)	2,009	2,009,000
New York Urban Development Corp. RB UBS Municipal Certificates Floaters Series 2007-07-1037 DN (Bank of New York Liquidity Facility), (A-1+)
2.46%, 5/07/08(a)(b)	400	400,000
North Babylon Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
4.00%, 6/26/08	300	300,156
North Syracuse Central School District GO Series 2007 BAN (State Aid Withholding Insurance),
4.00%, 6/19/08	220	220,074
Ogdensburg Enlarged City School District GO Series 2007 RAN (State Aid Withholding Insurance),
4.00%, 6/27/08	700	700,230
Oneida County IDRB (Preswick Glen Civic Facility Project) Series 2006 DN (Sovereign Bank LOC, Lloyds TSB Bank Plc LOC), (A-1+)
2.42%, 5/07/08(a)	3,500	3,500,000
Onondaga County IDA Civic Facility RB (YMCA Greater Syracuse Project) Series 2003A DN (Citizens Financial Group, Inc. LOC),
2.49%, 5/07/08(a)	3,800	3,800,000
Ontario County Civic Facilities RB (Finger Lakes Project) Series 2006A DN (Citizens Financial Group, Inc. LOC), (VMIG-1)
2.40%, 5/07/08(a)	4,000	4,000,000
Orange County GO Series 2007 BAN,
3.90%, 7/24/08	1,600	1,600,044
Orange County IDA Civic Facilities RB (Cornwall Hospital Project) Series 2006 DN (KeyBank N.A. LOC), (VMIG-1)
2.45%, 5/07/08(a)	4,000	4,000,000
Otsego County IDRB (Templeton Foundation Project) Series 2007A DN (KeyBank N.A. LOC),
2.49%, 5/07/08(a)	575	575,000
Owego Town GO Series 2008 BAN,
2.70%, 1/29/09	721	721,345
Poughkeepsie City GO Series 2007B BAN,
3.90%, 9/12/08	500	500,476
Poughkeepsie City GO Series 2007C BAN,
3.90%, 7/18/08	1,500	1,500,838
Poughkeepsie City GO Series 2008A BAN,
2.75%, 4/24/09	1,090	1,102,198
Poughkeepsie City GO Series 2008 BAN,
2.75%, 3/20/09	865	870,550
Ramapo Housing Authority RB (Fountainview College Road Project) Series 1998 DN (M&T Bank Corp. LOC), (VMIG-1)
2.48%, 5/07/08(a)	6,970	6,970,000
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A DN (M&T Bank Corp. LOC), (VMIG-1)
2.52%, 5/07/08(a)	2,500	2,500,000
Ridge Road Fire District GO Series 2008 BAN,
2.00%, 12/18/08	630	631,614
Rockland County GO Series 2007E BAN,
3.90%, 9/04/08	1,300	1,301,120
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M&T Bank Corp. LOC), (VMIG-1)
2.48%, 5/07/08(a)	10,635	10,635,000
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank Corp. LOC), (VMIG-1)
2.48%, 5/07/08(a)	8,900	8,900,000
Rome School District GO Series 2007A BAN (State Aid Withholding Insurance),
4.00%, 6/27/08	900	900,283
Rome School District GO Series 2007B BAN (State Aid Withholding Insurance),
4.00%, 7/25/08	800	800,374
Rome School District GO Series 2007 RAN (State Aid Withholding Insurance),
4.00%, 6/20/08	1,800	1,800,472
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (KeyBank N.A. LOC), (VMIG-1)
2.45%, 5/07/08(a)	2,295	2,295,000
Schenectady School District GO Series 2007 RAN (State Aid Withholding Insurance),
4.00%, 7/31/08	1,300	1,300,653
Shenendehowa Cetnral School District GO Series 2007 BAN (State Aid Withholding Insurance),
3.85%, 6/27/08	2,300	2,300,079
Southampton Union Free School District GO Series 2007 BAN (State Aid Withholding Insurance),
3.90%, 9/17/08	500	500,494
Southampton Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
3.90%, 6/27/08	1,500	1,500,614
Suffolk County GO Series 2008 TAN, (SP-1+, MIG-1)
3.50%, 8/14/08	7,000	7,013,847
Syracuse Industrial Development Agency RB (Syracuse University Project) Series 2008A-2 DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1)
2.45%, 5/01/08(a)	2,200	2,200,000

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

New York Money Fund

	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
Tarrytown Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
3.90%, 6/13/08	$900	$900,278
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (DEPFA Bank Plc Liquidity Facility), (A-1+)
2.47%, 5/07/08(a)(b)(c)	17,495	17,495,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbanken AB Liquidity Facility), (A-1)
2.47%, 5/07/08(a)(b)(c)	7,495	7,495,000
Tobacco Settlement Financing Corp. RB Series 2003B-1 MB, (AA-, A1)
5.00%, 6/01/08	400	400,398
Triborough Bridge & Tunnel Authority RB Series 2002F DN (ABN-AMRO Bank N.V. SBPA), (A-1+, VMIG-1)
2.60%, 5/07/08(a)	6,000	6,000,000
Triborough Bridge & Tunnel Authority RB Series 2005A DN (Dexia SBPA), (A-1+, VMIG-1)
2.40%, 5/07/08(a)	8,500	8,500,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 DN (Bank of America N.A. SBPA), (A-1+, VIMG-1)
2.20%, 5/07/08(a)	3,755	3,755,000
Triborough Bridge & Tunnel Authority RB Series 2006B-4 DN (Landesbank Baden-Wurttemberg Girozentrale SBPA), (A-1+, VMIG1)
2.40%, 5/07/08(a)	8,055	8,055,000
Troy IDA Civic Facility RB (Rensselaer Polytechnic Institute Project) Series 2008 DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
2.20%, 5/07/08(a)	8,000	8,000,000
Vestal GO Series 2007 BAN,
4.00%, 5/23/08	700	700,154
Wantagh Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance),
4.00%, 6/27/08	200	200,109
Wappinger GO Series 2008 BAN,
2.75%, 4/03/09	655	661,000
Watertown Enlarged City School District GO Series 2007 BAN (State Aid Withholding Insurance),
4.00%, 6/26/08	3,000	3,001,146
Watertown GO Series 2008 BAN,
2.00%, 2/25/09	690	694,072
White Plains GO Series 2008 BAN,
3.00%, 1/22/09	500	501,772
Yorktown Central School District GO Series 2007 BAN (State Aid Withholding Insurance),
4.00%, 10/02/08	1,300	1,302,643

		791,995,158
Puerto Rico — 0.2%
Puerto Rico Electric Power Authority RB PUTTERS Series 2000-164 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.43%, 5/07/08(a)(b)	1,235	1,235,000
Total Investments in Securities — 99.7% (Cost $793,230,158*)		793,230,158
Other Assets in Excess of Liabilities — 0.3%		2,485,784

Net Assets — 100.0%		$795,715,942

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Sales Cost	Interest Income
New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Credit Local LOC)	$10,000	$72,899
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (DEPFA Bank Plc Liquidity Facility)	—	252,229
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbank AB Liquidity Facility)	—	104,285

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	61

Statements of Assets and Liabilities

April 30, 2008 (Unaudited)	TempFund	TempCash	FedFund	T-Fund	Federal Trust Fund
Assets
Investments at value - unaffiliated[1]	$67,079,337,115	$13,639,930,105	$5,418,974,003	$—	$628,094,346
Repurchase agreements - affiliated[2]	308,100,000	—	12,200,000	—	—
Repurchase agreements - unaffiliated[3]	1,534,842,000	790,000	4,641,358,000	9,790,707,000	—
Cash	494,855	—	950,971	37,000,382	691
Interest receivable	210,584,113	43,144,795	25,314,996	4,076,630	1,323,837
Interest receivable - affiliated	18,293	—	724	—	—
Prepaid expenses	1,108,915	254,272	175,766	176,763	35,183

Total assets	69,134,485,291	13,684,119,172	10,098,974,460	9,831,960,775	629,454,057

Liabilities
Bank overdraft	—	37,975	—	—	—
Investments purchased payable	—	114,950,000	—	—	—
Income dividends payable	86,113,009	16,769,266	6,506,331	9,082,046	1,047,008
Management fees payable	18,713,557	4,174,057	3,261,092	3,149,274	188,031
Service and distribution fees payable	3,685,257	236,558	702,722	384,968	25,704
Transfer agent fees payable	388,761	104,460	21,062	45,072	5,211
Custodian fees payable	321,516	111,237	70,307	78,437	5,622
Officer and Trustees fees payable	112,491	16,291	5,468	12,106	598
Other accrued expenses	428,316	178,409	73,034	69,473	22,538

Total liabilities	109,762,907	136,578,253	10,640,016	12,821,376	1,294,712

Net Assets
Net Assets	$69,024,722,384	$13,547,540,919	$10,088,334,444	$9,819,139,399	$628,159,345

Net Assets Consist of
Paid-in capital	$69,021,270,067	$13,546,536,422	$10,088,346,498	$9,819,236,667	$628,023,219
Undistributed net investment income	—	—	—	—	294
Accumulated net realized gain (loss)	3,452,317	1,004,497	(12,054)	(97,268)	135,832

Net Assets	$69,024,722,384	$13,547,540,919	$10,088,334,444	$9,819,139,399	$628,159,345

[1] Investments at cost - unaffiliated	$67,079,337,115	$13,639,930,105	$5,418,974,003	$—	$628,094,346
[2] Repurchase agreements at cost - affiliated	308,100,000	—	12,200,000	—	—
[3] Repurchase agreements at cost - unaffiliated	1,534,842,000	790,000	4,641,358,000	9,790,707,000	—

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	APRIL 30, 2008

Statements of Assets and Liabilities (continued)

April 30, 2008 (Unaudited)	TempFund	TempCash	FedFund	T-Fund	Federal Trust Fund
Institutional
Net Assets	$55,905,726,963	$12,352,948,319	$7,906,941,973	$8,379,045,866	$479,425,537
Shares outstanding, unlimited number of shares authorized	55,903,012,494	12,352,019,650	7,906,950,609	8,379,127,545	479,322,715
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00
Dollar
Net Assets	$7,046,313,766	$1,116,838,187	$833,986,007	$646,485,841	$114,884,865
Shares outstanding, unlimited number of shares authorized	7,046,113,277	1,116,762,870	833,971,196	646,499,699	114,861,612
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00
Cash Management
Net Assets	$932,750,481	$112,419	$—	$553,098,548	$—
Shares outstanding, unlimited number of shares authorized	932,672,315	112,370	—	553,100,913	—
Net Asset Value	$1.00	$1.00	$—	$1.00	$—
Cash Reserve
Net Assets	$8,861,013	$—	$1,545,524	$—	$—
Shares outstanding, unlimited number of shares authorized	8,857,573	—	1,545,721	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—
Administration
Net Assets	$2,115,663,337	$77,641,994	$101,305,204	$82,966,019	$33,848,943
Shares outstanding, unlimited number of shares authorized	2,115,581,083	77,641,532	101,306,280	82,965,682	33,839,514
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00
Select
Net Assets	$971,100,778	$—	$134,727,935	$49,174,128	$—
Shares outstanding, unlimited number of shares authorized	970,989,703	—	134,729,622	49,174,093	—
Net Asset Value	$1.00	$—	$1.00	$1.00	$—
Premier Choice
Net Assets	$2,010	$—	$2,273	$509	$—
Shares outstanding, unlimited number of shares authorized	2,010	—	2,281	509	—
Net Asset Value	$1.00	$—	$1.00	$1.00	$—
Private Client
Net Assets	$1,502,493,816	$—	$969,801,966	$4,336,809	$—
Shares outstanding, unlimited number of shares authorized	1,502,314,570	—	969,815,471	4,336,702	—
Net Asset Value	$1.00	$—	$1.00	$1.00	$—
Premier
Net Assets	$541,810,220	$—	$140,023,562	$104,031,679	$—
Shares outstanding, unlimited number of shares authorized	541,727,042	—	140,025,317	104,031,524	—
Net Asset Value	$1.00	$—	$1.00	$1.00	$—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	63

Statements of Assets and Liabilities (continued)

April 30, 2008 (Unaudited)	Treasury Trust Fund	MuniFund	MuniCash	California Money Fund	New York Money Fund
Assets
Investments at value - unaffiliated[1]	$5,726,805,428	$4,643,321,933	$719,737,946	$1,096,286,071	$762,950,158
Investments at value - affiliated[2]	—	5,975,000	—	15,545,000	30,280,000
Cash	—	44,746	23,438	69,586	22,621
Interest receivable	2,980,351	26,811,844	3,789,489	6,248,354	3,955,451
Interest receivable - affiliated	—	43,063	—	165,720	310,549
Investments sold receivable	—	68,221,772	—	—	—
Prepaid expenses	70,802	122,893	55,522	34,819	22,337

Total Assets	5,729,856,581	4,744,541,251	723,606,395	1,118,349,550	797,541,116

Liabilities
Bank overdraft	1,699,698	—	—	—	—
Investments purchased payable	483,775,292	75,696,410	—	—	661,000
Income dividends payable	3,471,914	4,235,254	862,890	1,079,470	777,026
Management fees payable	1,703,531	1,325,959	107,628	371,883	252,006
Service and distribution fees payable	166,182	354,092	19,924	141,331	101,025
Transfer agent fees payable	22,047	43,091	29,301	28,581	14,275
Custodian fees payable	35,754	12,674	—	—	—
Officer and Trustees fees payable	2,595	4,424	2,810	2,015	1,026
Other accrued expenses	36,349	49,640	26,539	8,141	18,816

Total Liabilities	490,913,362	81,721,544	1,049,092	1,631,421	1,825,174

Net Assets
Net Assets	$5,238,943,219	$4,662,819,707	$722,557,303	$1,116,718,129	$795,715,942

Net Assets Consist of
Paid-in capital	$5,238,291,826	$4,662,324,629	$722,503,487	$1,116,524,837	$795,691,837
Undistributed net investment income	—	2,304	10,030	—	6
Accumulated net realized gain	651,393	492,774	43,786	193,292	24,099

Net Assets	$5,238,943,219	$4,662,819,707	$722,557,303	$1,116,718,129	$795,715,942

[1] Investments at cost - unaffiliated	$5,726,805,428	$4,643,321,933	$719,737,946	$1,096,286,071	$762,950,158
[2] Investments at cost - affiliated	—	5,975,000	—	15,545,000	30,280,000

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	APRIL 30, 2008

Statements of Assets and Liabilities (concluded)

April 30, 2008 (Unaudited)	Treasury Trust Fund	MuniFund	MuniCash	California Money Fund	New York Money Fund
Institutional
Net Assets	$4,538,439,526	$3,322,627,788	$635,531,536	$802,402,301	$558,028,063
Shares outstanding, unlimited number of shares authorized	4,537,854,540	3,322,247,189	635,511,697	802,233,256	557,647,679
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00
Dollar
Net Assets	$488,227,429	$239,525,112	$87,025,767	$13,437,900	$6,306,547
Shares outstanding, unlimited number of shares authorized	488,211,432	239,504,390	86,995,251	13,425,005	6,299,885
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00
Cash Management
Net Assets	$77,310,333	$97,141,868	$—	$9,354,933	$22,929,210
Shares outstanding, unlimited number of shares authorized	77,293,217	97,129,271	—	9,351,268	22,924,546
Net Asset Value	$1.00	$1.00	$—	$1.00	$1.00
Administration
Net Assets	$134,965,931	$455,824,458	$—	$4,749,322	$11,662,004
Shares outstanding, unlimited number of shares authorized	134,932,637	455,707,519	—	4,747,430	11,647,254
Net Asset Value	$1.00	$1.00	$—	$1.00	$1.00
Select
Net Assets	$—	$31,589,432	$—	$30,410,490	$8,974,779
Shares outstanding, unlimited number of shares authorized	—	31,583,435	—	30,394,994	8,970,707
Net Asset Value	$—	$1.00	$—	$1.00	$1.00
Premier Choice
Net Assets	$—	$2,289	$—	$2,237	$2,237
Shares outstanding, unlimited number of shares authorized	—	2,297	—	2,237	2,237
Net Asset Value	$—	$1.00	$—	$1.00	$1.00
Private Client
Net Assets	$—	$317,851,747	$—	$237,884,790	$185,322,212
Shares outstanding, unlimited number of shares authorized	—	317,784,127	—	237,798,649	185,206,149
Net Asset Value	$—	$1.00	$—	$1.00	$1.00
Premier
Net Assets	$—	$198,257,013	$—	$18,476,156	$2,490,890
Shares outstanding, unlimited number of shares authorized	—	198,196,067	—	18,465,214	2,484,309
Net Asset Value	$—	$1.00	$—	$1.00	$1.00

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	65

Statements of Operations

Six Months Ended April 30, 2008 (Unaudited)	TempFund	TempCash	FedFund
Investment Income
Interest	$1,346,527,440	$308,535,707	$159,933,468
Interest from affiliates	2,076,732	—	423,332

Total investment income	1,348,604,172	308,535,707	160,356,800

Expenses
Management	55,985,343	14,962,854	8,915,203
Service - class specific	19,780,477	1,319,853	4,097,103
Distribution - class specific	4,929,032	—	2,014,009
Transfer agent	1,259,210	279,481	174,829
Custodian	1,172,011	196,593	157,018
Registration	34,441	19,052	40,003
Professional	346,648	88,782	57,197
Officer and Trustees	244,267	53,616	34,675
Printing	65,820	15,680	9,257
Miscellaneous	380,975	90,631	55,387

Total expenses	84,198,224	17,026,542	15,554,681
Less management fees waived	(2,723,015)	(2,774,988)	(881,485)
Less distribution fees waived - class specific	(3,190,943)	—	(1,766,286)
Less service fees waived - class specific	(148,979)	—	(147,539)
Less fees paid indirectly	(94,721)	(2,576)	(91,630)

Total expenses after waivers	78,040,566	14,248,978	12,667,741

Net investment income	1,270,563,606	294,286,729	147,689,059

Realized Gain (Loss)
Net realized gain from:
Investments	6,893,150	3,157,547	—
Investments - affiliated	—	—	—

	6,893,150	3,157,547	—

Net Increase in Net Assets Resulting from Operations	$1,277,456,756	$297,444,276	$147,689,059

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	APRIL 30, 2008

Statements of Operations (concluded)

T-Fund	Federal Trust Fund	Treasury Trust Fund	MuniFund	MuniCash	California Money Fund	New York Money Fund
$140,175,074	$10,390,979	$49,981,523	$59,896,691	$13,727,716	$15,986,830	$9,499,296
110,021	—	—	307,392	53,514	408,780	429,413

140,285,095	10,390,979	49,981,523	60,204,083	13,781,230	16,395,610	9,928,709

9,619,626	748,919	4,355,317	5,506,265	1,551,934	2,232,783	1,369,800
3,150,725	125,996	638,524	2,211,107	102,978	908,045	593,892
104,101	—	—	780,622	—	521,885	356,066
175,312	14,476	95,651	112,144	47,399	63,914	31,424
129,243	9,570	49,077	62,736	30,520	26,630	17,284
28,857	13,964	15,490	33,664	22,393	10,231	6,523
66,407	17,806	33,618	37,071	21,098	23,604	21,252
42,399	11,921	21,710	21,026	11,578	13,314	12,188
11,239	1,281	3,941	4,716	1,426	2,079	1,155
65,592	10,115	31,563	34,322	9,713	9,416	6,695

13,393,501	954,048	5,244,891	8,803,673	1,799,039	3,811,901	2,416,279
(884,531)	(263,450)	(796,308)	(1,820,048)	(1,049,696)	(1,186,445)	(735,409)
(86,650)	—	—	(720,725)	—	(446,403)	(341,727)
(15,155)	—	—	(69,043)	—	(38,647)	(22,380)
(32,175)	(289)	(6,218)	(60,135)	(31,303)	(41,513)	(14,752)

12,374,990	690,309	4,442,365	6,133,722	718,040	2,098,893	1,302,011

127,910,105	9,700,670	45,539,158	54,070,361	13,063,190	14,296,717	8,626,698

9,771	99,105	446,795	482,525	308,193	135,709	15,177
—	—	—	—	—	41,850	—

9,771	99,105	446,795	482,525	308,193	177,559	15,177

$127,919,876	$9,799,775	$45,985,953	$54,552,886	$13,371,383	$14,474,276	$8,641,875

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	67

Statements of Changes in Net Assets

	TempFund		TempCash
Increase in Net Assets:	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Operations
Net investment income	$1,270,563,606	$1,975,697,015	$294,286,729	$509,202,644
Net realized gain	6,893,150	69,686	3,157,547	68,723

Net increase in net assets resulting from operations	1,277,456,756	1,975,766,701	297,444,276	509,271,367

Dividends to Shareholders from
Net investment income:
Institutional	(1,025,834,382)	(1,448,652,272)	(274,064,701)	(462,360,840)
Dollar	(131,481,877)	(268,354,099)	(20,165,846)	(46,432,912)
Cash Management	(15,235,340)	(24,975,107)	(3,090)	(5,298)
Cash Reserve	(203,675)	(791,748)	—	—
Administration	(41,040,145)	(95,779,809)	(53,056)	(403,630)
Select	(16,229,071)	(37,405,578)	—	—
Premier Choice	(10)	(652,749)	—	—
Private Client	(30,047,830)	(77,288,590)	—	—
Premier	(10,491,276)	(21,797,063)	—	—

Decrease in net assets resulting from dividends to shareholders	(1,270,563,606)	(1,975,697,015)	(294,286,693)	(509,202,680)

Capital Share Transactions
Net increase in net assets resulting from capital share transactions	6,442,735,409	26,979,181,649	1,119,246,101	1,804,075,035

Net Assets
Total increase in net assets	6,449,628,559	26,979,251,335	1,122,403,684	1,804,143,722
Beginning of period	62,575,093,825	35,595,842,490	12,425,137,235	10,620,993,513

End of period	$69,024,722,384	$62,575,093,825	$13,547,540,919	$12,425,137,235

End of period undistributed (distributions in excess of) net investment income	—	—	—	$(36)

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	APRIL 30, 2008

Statements of Changes in Net Assets (continued)

FedFund		T-Fund		Federal Trust Fund
Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
$147,689,059	$174,364,560	$127,910,105	$247,839,893	$9,700,670	$14,967,070
—	—	9,771	(81)	99,105	36,727

147,689,059	174,364,560	127,919,876	247,839,812	9,799,775	15,003,797

(114,526,132)	(125,002,205)	(104,046,419)	(187,611,225)	(7,631,236)	(11,831,501)
(12,343,035)	(22,516,414)	(14,274,958)	(31,724,030)	(1,337,387)	(2,633,395)
—	—	(7,098,250)	(25,833,998)	—	—
(36,277)	(144,588)	—	—	—	—
(1,190,838)	(2,544,467)	(1,166,695)	(2,670,631)	(732,047)	(502,174)
(1,979,400)	(2,415,677)	(52,159)	—	—	—
(39)	(106)	(7)	(3)	—	—
(15,175,978)	(18,860,453)	(243,333)	(3)	—	—
(2,437,215)	(2,880,795)	(1,028,284)	(3)	—	—

(147,688,914)	(174,364,705)	(127,910,105)	(247,839,893)	(9,700,670)	(14,967,070)

3,817,022,701	2,958,400,893	2,126,961,807	3,713,966,890	219,457,498	265,699,434

3,817,022,846	2,958,400,748	2,126,971,578	3,713,966,809	219,556,603	265,736,161
6,271,311,598	3,312,910,850	7,692,167,821	3,978,201,012	408,602,742	142,866,581

$10,088,334,444	$6,271,311,598	$9,819,139,399	$7,692,167,821	$628,159,345	$408,602,742

—	$(145)	—	—	$294	$294

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	69

Statements of Changes in Net Assets (continued)

	Treasury Trust Fund		MuniFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Operations
Net investment income	$45,539,158	$70,979,039	$54,070,361	$96,288,897
Net realized gain	446,795	524,325	482,525	19,489

Net increase in net assets resulting from operations	45,985,953	71,503,364	54,552,886	96,308,386

Dividends to Shareholders from
Net investment income:
Institutional	(40,032,522)	(56,201,711)	(37,630,029)	(60,529,909)
Dollar	(2,973,353)	(7,888,982)	(2,133,383)	(3,150,414)
Cash Management	(767,341)	(2,031,945)	(782,154)	(1,688,895)
Cash Reserve	—	—	—	—
Administration	(1,765,942)	(4,856,401)	(6,106,565)	(14,267,987)
Select	—	—	(342,665)	(697,696)
Premier Choice	—	—	(29)	(73)
Private Client	—	—	(3,886,084)	(9,127,900)
Premier	—	—	(3,189,452)	(6,826,023)

Decrease in net assets resulting from dividends to shareholders	(45,539,158)	(70,979,039)	(54,070,361)	(96,288,897)

Capital Share Transactions
Net increase (decrease) in net assets resulting from capital share transactions	2,543,547,570	1,442,633,346	1,172,074,469	1,116,054,836

Net Assets
Total increase (decrease) in net assets	2,543,994,365	1,443,157,671	1,172,556,994	1,116,074,325
Beginning of period	2,694,948,854	1,251,791,183	3,490,262,713	2,374,188,388

End of period	$5,238,943,219	$2,694,948,854	$4,662,819,707	$3,490,262,713

End of period undistributed net investment income	—	—	$2,304	$2,304

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	APRIL 30, 2008

Statements of Changes in Net Assets (concluded)

MuniCash		California Money Fund		New York Money Fund
Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
$13,063,190	$48,823,502	$14,296,717	$39,642,572	$8,626,698	$19,509,134
308,193	227,059	177,559	67,898	15,177	51,875

13,371,383	49,050,561	14,474,276	39,710,470	8,641,875	19,561,009

(11,973,110)	(45,724,041)	(10,321,642)	(28,478,818)	(6,005,620)	(12,465,216)
(1,088,053)	(3,084,371)	(517,982)	(1,921,183)	(76,801)	(235,929)
—	—	(202,091)	(483,627)	(203,973)	(400,826)
(55)	(679)	—	—	—	—
(1,972)	(14,411)	(80,924)	(202,460)	(171,632)	(480,638)
—	—	(364,536)	(1,094,130)	(69,753)	(144,854)
—	—	(25)	(69)	(1,831)	(8,065)
—	—	(2,465,302)	(6,736,251)	(1,979,216)	(5,348,142)
—	—	(344,215)	(726,034)	(117,872)	(425,464)

(13,063,190)	(48,823,502)	(14,296,717)	(39,642,572)	(8,626,698)	(19,509,134)

(283,525,074)	(318,827,058)	(15,065,356)	(36,406,671)	206,600,899	93,730,018

(283,216,881)	(318,599,999)	(14,887,797)	(36,338,773)	206,616,076	93,781,893
1,005,774,184	1,324,374,183	1,131,605,926	1,167,944,699	589,099,866	495,317,973

$722,557,303	$1,005,774,184	$1,116,718,129	$1,131,605,926	$795,715,942	$589,099,866

$10,030	$10,030	—	—	$6	$6

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	71

Financial Highlights	TempFund

	Institutional
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0206	0.0521	0.0470	0.0276	0.0109	0.0113
Dividends from net investment income	(0.0206)	(0.0521)	(0.0470)	(0.0276)	(0.0109)	(0.0113)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	2.07%[2]	5.33%	4.81%	2.80%	1.09%	1.14%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.18%[3]	0.18%	0.18%	0.18%	0.18%	0.18%

Total expenses, net of waivers	0.18%[3]	0.18%	0.18%	0.18%	0.18%	0.18%

Total expenses	0.19%[3]	0.20%	0.20%	0.21%	0.21%	0.20%

Net investment income	4.07%[3]	5.22%	4.78%	2.78%	1.09%	1.15%

Supplemental Data
Net assets, end of period (000)	$55,905,727	$50,720,755	$25,788,255	$20,229,031	$17,452,337	$20,081,053

	Dollar
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0193	0.0496	0.0445	0.0252	0.0084	0.0088
Dividends from net investment income	(0.0193)	(0.0496)	(0.0445)	(0.0252)	(0.0084)	(0.0088)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.95%[2]	5.07%	4.55%	2.54%	0.84%	0.89%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.43%[3]	0.43%	0.43%	0.43%	0.43%	0.43%

Total expenses, net of waivers	0.43%[3]	0.43%	0.43%	0.43%	0.43%	0.43%

Total expenses	0.44%[3]	0.45%	0.45%	0.46%	0.46%	0.45%

Net investment income	3.96%[3]	4.95%	4.44%	2.57%	0.83%	0.90%

Supplemental Data
Net assets, end of period (000)	$7,046,314	$6,310,899	$4,971,729	$4,212,168	$3,665,117	$3,818,036

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	TempFund

	Cash Management
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0181	0.0471	0.0420	0.0227	0.0059	0.0063
Dividends from net investment income	(0.0181)	(0.0471)	(0.0420)	(0.0227)	(0.0059)	(0.0063)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.82%[2]	4.81%	4.28%	2.29%	0.59%	0.63%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.68%[3]	0.68%	0.68%	0.68%	0.68%	0.68%

Total expenses, net of waivers	0.68%[3]	0.68%	0.68%	0.68%	0.68%	0.68%

Total expenses	0.69%[3]	0.70%	0.70%	0.71%	0.71%	0.70%

Net investment income	3.60%[3]	4.71%	4.24%	2.38%	0.58%	0.57%

Supplemental Data
Net assets, end of period (000)	$932,750	$724,122	$358,944	$282,475	$192,325	$147,693

	Cash Reserve[4]
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,		10/04/05 - 10/31/05	11/01/03 - 12/15/03	Year Ended October 31,
		2007	2006			2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0186	0.0481	0.0430	0.0025	0.0007	0.0067
Dividends from net investment income	(0.0186)	(0.0481)	(0.0430)	(0.0025)	(0.0007)	(0.0067)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.87%[2]	4.92%	4.39%	0.24%[2]	0.07%[2]	0.76%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.58%[3]	0.58%	0.58%	0.58%[3]	0.58%[3]	0.58%

Total expenses, net of waivers	0.58%[3]	0.58%	0.58%	0.58%[3]	0.58%[3]	0.58%

Total expenses	0.59%[3]	0.60%	0.61%	0.62%[3]	0.60%[3]	0.60%

Net investment income	4.48%[3]	4.80%	4.38%	3.34%[3]	0.54%[3]	0.94%

Supplemental Data
Net assets, end of period (000)	$8,861	$12,090	$17,173	$3,723	—	$6,622

1	Audited by other auditors.

2	Aggregate total investment return.

3	Annualized.

4	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003 and December 16, 2003 to October 3, 2005.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	73

Financial Highlights (continued)	TempFund

	Administration
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0201	0.0511	0.0460	0.0267	0.0099	0.0103
Dividends from net investment income	(0.0201)	(0.0511)	(0.0460)	(0.0267)	(0.0099)	(0.0103)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	2.02%[2]	5.23%	4.70%	2.70%	0.99%	1.04%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.28%

Total expenses, net of waivers	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.28%

Total expenses	0.29%[3]	0.30%	0.30%	0.31%	0.31%	0.30%

Net investment income	4.08%[3]	5.11%	4.65%	2.71%	1.25%	1.00%

Supplemental Data
Net assets, end of period (000)	$2,115,663	$1,842,566	$1,763,132	$1,261,354	$1,200,346	$330

	Select
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0165	0.0439	0.0388	0.0195	0.0032	0.0034
Dividends from net investment income	(0.0165)	(0.0439)	(0.0388)	(0.0195)	(0.0032)	(0.0034)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.66%[2]	4.48%	3.95%	1.96%	0.32%	0.34%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	1.00%[3]	1.00%	1.00%	1.00%	0.95%	0.96%

Total expenses, net of waivers	1.00%[3]	1.00%	1.00%	1.00%	0.95%	0.96%

Total expenses	1.04%[3]	1.05%	1.05%	1.03%	1.03%	1.02%

Net investment income	3.38%[3]	4.39%	3.89%	2.25%	0.34%	0.30%

Supplemental Data
Net assets, end of period (000)	$971,101	$888,584	$810,613	$706,592	$189,266	$75,071

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	TempFund

	Premier Choice				Private Client
	Period Ended April 30, 2008[4] (Unaudited)	Period Ended 08/16/07	Year Ended October 31,	Period Ended 10/31/05[5]	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[6]
			2006			2007	2006	2005
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0050	0.0390	0.0443	0.0154	0.0181	0.0473	0.0428	0.0235	0.0048
Dividends from net investment income	(0.0050)	(0.0390)	(0.0443)	(0.0154)	(0.0181)	(0.0473)	(0.0428)	(0.0235)	(0.0048)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.50%[2]	3.98%[2]	4.52%	1.55%[2]	1.82%[2]	4.84%	4.37%	2.37%	0.48%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.45%[3]	0.45%[3]	0.45%	0.45%[3]	0.68%[3]	0.65%	0.60%	0.60%	0.58%[3]

Total expenses, net of waivers	0.45%[3]	0.45%[3]	0.45%	0.45%[3]	0.68%[3]	0.65%	0.60%	0.60%	0.58%[3]

Total expenses	0.73%[3]	0.70%[3]	0.71%	0.72%[3]	1.04%[3]	1.05%	1.05%	1.06%	1.05%[3]

Net investment income	2.83%[3]	4.92%[3]	4.78%	3.09%[3]	3.72%[3]	4.73%	4.32%	2.57%	0.96%[3]

Supplemental Data
Net assets, end of period (000)	$2	—	$10,347	$3,619	$1,502,494	$1,566,346	$1,479,708	$1,018,935	$280,458

	Premier
	Six Months Ended April 30, 2008 (Unaudited)			Period Ended 10/31/05[7]

		Year Ended October 31,
		2007	2006
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0181	0.0473	0.0428	0.0179
Dividends from net investment income	(0.0181)	(0.0473)	(0.0428)	(0.0179)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.82%[2]	4.84%	4.37%	1.80%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.68%[3]	0.66%	0.60%	0.60%[3]

Total expenses, net of waivers	0.68%[3]	0.66%	0.60%	0.60%[3]

Total expenses	0.79%[3]	0.80%	0.80%	0.81%[3]

Net investment income	3.68%[3]	4.73%	4.29%	2.93%[3]

Supplemental Data
Net assets, end of period (000)	$541,810	$509,731	$395,943	$321,636

1	Audited by other auditors.

2	Aggregate total investment return.

3	Annualized.

4	There were no Premier Choice Shares outstanding during the period August 17, 2007 to February 28, 2008.

5	Commenced operations on April 25, 2005.

6	Commenced operations on March 26, 2004.

7	Commenced operations on March 2, 2005.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	75

Financial Highlights (continued)	TempCash

	Institutional
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[1]
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0205	0.0521	0.0471	0.0278	0.0112	0.0118
Dividends from net investment income	(0.0205)	(0.0521)	(0.0471)	(0.0278)	(0.0112)	(0.0118)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	2.07%[2]	5.34%	4.82%	2.82%	1.13%	1.18%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.18%[3]	0.18%	0.18%	0.18%	0.18%	0.18%

Total expenses, net of waivers	0.18%[3]	0.18%	0.18%	0.18%	0.18%	0.18%

Total expenses	0.22%[3]	0.24%	0.23%	0.24%	0.23%	0.23%

Net investment income	4.11%[3]	5.22%	4.79%	2.88%	1.11%	1.18%

Supplemental Data
Net assets, end of period (000)	$12,352,948	$11,420,516	$9,769,075	$11,576,987	$7,850,023	$11,193,249

	Dollar
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[1]
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0193	0.0496	0.0446	0.0253	0.0087	0.0093
Dividends from net investment income	(0.0193)	(0.0496)	(0.0446)	(0.0253)	(0.0087)	(0.0093)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.95%[2]	5.08%	4.56%	2.56%	0.88%	0.93%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.43%[3]	0.43%	0.43%	0.43%	0.43%	0.43%

Total expenses, net of waivers	0.43%[3]	0.43%	0.43%	0.43%	0.43%	0.43%

Total expenses	0.47%[3]	0.49%	0.48%	0.49%	0.49%	0.48%

Net investment income	3.92%[3]	4.96%	4.50%	2.63%	0.87%	0.94%

Supplemental Data
Net assets, end of period (000)	$1,116,838	$1,004,425	$826,331	$595,873	$531,509	$433,227

See Notes to Financial Statements.

76	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	TempCash

	Cash Management			Administration
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,	Period Ended 10/31/06[4]	Period Ended 4/30/08[5] (Unaudited)	Period Ended 09/24/07[6]	Period Ended 10/31/06[7,8]
		2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0181	0.0471	0.0179	0.0043	0.0386	0.0301
Dividends from net investment income	(0.0181)	(0.0471)	(0.0179)	(0.0043)	(0.0386)	(0.0301)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.82%[2]	4.82%	1.80%[2]	0.43%[2]	3.92%[2]	3.04%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.68%[3]	0.68%	0.68%[3]	0.28%[3]	0.28%[3]	0.28%[3]

Total expenses, net of waivers	0.68%[3]	0.68%	0.68%[3]	0.28%[3]	0.28%[3]	0.28%[3]

Total expenses	0.72%[3]	0.74%	0.73%[3]	0.32%[3]	0.34%[3]	0.34%[3]

Net investment income	3.79%[3]	4.72%	4.29%[3]	3.06%[3]	5.12%[3]	5.01%[3]

Supplemental Data
Net assets, end of period (000)	$112	$196	$126	$77,642	—	$25,461

1	Audited by other auditors.

2	Aggregate total investment return.

3	Annualized.

4	Commenced operations on June 14, 2006.

5	There were no Administration Shares outstanding during the period September 25, 2007 to November 29, 2007 or the period December 24, 2007 to April 15, 2008.

6	There were no Administration Shares outstanding during the period June 28, 2007 to August 20, 2007.

7	Commenced operations on November 15, 2005.

8	There were no Administration Shares outstanding during the period November 25, 2005 to March 30, 2006.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	77

Financial Highlights (continued)	FedFund

	Institutional
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0184	0.0507	0.0463	0.0269	0.0105	0.0110
Dividends from net investment income	(0.0184)	(0.0507)	(0.0463)	(0.0269)	(0.0105)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.85%[2]	5.19%	4.73%	2.73%	1.05%	1.10%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses, net of waivers	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.22%[3]	0.27%	0.28%	0.29%	0.29%	0.28%

Net investment income	3.53%[3]	5.04%	4.64%	2.73%	1.04%	1.10%

Supplemental Data
Net assets, end of period (000)	$7,906,942	$4,583,892	$2,417,594	$2,320,001	$1,883,220	$2,163,336

	Dollar
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0171	0.0482	0.0438	0.0244	0.0080	0.0085
Dividends from net investment income	(0.0171)	(0.0482)	(0.0438)	(0.0244)	(0.0080)	(0.0085)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.72%[2]	4.93%	4.47%	2.47%	0.80%	0.85%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses, net of waivers	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.47%[3]	0.52%	0.53%	0.54%	0.54%	0.53%

Net investment income	3.38%[3]	4.83%	4.46%	2.49%	0.79%	0.87%

Supplemental Data
Net assets, end of period (000)	$833,986	$683,594	$415,040	$372,460	$345,479	$397,344

See Notes to Financial Statements.

78	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	FedFund

	Cash Reserve
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,				Period Ended 10/31/03[1,4]

		2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0164	0.0467	0.0423	0.0229	0.0065	0.0034
Dividends from net investment income	(0.0164)	(0.0467)	(0.0423)	(0.0229)	(0.0065)	(0.0034)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.65%[2]	4.78%	4.31%	2.32%	0.65%	0.59%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.60%[3]	0.60%	0.60%	0.60%	0.60%	0.60%[3]

Total expenses, net of waivers	0.60%[3]	0.60%	0.60%	0.60%	0.60%	0.60%[3]

Total expenses	0.62%[3]	0.66%	0.68%	0.70%	0.69%	0.69%[3]

Net investment income	3.53%[3]	4.61%	4.26%	1.94%	0.62%	0.58%[3]

Supplemental Data
Net assets, end of period (000)	$1,546	$1,183	$1,082	$1,547	$9,276	$13,492

	Administration
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,		Period Ended 10/31/05[5,6]

		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0179	0.0497	0.0453	0.0110
Dividends from net investment income	(0.0179)	(0.0497)	(0.0453)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.80%[2]	5.09%	4.63%	1.10%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.30%[3]	0.30%	0.30%	0.30%[3]

Total expenses, net of waivers	0.30%[3]	0.30%	0.30%	0.30%[3]

Total expenses	0.32%[3]	0.38%	0.38%	0.39%[3]

Net investment income	3.33%[3]	4.97%	4.67%	2.63%[3]

Supplemental Data
Net assets, end of period (000)	$101,305	$41,411	$83,069	$43,480

1	Audited by other auditors.

2	Aggregate total investment return.

3	Annualized.

4	Commenced operations on April 1, 2003.

5	Commenced operations on November 10, 2004.

6	There were no Administration Shares outstanding during the period November 19, 2004 to July 5, 2005.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	79

Financial Highlights (continued)	FedFund

	Select
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0144	0.0427	0.0383	0.0189	0.0031	0.0033
Dividends from net investment income	(0.0144)	(0.0427)	(0.0383)	(0.0189)	(0.0031)	(0.0033)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.45%[2]	4.36%	3.90%	1.91%	0.31%	0.33%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	1.00%[3]	1.00%	1.00%	1.00%	0.95%	0.95%

Total expenses, net of waivers	1.00%[3]	1.00%	1.00%	1.00%	0.95%	0.95%

Total expenses	1.07%[3]	1.12%	1.13%	1.09%	1.09%	1.08%

Net investment income	2.81%[3]	4.24%	3.86%	2.14%	0.36%	0.30%

Supplemental Data
Net assets, end of period (000)	$134,728	$98,752	$52,420	$47,205	$18,837	$7,889

	Premier Choice
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[4]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0171	0.0482	0.0438	0.0244	0.0054
Dividends from net investment income	(0.0171)	(0.0482)	(0.0438)	(0.0244)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.72%[2]	4.93%	4.47%	2.47%	0.54%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.45%[3]	0.45%	0.45%	0.45%	0.45%[3]

Total expenses, net of waivers	0.45%[3]	0.45%	0.45%	0.45%	0.45%[3]

Total expenses	0.72%[3]	0.77%	0.53%	0.87%	0.54%[3]

Net investment income	3.28%[3]	4.83%	4.39%	2.48%	0.92%[3]

Supplemental Data
Net assets, end of period (000)	$2	$2	$2	$2	$2

See Notes to Financial Statements.

80	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	FedFund

	Private Client
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[4]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0160	0.0462	0.0423	0.0229	0.0045
Dividends from net investment income	(0.0160)	(0.0462)	(0.0423)	(0.0229)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.61%[2]	4.72%	4.31%	2.32%	0.45%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.68%[3]	0.66%	0.60%	0.60%	0.58%[3]

Total expenses, net of waivers	0.68%[3]	0.66%	0.60%	0.60%	0.58%[3]

Total expenses	1.07%[3]	1.12%	1.13%	1.14%	0.80%[3]

Net investment income	3.15%[3]	4.58%	4.25%	2.59%	0.92%[3]

Supplemental Data
Net assets, end of period (000)	$969,802	$768,612	$295,307	$241,913	$50,579

	Premier
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[4]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0160	0.0462	0.0423	0.0227	0.0038
Dividends from net investment income	(0.0160)	(0.0462)	(0.0423)	(0.0227)	(0.0038)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.61%[2]	4.72%	4.31%	2.30%	0.38%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.68%[3]	0.66%	0.60%	0.60%	0.70%[3]

Total expenses, net of waivers	0.68%[3]	0.66%	0.60%	0.60%	0.70%[3]

Total expenses	0.82%[3]	0.87%	0.88%	0.89%	0.79%[3]

Net investment income	3.13%[3]	4.60%	4.15%	2.84%	0.60%[3]

Supplemental Data
Net assets, end of period (000)	$140,024	$93,867	$48,396	$86,126	$2

1	Audited by other auditors.

2	Aggregate total investment return.

3	Annualized.

4	Commenced operations on March 26, 2004.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	81

Financial Highlights (continued)	T-Fund

	Institutional
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0143	0.0493	0.0456	0.0260	0.0098	0.0106
Dividends from net investment income	(0.0143)	(0.0493)	(0.0456)	(0.0260)	(0.0098)	(0.0106)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.44%[2]	5.05%	4.65%	2.63%	0.99%	1.06%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses, net of waivers	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.22%[3]	0.25%	0.26%	0.28%	0.28%	0.27%

Net investment income	2.81%[3]	4.88%	4.57%	2.66%	0.98%	1.06%

Supplemental Data
Net assets, end of period (000)	$8,379,046	$6,280,213	$2,906,319	$2,958,524	$2,438,998	$2,601,725

	Dollar
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0131	0.0468	0.0431	0.0235	0.0073	0.0081
Dividends from net investment income	(0.0131)	(0.0468)	(0.0431)	(0.0235)	(0.0073)	(0.0081)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.31%[2]	4.79%	4.39%	2.37%	0.74%	0.81%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses, net of waivers	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.47%[3]	0.51%	0.51%	0.53%	0.53%	0.52%

Net investment income	2.73%[3]	4.69%	4.32%	2.43%	0.73%	0.79%

Supplemental Data
Net assets, end of period (000)	$646,486	$775,904	$691,792	$728,168	$1,481,069	$449,468

See Notes to Financial Statements.

82	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	T-Fund

	Cash Management
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0118	0.0443	0.0406	0.0210	0.0048	0.0056
Dividends from net investment income	(0.0118)	(0.0443)	(0.0406)	(0.0210)	(0.0048)	(0.0056)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.19%[2]	4.53%	4.13%	2.12%	0.48%	0.56%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.70%

Total expenses, net of waivers	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.70%

Total expenses	0.72%[3]	0.75%	0.77%	0.78%	0.78%	0.77%

Net investment income	2.41%[3]	4.42%	4.25%	2.21%	0.49%	0.56%

Supplemental Data
Net assets, end of period (000)	$553,099	$552,059	$364,515	$126,531	$71,616	$73,714

	Administration
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0139	0.0484	0.0446	0.0250	0.0088	0.0096
Dividends from net investment income	(0.0139)	(0.0484)	(0.0446)	(0.0250)	(0.0088)	(0.0096)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.39%[2]	4.94%	4.55%	2.53%	0.89%	0.96%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.30%[3]	0.30%	0.30%	0.30%	0.30%	0.30%

Total expenses, net of waivers	0.30%[3]	0.30%	0.30%	0.30%	0.30%	0.30%

Total expenses	0.32%[3]	0.35%	0.37%	0.37%	0.39%	0.37%

Net investment income	2.79%[3]	4.77%	4.47%	2.98%	0.90%	0.98%

Supplemental Data
Net assets, end of period (000)	$82,966	$83,990	$15,574	$19,832	$201	$142

1	Audited by other auditors.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	83

Financial Highlights (continued)	T-Fund

	Select	Premier Choice
	Period Ended April 30, 2008[1] (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[2]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0019	0.0131	0.0027
Dividends from net investment income	(0.0019)	(0.0131)	(0.0027)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value[3]	0.19%	1.32%	0.26%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly[4]	1.00%	0.45%	0.45%

Total expenses, net of waivers[4]	1.00%	0.45%	0.45%

Total expenses[4]	1.06%	0.45%	0.74%

Net investment income[4]	1.05%	2.60%	4.37%

Supplemental Data
Net assets, end of period (000)	$49,174	$1	$1

	Private Client		Premier
	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[2]	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[2]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0119	0.0025	0.0119	0.0025
Dividends from net investment income	(0.0119)	(0.0025)	(0.0119)	(0.0025)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value[3]	1.20%	0.24%	1.20%	0.24%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly[4]	0.68%	0.68%	0.68%	0.68%

Total expenses, net of waivers[4]	0.68%	0.68%	0.68%	0.68%

Total expenses[4]	1.07%	1.09%	0.82%	0.84%

Net investment income[4]	2.61%	4.14%	1.90%	4.14%

Supplemental Data
Net assets, end of period (000)	$4,337	$1	$104,032	$1

1	Commenced operations on February 28, 2008.

2	Commenced operations on October 9, 2007.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

84	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	Federal Trust

	Institutional
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0179	0.0503	0.0459	0.0263	0.0101	0.0106
Dividends from net investment income	(0.0179)	(0.0503)	(0.0459)	(0.0263)	(0.0101)	(0.0106)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.80%[2]	5.15%	4.68%	2.67%	1.02%	1.07%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses, net of waivers	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.29%[3]	0.32%	0.36%	0.38%	0.35%	0.35%

Net investment income	3.48%[3]	5.02%	4.56%	2.68%	0.97%	1.07%

Supplemental Data
Net assets, end of period (000)	$479,426	$331,909	$105,242	$110,741	$88,886	$193,437

	Dollar						Administration
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31					Six Months Ended April 30, 2008 (Unaudited)	Period Ended 10/31/07[4]
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0167	0.0478	0.0434	0.0238	0.0076	0.0081	0.0174	0.0201
Dividends from net investment income	(0.0167)	(0.0478)	(0.0434)	(0.0238)	(0.0076)	(0.0081)	(0.0174)	(0.0201)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.68%[2]	4.89%	4.42%	2.41%	0.77%	0.81%	1.76%[2]	2.01%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%	0.30%[3]	0.30%[3]

Total expenses, net of waivers	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%	0.30%[3]	0.30%[3]

Total expenses	0.54%[3]	0.57%	0.60%	0.63%	0.60%	0.60%	0.39%[3]	0.40%[3]

Net investment income	3.17%[3]	4.77%	4.34%	2.55%	0.80%	0.80%	3.55%[3]	4.88%[3]

Supplemental Data
Net assets, end of period (000)	$114,885	$43,013	$37,625	$18,857	$7,835	$4,555	$33,849	$33,680

1	Audited by other auditors.

2	Aggregate total investment return.

3	Annualized.

4	Commenced operations on June 1, 2007.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	85

Financial Highlights (continued)	Treasury Trust

	Institutional
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0133	0.0458	0.0431	0.0244	0.0091	0.0098
Dividends from net investment income	(0.0133)	(0.0458)	(0.0431)	(0.0244)	(0.0091)	(0.0098)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.34%[2]	4.68%	4.39%	2.47%	0.92%	0.99%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses, net of waivers	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.24%[3]	0.29%	0.31%	0.31%	0.31%	0.30%

Net investment income	2.43%[3]	4.38%	4.32%	2.43%	0.89%	0.97%

Supplemental Data
Net assets, end of period (000)	$4,538,440	$2,370,308	$882,971	$806,381	$783,247	$1,401,853

	Dollar
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0121	0.0433	0.0406	0.0219	0.0066	0.0073
Dividends from net investment income	(0.0121)	(0.0433)	(0.0406)	(0.0219)	(0.0066)	(0.0073)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.21%[2]	4.42%	4.14%	2.21%	0.67%	0.74%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses, net of waivers	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.49%[3]	0.55%	0.56%	0.56%	0.56%	0.56%

Net investment income	1.96%[3]	4.36%	4.06%	2.09%	0.68%	0.75%

Supplemental Data
Net assets, end of period (000)	$488,227	$173,312	$205,317	$206,999	$343,163	$270,930

See Notes to Financial Statements.

86	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	Treasury Trust

	Cash Management[4]
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
				11/17/04 - 10/31/05	11/01/03 - 06/20/04	12/03/02 - 10/31/03[1]
		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0108	0.0408	0.0381	0.0190	0.0018	0.0021
Dividends from net investment income	(0.0108)	(0.0408)	(0.0381)	(0.0190)	(0.0018)	(0.0021)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.09%[2]	4.16%	3.88%	1.92%[2]	0.18%[2]	0.39%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.70%[3]	0.70%	0.70%	0.70%[3]	0.70%[3]	0.70%[3]

Total expenses, net of waivers	0.70%[3]	0.70%	0.70%	0.70%[3]	0.70%[3]	0.70%[3]

Total expenses	0.74%[3]	0.80%	0.80%	0.81%[3]	0.80%[3]	0.80%[3]

Net investment income	2.02%[3]	4.10%	3.72%	1.58%[3]	0.27%[3]	0.48%[3]

Supplemental Data
Net assets, end of period (000)	$77,310	$54,373	$50,437	$21,929	—	$6,924

	Administration[5]
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
					05/25/04 - 10/31/04	11/01/02 - 10/02/03[1]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0128	0.0448	0.0421	0.0234	0.0043	0.0083
Dividends from net investment income	(0.0128)	(0.0448)	(0.0421)	(0.0234)	(0.0043)	(0.0083)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.29%[2]	4.57%	4.29%	2.37%	0.44%[2]	0.91%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.30%[3]	0.30%	0.30%	0.30%	0.30%[3]	0.30%[3]

Total expenses, net of waivers	0.30%[3]	0.30%	0.30%	0.30%	0.30%[3]	0.30%[3]

Total expenses	0.35%[3]	0.40%	0.41%	0.41%	0.40%[3]	0.42%[3]

Net investment income	2.54%[3]	4.49%	4.16%	2.36%	1.04%[3]	0.91%[3]

Supplemental Data
Net assets, end of period (000)	$134,966	$96,955	$113,067	$154,211	$141,449	—

1	Audited by other auditors.

2	Aggregate total investment return.

3	Annualized.

4	There were no Cash Management Shares outstanding during the periods October 16, 2002 to December 2, 2002, January 17, 2003 to May 29, 2003 and June 21, 2004 to November 16, 2004.

5	There were no Administration Shares outstanding during the period October 3, 2003 to May 24, 2004.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	87

Financial Highlights (continued)	MuniFund

	Institutional
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0140	0.0349	0.0312	0.0199	0.0095	0.0096
Dividends from net investment income	(0.0140)	(0.0349)	(0.0312)	(0.0199)	(0.0095)	(0.0096)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.41%[2]	3.55%	3.17%	2.01%	0.95%	0.96%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.20%[3]	0.20%	0.20%	0.19%	0.19%	0.19%

Total expenses, net of waivers	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.29%[3]	0.33%	0.33%	0.33%	0.34%	0.35%

Net investment income	2.80%[3]	3.49%	3.10%	2.02%	0.95%	0.93%

Supplemental Data
Net assets, end of period (000)	$3,322,628	$2,316,504	$1,420,560	$2,135,257	$1,812,753	$1,549,951

	Dollar
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0128	0.0324	0.0287	0.0174	0.0070	0.0071
Dividends from net investment income	(0.0128)	(0.0324)	(0.0287)	(0.0174)	(0.0070)	(0.0071)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.29%[2]	3.29%	2.91%	1.76%	0.70%	0.71%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.45%[3]	0.45%	0.45%	0.44%	0.45%	0.44%

Total expenses, net of waivers	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.54%[3]	0.58%	0.58%	0.58%	0.59%	0.60%

Net investment income	2.52%[3]	3.23%	2.87%	1.75%	0.73%	0.74%

Supplemental Data
Net assets, end of period (000)	$239,525	$147,606	$96,853	$84,763	$82,323	$37,749

See Notes to Financial Statements.

88	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	MuniFund

	Cash Management[4]
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0115	0.0299	0.0262	0.0149	0.0045	0.0040
Dividends from net investment income	(0.0115)	(0.0299)	(0.0262)	(0.0149)	(0.0045)	(0.0040)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.16%[2]	3.03%	2.65%	1.51%	0.45%	0.45%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.70%[3]	0.70%	0.70%	0.69%	0.69%	0.69%[3]

Total expenses, net of waivers	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.70%[3]

Total expenses	0.79%[3]	0.83%	0.83%	0.83%	0.84%	0.85%[3]

Net investment income	2.22%[3]	2.98%	2.65%	1.58%	0.43%	0.40%

Supplemental Data
Net assets, end of period (000)	$97,142	$40,620	$41,699	$35,774	$20,114	$22,423

1	Audited by other auditors.

2	Aggregate total investment return.

3	Annualized.

4	There were no Cash Management Shares outstanding during the period December 6, 2002 to January 9, 2003.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	89

Financial Highlights (continued)	MuniFund

	Administration[1]
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
					05/17/04 - 10/31/04	11/01/02 - 10/06/03[2]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0135	0.0339	0.0302	0.0189	0.0044	0.0081
Dividends from net investment income	(0.0135)	(0.0339)	(0.0302)	(0.0189)	(0.0044)	(0.0081)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.36%[3]	3.44%	3.07%	1.91%	0.44%[3]	0.87%[3]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.30%[4]	0.30%	0.30%	0.29%	0.30%[4]	0.29%[4]

Total expenses, net of waivers	0.30%[4]	0.30%	0.30%	0.30%	0.30%[4]	0.30%[4]

Total expenses	0.39%[4]	0.43%	0.43%	0.43%	0.43%[4]	0.45%[4]

Net investment income	2.69%[4]	3.39%	3.01%	1.90%	1.01%[4]	0.90%[4]

Supplemental Data
Net assets, end of period (000)	$455,824	$389,468	$371,211	$516,607	$437,590	—

	Select
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003[2]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0100	0.0269	0.0232	0.0119	0.0026	0.0026
Dividends from net investment income	(0.0100)	(0.0269)	(0.0232)	(0.0119)	(0.0026)	(0.0026)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.01%[3]	2.72%	2.35%	1.20%	0.26%	0.26%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	1.00%[4]	1.00%	1.00%	0.99%	0.89%	0.87%

Total expenses, net of waivers	1.00%[4]	1.00%	1.00%	1.00%	0.90%	0.88%

Total expenses	1.14%[4]	1.18%	1.18%	1.13%	1.14%	1.15%

Net investment income	2.00%[4]	2.68%	2.32%	1.15%	0.29%	0.25%

Supplemental Data
Net assets, end of period (000)	$31,589	$38,401	$31,467	$24,225	$28,191	$5,371

See Notes to Financial Statements.

90	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	MuniFund

	Premier Choice				Private Client
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,		Period Ended 10/31/05[5]	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[6]

		2007	2006			2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0128	0.0324	0.0287	0.0108	0.0116	0.0303	0.0272	0.0155	0.0033
Dividends from net investment income	(0.0128)	(0.0324)	(0.0287)	(0.0108)	(0.0116)	(0.0303)	(0.0272)	(0.0155)	(0.0033)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.28%[3]	3.29%	2.91%	1.08%[3]	1.17%[3]	3.08%	2.76%	1.56%	0.33%[3]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.45%[4]	0.45%	0.45%	0.44%[4]	0.68%[4]	0.65%	0.60%	0.62%	0.68%[4]

Total expenses, net of waivers	0.45%[4]	0.45%	0.45%	0.45%[4]	0.68%[4]	0.65%	0.60%	0.63%	0.68%[4]

Total expenses	0.79%[4]	0.84%	0.58%	0.58%[4]	1.14%[4]	1.18%	1.18%	1.18%	0.83%[4]

Net investment income	2.52%[4]	3.23%	2.85%	1.75%[4]	2.32%[4]	3.03%	2.75%	1.64%	0.67%[4]

Supplemental Data
Net assets, end of period (000)	$2	$2	$2	$2	$317,852	$293,358	$252,344	$161,860	$51,799

	Premier
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
				Period Ended 10/31/05[7]
		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0116	0.0300	0.0272	0.0120
Dividends from net investment income	(0.0116)	(0.0300)	(0.0272)	(0.0120)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.17%[3]	3.08%	2.76%	1.21%[3]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.68%[4]	0.66%	0.60%	0.59%[4]

Total expenses, net of waivers	0.68%[4]	0.66%	0.60%	0.60%[4]

Total expenses	0.89%[4]	0.93%	0.93%	0.93%[4]

Net investment income	2.36%[4]	3.03%	2.72%	1.88%[4]

Supplemental Data
Net assets, end of period (000)	$198,257	$264,304	$160,053	$126,455

1	There were no Administration Shares outstanding during the period October 7, 2003 to May 16, 2004.

2	Audited by other auditors.

3	Aggregate total investment return.

4	Annualized.

5	Commenced operations on April 25, 2005.

6	Commenced operations on March 26, 2004.

7	Commenced operations on March 2, 2005.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	91

Financial Highlights (continued)	MuniCash

	Institutional
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0145	0.0353	0.0318	0.0206	0.0100	0.0108
Dividends from net investment income	(0.0145)	(0.0353)	(0.0318)	(0.0206)	(0.0100)	(0.0108)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.45%[2]	3.59%	3.23%	2.09%	1.01%	1.09%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.14%[3]	0.20%	0.20%	0.19%	0.19%	0.19%

Total expenses, net of waivers	0.15%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.38%[3]	0.36%	0.36%	0.34%	0.33%	0.34%

Net investment income	2.95%[3]	3.54%	3.12%	2.04%	1.01%	1.04%

Supplemental Data
Net assets, end of period (000)	$635,532	$919,878	$1,232,427	$2,181,441	$2,315,927	$2,054,465

	Dollar
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0132	0.0328	0.0293	0.0181	0.0075	0.0083
Dividends from net investment income	(0.0132)	(0.0328)	(0.0293)	(0.0181)	(0.0075)	(0.0083)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.33%[2]	3.33%	2.97%	1.83%	0.76%	0.84%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.38%[3]	0.45%	0.45%	0.44%	0.44%	0.44%

Total expenses, net of waivers	0.39%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.63%[3]	0.61%	0.61%	0.59%	0.58%	0.59%

Net investment income	2.63%[3]	3.28%	2.93%	1.79%	0.75%	0.81%

Supplemental Data
Net assets, end of period (000)	$87,026	$85,628	$91,505	$59,321	$79,579	$90,241

1	Audited by other auditors.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

92	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	California Money Fund

	Institutional
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0127	0.0341	0.0308	0.0197	0.0092	0.0094
Dividends from net investment income	(0.0127)	(0.0341)	(0.0308)	(0.0197)	(0.0092)	(0.0094)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.28%[2]	3.46%	3.13%	1.99%	0.92%	0.94%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.19%[3]	0.20%	0.20%	0.20%	0.20%	0.19%

Total expenses, net of waivers	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.40%[3]	0.40%	0.40%	0.41%	0.41%	0.40%

Net investment income	2.52%[3]	3.40%	3.13%	2.00%	0.92%	0.93%

Supplemental Data
Net assets, end of period (000)	$802,402	$778,621	$860,859	$593,417	$454,698	$496,630

	Dollar
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0114	0.0316	0.0283	0.0172	0.0067	0.0069
Dividends from net investment income	(0.0114)	(0.0316)	(0.0283)	(0.0172)	(0.0067)	(0.0069)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.15%[2]	3.20%	2.87%	1.74%	0.68%	0.69%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.44%[3]	0.45%	0.45%	0.45%	0.44%	0.44%

Total expenses, net of waivers	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.65%[3]	0.65%	0.65%	0.65%	0.66%	0.65%

Net investment income	2.46%[3]	3.16%	2.86%	1.84%	0.66%	0.71%

Supplemental Data
Net assets, end of period (000)	$13,438	$47,235	$40,850	$26,293	$1,347	$15,463

1	Audited by other auditors.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	93

Financial Highlights (continued)	California Money Fund

	Cash Management
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,				Period Ended 10/31/03[1,2]
		2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0102	0.0291	0.0258	0.0147	0.0042	0.0008
Dividends from net investment income	(0.0102)	(0.0291)	(0.0258)	(0.0147)	(0.0042)	(0.0008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.03%[3]	2.95%	2.61%	1.48%	0.42%	0.25%[3]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.69%[4]	0.70%	0.70%	0.70%	0.70%	0.68%[4]

Total expenses, net of waivers	0.70%[4]	0.70%	0.70%	0.70%	0.70%	0.69%[4]

Total expenses	0.90%[4]	0.90%	0.90%	0.91%	0.90%	0.91%[4]

Net investment income	2.10%[4]	2.92%	2.70%	1.50%	0.40%	0.25%[4]

Supplemental Data
Net assets, end of period (000)	$9,355	$21,289	$10,122	$205	$120	$227

	Administration
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[5]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0122	0.0331	0.0298	0.0187	0.0037
Dividends from net investment income	(0.0122)	(0.0331)	(0.0298)	(0.0187)	(0.0037)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.23%[3]	3.36%	3.02%	1.89%	0.37%[3]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.29%[4]	0.30%	0.30%	0.30%	0.30%[4]

Total expenses, net of waivers	0.30%[4]	0.30%	0.30%	0.30%	0.30%[4]

Total expenses	0.50%[4]	0.50%	0.50%	0.51%	0.51%[4]

Net investment income	2.50%[4]	3.31%	2.99%	1.98%	1.00%[4]

Supplemental Data
Net assets, end of period (000)	$4,749	$6,971	$5,013	$3,898	$1,738

See Notes to Financial Statements.

94	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	California Money Fund

	Select
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[2]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0087	0.0261	0.0228	0.0117	0.0025	0.0025
Dividends from net investment income	(0.0087)	(0.0261)	(0.0228)	(0.0117)	(0.0025)	(0.0025)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.87%[3]	2.64%	2.31%	1.18%	0.25%	0.25%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.99%[4]	1.00%	1.00%	1.00%	0.86%	0.87%

Total expenses, net of waivers	1.00%[4]	1.00%	1.00%	1.00%	0.86%	0.88%

Total expenses	1.24%[4]	1.25%	1.25%	1.21%	1.20%	1.20%

Net investment income	1.68%[4]	2.61%	2.31%	1.27%	0.25%	0.24%

Supplemental Data
Net assets, end of period (000)	$30,410	$35,563	$33,556	$15,777	$6,307	$3,103

	Premier Choice
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[6]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0114	0.0316	0.0283	0.0172	0.0045
Dividends from net investment income	(0.0114)	(0.0316)	(0.0283)	(0.0172)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.15%[3]	3.20%	2.87%	1.74%	0.45%[3]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.44%[4]	0.45%	0.45%	0.45%	0.45%[4]

Total expenses, net of waivers	0.45%[4]	0.45%	0.45%	0.45%	0.45%[4]

Total expenses	0.90%[4]	0.90%	0.94%	0.87%	0.66%[4]

Net investment income	2.24%[4]	3.14%	2.83%	1.90%	0.76%[4]

Supplemental Data
Net assets, end of period (000)	$2	$2	$2	$2	$2

1	Commenced operations on July 14, 2003.

2	Audited by other auditors.

3	Aggregate total investment return.

4	Annualized.

5	Commenced operations on June 18, 2004.

6	Commenced operations on March 26, 2004.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	95

Financial Highlights (continued)	California Money Fund

	Private Client
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[1]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0103	0.0296	0.0268	0.0152	0.0030
Dividends from net investment income	(0.0103)	(0.0296)	(0.0268)	(0.0152)	(0.0030)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.03%[2]	2.99%	2.72%	1.54%	0.32%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.67%[3]	0.65%	0.60%	0.64%	0.68%[3]

Total expenses, net of waivers	0.68%[3]	0.65%	0.60%	0.64%	0.68%[3]

Total expenses	1.24%[3]	1.25%	1.25%	1.26%	0.91%[3]

Net investment income	2.00%[3]	2.95%	2.71%	1.62%	0.63%[3]

Supplemental Data
Net assets, end of period (000)	$237,885	$196,002	$203,719	$127,509	$37,216

	Premier
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[1]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0103	0.0295	0.0268	0.0154	0.0036
Dividends from net investment income	(0.0103)	(0.0295)	(0.0268)	(0.0154)	(0.0036)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.03%[2]	2.99%	2.72%	1.55%	0.36%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.67%[3]	0.66%	0.60%	0.60%	0.60%[3]

Total expenses, net of waivers	0.68%[3]	0.66%	0.60%	0.60%	0.60%[3]

Total expenses	1.00%[3]	1.00%	1.00%	1.01%	0.81%[3]

Net investment income	2.08%[3]	2.94%	2.70%	1.90%	0.55%[3]

Supplemental Data
Net assets, end of period (000)	$18,476	$45,924	$13,822	$15,778	$2

1	Commenced operations on March 26, 2004.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements

96	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	New York Money Fund

	Institutional
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0129	0.0346	0.0314	0.0197	0.0091	0.0096
Dividends from net investment income	(0.0129)	(0.0346)	(0.0314)	(0.0197)	(0.0091)	(0.0096)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.29%[2]	3.51%	3.18%	1.99%	0.92%	0.96%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.20%[3]	0.20%	0.20%	0.20%	0.19%	0.19%

Total expenses, net of waivers	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.40%[3]	0.41%	0.41%	0.41%	0.40%	0.40%

Net investment income	2.51%[3]	3.45%	3.14%	1.98%	0.90%	0.95%

Supplemental Data
Net assets, end of period (000)	$558,028	$357,803	$313,842	$271,454	$234,346	$347,960

	Dollar
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0116	0.0323	0.0289	0.0172	0.0066	0.0071
Dividends from net investment income	(0.0116)	(0.0323)	(0.0289)	(0.0172)	(0.0066)	(0.0071)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.17%[2]	3.26%	2.93%	1.74%	0.67%	0.71%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.45%[3]	0.45%	0.45%	0.45%	0.44%	0.44%

Total expenses, net of waivers	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.65%[3]	0.66%	0.66%	0.66%	0.65%	0.65%

Net investment income	2.35%[3]	3.21%	2.88%	1.67%	0.67%	0.68%

Supplemental Data
Net assets, end of period (000)	$6,307	$6,514	$6,362	$5,515	$5,059	$5,216

1	Audited by other auditors.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	97

Financial Highlights (continued)	New York Money Fund

	Cash Management
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,		Period Ended 10/31/05[1]
		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0104	0.0296	0.0264	0.0114
Dividends from net investment income	(0.0104)	(0.0296)	(0.0264)	(0.0114)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.04%[2]	3.00%	2.67%	1.14%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.70%[3]	0.70%	0.70%	0.70%[3]

Total expenses, net of waivers	0.70%[3]	0.70%	0.70%	0.70%[3]

Total expenses	0.90%[3]	0.91%	0.91%	0.91%[3]

Net investment income	1.95%[3]	2.96%	2.70%	1.80%[3]

Supplemental Data
Net assets, end of period (000)	$22,929	$15,062	$9,398	$3,585

	Administration
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[4]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0124	0.0336	0.0304	0.0187	0.0035
Dividends from net investment income	(0.0124)	(0.0336)	(0.0304)	(0.0187)	(0.0035)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.24%[2]	3.41%	3.08%	1.89%	0.35%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.30%[3]	0.30%	0.30%	0.30%	0.30%[3]

Total expenses, net of waivers	0.30%[3]	0.30%	0.30%	0.30%	0.30%[3]

Total expenses	0.50%[3]	0.51%	0.51%	0.51%	0.51%[3]

Net investment income	2.49%[3]	3.35%	3.04%	1.84%	0.94%[3]

Supplemental Data
Net assets, end of period (000)	$11,662	$13,158	$16,125	$16,394	$21,890

See Notes to Financial Statements.

98	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	New York Money Fund

	Select
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[5]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0089	0.0266	0.0234	0.0117	0.0024	0.0025
Dividends from net investment income	(0.0089)	(0.0266)	(0.0234)	(0.0117)	(0.0024)	(0.0025)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	0.89%[2]	2.69%	2.36%	1.18%	0.24%	0.25%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	1.00%[3]	1.00%	1.00%	1.00%	0.82%	0.90%

Total expenses, net of waivers	1.00%[3]	1.00%	1.00%	1.00%	0.83%	0.91%

Total expenses	1.25%[3]	1.26%	1.26%	1.21%	1.20%	1.20%

Net investment income	1.70%[3]	2.66%	2.33%	1.35%	0.21%	0.25%

Supplemental Data
Net assets, end of period (000)	$8,975	$6,255	$2,686	$3,831	$1,420	$18,652

	Premier Choice
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[6]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0116	0.0321	0.0289	0.0172	0.0043
Dividends from net investment income	(0.0116)	(0.0321)	(0.0289)	(0.0172)	(0.0043)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.17%[2]	3.26%	2.93%	1.74%	0.43%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.45%[3]	0.45%	0.45%	0.45%	0.44%[3]

Total expenses, net of waivers	0.45%[3]	0.45%	0.45%	0.45%	0.45%[3]

Total expenses	0.91%[3]	0.91%	0.91%	0.87%	0.65%[3]

Net investment income	2.88%[3]	3.19%	3.14%	1.94%	0.69%[3]

Supplemental Data
Net assets, end of period (000)	$2	$641	$242	$2	$2

1	Commenced operations on March 3, 2005.

2	Aggregate total investment return.

3	Annualized.

4	Commenced operations on June 18, 2004.

5	Audited by other auditors.

6	Commenced operations on March 26, 2004.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	99

Financial Highlights (concluded)	New York Money Fund

	Private Client
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[1]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0105	0.0300	0.0274	0.0152	0.0030
Dividends from net investment income	(0.0105)	(0.0300)	(0.0274)	(0.0152)	(0.0030)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.05%[2]	3.05%	2.77%	1.54%	0.30%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.68%[3]	0.66%	0.60%	0.64%	0.68%[3]

Total expenses, net of waivers	0.68%[3]	0.66%	0.60%	0.64%	0.69%[3]

Total expenses	1.25%[3]	1.26%	1.26%	1.26%	0.92%[3]

Net investment income	2.05%[3]	3.00%	2.75%	1.58%	0.56%[3]

Supplemental Data
Net assets, end of period (000)	$185,322	$175,446	$138,323	$111,739	$53,933

	Premier
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[1]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0105	0.0300	0.0274	0.0154	0.0034
Dividends from net investment income	(0.0105)	(0.0300)	(0.0274)	(0.0154)	(0.0034)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.05%[2]	3.05%	2.77%	1.56%	0.34%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.68%[3]	0.68%	0.60%	0.61%	0.59%[3]

Total expenses, net of waivers	0.68%[3]	0.68%	0.60%	0.61%	0.60%[3]

Total expenses	1.00%[3]	1.01%	1.01%	1.02%	0.80%[3]

Net investment income	2.36%[3]	3.01%	2.72%	1.82%	0.55%[3]

Supplemental Data
Net assets, end of period (000)	$2,491	$14,221	$8,339	$5,774	$2

1	Commenced operations on March 26, 2004.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

100	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Liquidity Funds (the “Trust”), a Delaware statutory business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The financial statements and these accompanying notes relate to the Trust’s ten Funds: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and together, the “Funds”). The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

California Money Fund and New York Money Fund each offer eleven classes of shares: Administration Shares, Select Shares, Premier Shares, Premier Choice Shares, Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offer ten classes of shares: Administration Shares, Select Shares, Premier Shares, Premier Choice Shares, Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. FedFund offers ten classes of shares: Administration Shares, Select Shares, Premier Shares, Premier Choice Shares, Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. T-Fund offers ten classes of shares: Administration Shares, Select Shares, Premier Shares, Premier Choice Shares, Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempCash and MuniCash each offer nine classes of shares: Administration Shares, Premier Shares, Premier Choice Shares, Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. Federal Trust Fund and Treasury Trust Fund each offer eight classes of shares: Administration Shares, Premier Shares, Premier Choice Shares, Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of April 30, 2008, no Plus Shares or Cash Plus Shares were outstanding.

Effective February 21, 2008 Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares and Bear Stearns Private Client Shares were renamed Select Shares, Premier Shares, Premier Choice Shares and Private Client Shares, respectively.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Fund securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or adverse results to shareholders.

The Funds seek to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Funds may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective April 30, 2008, the Funds implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Funds, and has determined that the adoption of FIN 48 does not have a material impact on the Funds’ financial statements. The Funds file U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ tax returns remains open for the years ended September 30, 2004 through September 30, 2006. The statute of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”

SEMI-ANNUAL REPORT	APRIL 30, 2008	101

Notes to Financial Statements (continued)

(“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to one of the Funds or classes are charged to that Fund or class. Other operating expenses shared by several Funds are pro-rated among those Funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. PFPC Trust Company (“PTC”), an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), is the Trust’s custodian and PFPC Inc. (“PFPC”), an indirect, wholly owned subsidiary of PNC, is the Trust’s transfer agent and sub-administrator. BlackRock Distributors, Inc., (“BDI”), an indirect wholly-owned subsidiary of PNC, serves as the Trust’s distributor. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and PNC are principal owners of BlackRock, Inc.

The Trust has entered into a management agreement with BIMC under which it provides certain advisory, administration and accounting services. BIMC has entered into a sub-administration agreement with PFPC under which PFPC provides certain administration services with respect to the Trust.

For the management and administration services provided and expenses assumed by it under the management agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

TempFund
Management Fee	.350% of the first $1 billion.
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion.

TempCash, MuniFund and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund
Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The management fee is equal to calculation A plus calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of each Fund.

Until February 28, 2009, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of

102	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (continued)

FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

Pursuant to the Select Shares Distribution Plan, the Premier Shares Distribution Plan, the Premier Choice Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may pay BDI a fee for distribution and sales support services. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Select, Premier, Premier Choice and Private Client Share classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

Pursuant to the Distribution Plan the Funds pay BDI ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee[1]	Fee [1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Premier Choice	0.40%	0.10%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%
(1) Due to certain contractual and voluntary waivers the above stated rates may be reduced.

For the six months ended April 30, 2008, the following charts show the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

	Share Classes
Service Fees	Dollar	Cash Management	Cash Reserve	Administration	Select	Premier Choice	Private Client	Premier	Total
TempFund	$8,513,646	$2,136,225	$21,255	$1,025,047	$2,482,985	$1	$4,141,356	$1,459,962	$19,780,477
TempCash	1,317,528	412	—	1,913	—	—	—	—	1,319,853
FedFund	899,434	—	4,122	35,934	353,891	5	2,411,082	392,635	4,097,103
T-Fund	1,293,258	1,475,526	—	40,451	24,930	—	46,677	269,883	3,150,725
Federal Trust Fund	105,389	—	—	20,607	—	—	—	—	125,996
Treasury Trust Fund	378,774	190,240	—	69,510	—	—	—	—	638,524
MuniFund	211,369	175,648	—	226,388	85,567	5	836,594	675,536	2,211,107
MuniCash	102,908	—	7	63	—	—	—	—	102,978
California Money Fund	52,507	47,914	—	3,226	107,832	5	614,178	82,383	908,045
New York Money Fund	8,169	52,185	—	6,882	20,483	254	480,960	24,959	593,892

	Share Classes
Service Fees Waived	Select	Premier Choice	Private Client	Premier	Total
TempFund	$148,979	$—	$—	$—	$148,979
FedFund	35,389	2	96,443	15,705	147,539
T-Fund	2,493	—	1,867	10,795	15,155
MuniFund	8,556	2	33,464	27,021	69,043
California Money Fund	10,783	2	24,567	3,295	38,647
New York Money Fund	2,048	95	19,239	998	22,380

	Share Classes
Distribution Fees	Select	Premier Choice	Private Client	Premier	Total
TempFund	$1,738,089	$1	$2,898,950	$291,992	$4,929,032
FedFund	247,724	2	1,687,756	78,527	2,014,009
T-Fund	17,451	—	32,674	53,976	104,101
MuniFund	59,897	2	585,616	135,107	780,622
California Money Fund	75,483	2	429,923	16,477	521,885
New York Money Fund	14,338	64	336,672	4,992	356,066

SEMI-ANNUAL REPORT	APRIL 30, 2008	103

Notes to Financial Statements (continued)

	Share Classes
Distribution Fees Waived	Premier Choice	Private Client	Premier	Total
TempFund	$1	$2,898,950	$291,992	$3,190,943
FedFund	2	1,687,757	78,527	1,766,286
T-Fund	—	32,674	53,976	86,650
MuniFund	2	585,616	135,107	720,725
California Money Fund	2	429,924	16,477	446,403
New York Money Fund	64	336,671	4,992	341,727

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly. The fee is based upon an annualized percentage of the average net assets of each Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion.

The Funds may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PTC.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are included on the Statements of Operations as fees paid indirectly.

Pursuant to the Transfer Agent Agreement, PFPC serves as the transfer and dividend disbursing agent for the Funds. For its services, PFPC receives an annual fee of $1,750,000 for the first 40 share classes plus $50,000 for each additional share class beyond the first 40, plus transaction fees, per account fees and disbursements.

For the six months ended April 30, 2008, the Funds paid to affiliates the following fees in return for distribution and sales support services:

TempFund	$6,567,269
TempCash	909,891
FedFund	860,291
T-Fund	127,562
Treasury Trust Fund	235,325
MuniFund	348,353
MuniCash	63,422
New York Money Fund	3,465

The Funds may receive earnings credits related to cash balances in transfer agent demand deposit accounts with PFPC which are included on the Statement of Operations as fees paid indirectly.

Certain officers and/or trustees of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Shares:

The Trust’s Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown on the following pages for such transactions.

Transactions in capital shares for each period were as follows:

	TempFund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Shares sold:
Institutional	$371,621,606,198	$433,068,105,139
Dollar	28,316,367,893	52,553,070,776
Cash Management	1,868,648,986	3,362,775,636
Cash Reserve	2,386,595	38,879,893
Administration	1,236,687,331	1,914,540,367
Select	537,688,182	1,122,046,235
Premier Choice	2,000	57,310,072
Private Client	816,913,369	1,452,110,892
Premier	556,010,376	1,056,361,440
Shares issued in reinvestment of dividends:
Institutional	470,596,775	570,242,855
Dollar	7,984,278	18,457,032
Cash Management	6,807,919	14,638,090
Cash Reserve	106,253	401,511
Administration	8,275,979	21,705,467
Select	16,289,687	37,397,981
Premier Choice	10	627,994
Private Client	30,165,936	77,283,769
Premier	10,526,082	21,785,031
Shares redeemed:
Institutional	(366,912,633,278)	(408,705,925,835)
Dollar	(27,589,720,531)	(51,232,350,447)
Cash Management	(1,666,928,544)	(3,012,236,348)
Cash Reserve	(5,722,673)	(44,364,706)
Administration	(972,099,971)	(1,856,811,166)
Select	(471,577,069)	(1,081,472,176)
Premier Choice	—	(68,283,762)
Private Client	(911,119,425)	(1,442,755,073)
Premier	(534,526,949)	(964,359,018)

Net increase	$6,442,735,409	$26,979,181,649

104	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (continued)

	TempCash
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Shares sold:
Institutional	$111,159,791,506	$176,528,817,405
Dollar	1,229,732,692	1,855,380,140
Cash Management	496,008	1,385,360
Administration	77,738,356	32,958,510
Shares issued in reinvestment of dividends:
Institutional	127,224,311	203,513,449
Dollar	18,353,369	42,651,400
Cash Management	3,090	5,298
Administration	52,556	350,543
Shares redeemed:
Institutional	(110,357,495,868)	(175,080,960,004)
Dollar	(1,135,917,661)	(1,719,937,983)
Cash Management	(582,878)	(1,320,812)
Administration	(149,380)	(58,768,271)

Net increase	$1,119,246,101	$1,804,075,035

	FedFund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Shares sold:
Institutional	$32,843,189,732	$19,166,783,329
Dollar	6,453,497,558	12,449,089,470
Cash Reserve	53,661,274	31,133,706
Administration	73,428,973	47,698,207
Select	231,017,204	187,645,415
Premier Choice	1	1
Private Client	784,257,995	956,296,510
Premier	281,691,285	232,915,996
Shares issued in reinvestment of dividends:
Institutional	72,530,236	61,381,648
Dollar	313,655	1,352,112
Cash Reserve	34,743	142,790
Administration	408,644	3,225
Select	1,985,612	2,410,724
Premier Choice	39	106
Private Client	15,225,263	18,807,572
Premier	2,442,341	2,875,927
Shares redeemed:
Institutional	(29,592,697,960)	(17,061,867,541)
Dollar	(6,303,407,748)	(12,181,887,181)
Cash Reserve	(53,333,049)	(31,176,238)
Administration	(13,941,986)	(89,359,863)
Select	(197,025,207)	(143,724,646)
Premier Choice	(1)	(129)
Private Client	(598,280,900)	(501,798,833)
Premier	(237,975,003)	(190,321,414)

Net increase	$3,817,022,701	$2,958,400,893

	T-Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Shares sold:
Institutional	$31,707,877,191	$37,887,490,070
Dollar	4,323,224,455	7,143,541,774
Cash Management	1,077,709,983	1,045,691,763
Administration	328,063,501	1,276,117,439
Select	65,801,653	—
Premier Choice	1	2,550
Private Client	86,503,558	2,333
Premier	783,620,884	2,131
Shares issued in reinvestment of dividends:
Institutional	45,281,001	47,947,162
Dollar	1,526,362	6,506,438
Cash Management	298,630	1,177,632
Administration	1,060,752	2,330,872
Select	50,954	—
Premier Choice	7	3
Private Client	243,198	3
Premier	1,024,842	3
Shares redeemed:
Institutional	(29,654,331,175)	(34,561,543,676)
Dollar	(4,454,171,342)	(7,065,936,362)
Cash Management	(1,076,970,452)	(859,325,068)
Administration	(330,148,128)	(1,210,032,953)
Select	(16,678,514)	—
Premier Choice	(1)	(2,051)
Private Client	(82,410,849)	(1,541)
Premier	(680,614,704)	(1,632)

Net increase	$2,126,961,807	$3,713,966,890

	Federal Trust Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2006
Shares sold:
Institutional	$931,865,892	$757,288,870
Dollar	84,620,488	261,279,554
Administration	66,203,948	62,198,340
Shares issued in reinvestment of dividends:
Institutional	2,459,395	6,797,664
Shares redeemed:
Institutional	(786,884,219)	(537,448,078)
Dollar	(12,765,248)	(255,896,900)
Administration	(66,042,758)	(28,520,016)

Net increase	$219,457,498	$265,699,434

SEMI-ANNUAL REPORT	APRIL 30, 2008	105

Notes to Financial Statements (continued)

	Treasury Trust Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Shares sold:
Institutional	$13,330,450,905	$11,923,500,782
Dollar	1,688,298,009	540,471,165
Cash Management	208,924,803	180,412,677
Administration	289,359,338	149,374,411
Shares issued in reinvestment of dividends:
Institutional	13,208,257	21,005,257
Dollar	1,645,677	4,653,101
Cash Management	42,659	178,912
Administration	455	—
Shares redeemed:
Institutional	(11,175,908,298)	(10,457,617,236)
Dollar	(1,375,071,047)	(577,169,742)
Cash Management	(186,039,522)	(176,664,356)
Administration	(251,363,666)	(165,511,625)

Net increase	$2,543,547,570	$1,442,633,346

	MuniFund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Shares sold:
Institutional	$9,186,107,695	$13,537,810,780
Dollar	728,536,937	1,167,831,704
Cash Management	211,309,524	168,167,445
Administration	424,018,197	782,802,422
Select	190,284,536	160,243,467
Premier Choice	1	1
Private Client	1,377,935,208	2,648,685,261
Premier	1,562,722,254	2,822,534,566
Shares issued in reinvestment of dividends:
Institutional	18,749,109	27,543,465
Dollar	57,171	216,134
Cash Management	70,187	266,117
Administration	1,599	—
Select	343,854	695,236
Premier Choice	29	73
Private Client	3,891,472	9,125,803
Premier	3,199,487	6,818,554
Shares redeemed:
Institutional	(8,199,035,386)	(12,669,426,544)
Dollar	(636,694,546)	(1,117,295,209)
Cash Management	(154,868,069)	(169,511,393)
Administration	(357,722,925)	(764,546,163)
Select	(197,444,988)	(154,005,087)
Premier Choice	(1)	(89)
Private Client	(1,357,380,041)	(2,616,797,335)
Premier	(1,632,006,835)	(2,725,104,372)

Net increase	$1,172,074,469	$1,116,054,836

	MuniCash
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Shares sold:
Institutional	$4,270,751,103	$24,920,431,349
Dollar	236,332,810	455,029,760
Cash Reserve*	—	181,750
Administration**	94,071	1,100,000
Shares issued in reinvestment of dividends:
Institutional	2,499,329	12,614,020
Dollar	921,084	2,499,846
Cash Reserve*	49	679
Administration**	1,373	13,784
Shares redeemed:
Institutional	(4,557,874,427)	(25,245,804,088)
Dollar	(235,887,302)	(463,422,667)
Cash Reserve*	(10,138)	(172,340)
Administration**	(353,026)	(1,299,151)

Net decrease	$(283,525,074)	$(318,827,058)

* Liquidated on 01/08/08.
** Liquidated on 01/25/08.

	California Money Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Shares sold:
Institutional	$2,102,710,677	$3,486,013,598
Dollar	219,600,875	883,083,074
Cash Management	46,121	10,913,164
Administration	5,637,634	8,601,723
Select	133,495,804	255,273,401
Premier Choice	2	1
Private Client	1,344,289,683	2,274,833,552
Premier	174,172,989	430,230,833
Shares issued in reinvestment of dividends:
Institutional	1,963,094	5,759,178
Dollar	269,138	1,194,660
Cash Management	202,096	481,483
Select	365,650	1,094,069
Premier Choice	25	69
Private Client	2,467,401	6,737,753
Premier	346,739	723,696
Shares redeemed:
Institutional	(2,081,010,232)	(3,574,058,204)
Dollar	(253,671,562)	(877,896,799)
Cash Management	(12,184,867)	(228,812)
Administration	(7,860,327)	(6,643,934)
Select	(139,020,378)	(254,363,179)
Premier Choice	(1)	(83)
Private Client	(1,304,913,466)	(2,289,301,593)
Premier	(201,972,451)	(398,854,321)

Net decrease	$(15,065,356)	$(36,406,671)

106	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (concluded)

	New York Money Fund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Shares sold:
Institutional	$1,505,164,421	$2,419,659,914
Dollar	6,030,796	18,688,510
Cash Management	48,062,121	86,992,458
Administration	6,216,268	8,840,317
Select	18,554,819	35,362,362
Premier Choice	398	661,341
Private Client	886,685,008	1,277,024,710
Premier	67,400,954	257,205,109
Shares issued in reinvestment of dividends:
Institutional	1,078,431	2,148,316
Dollar	76,798	235,849
Select	69,788	144,626
Premier Choice	1,883	8,033
Private Client	1,983,774	5,346,165
Premier	118,816	425,069
Shares redeemed:
Institutional	(1,306,027,447)	(2,377,881,267)
Dollar	(6,314,817)	(18,773,309)
Cash Management	(40,195,761)	(81,329,441)
Administration	(7,712,890)	(11,807,980)
Select	(15,904,659)	(31,938,371)
Premier Choice	(641,143)	(270,728)
Private Client	(878,796,794)	(1,245,261,326)
Premier	(79,249,865)	(251,750,339)

Net increase	$206,600,899	$93,730,018

4. Capital Loss Carryforward:

As of October 31, 2007, the Funds had the following capital loss carryforwards available to offset future realized capital gains:

	Expiring October 31,
	2008	2013	2014	2015	Total
TempFund	$—	$3,440,833	$—	$—	$3,440,833
TempCash	—	2,153,050	—	—	2,153,050
FedFund	—	12,054	—	—	12,054
T-Fund	15,846	91,112	—	81	107,039
MuniCash	—	839	263,568	—	264,407

5. Asset Concentration:

The California Money Fund and New York Money Fund invest primarily in municipal obligations from issuers domiciled in those states, respectively, and, as a result, are more susceptible to adverse consequences of economic, political and other developments than a more geographically diverse fund. Such consequences may include declines in the market value and marketability of fund securities, as well as impairment of the ability of certain issuers of California and New York municipal securities to pay principal and interest on their obligations.

SEMI-ANNUAL REPORT	APRIL 30, 2008	107

Officers and Trustees

David O. Beim, Trustee

Richard S. Davis, Trustee

Ronald W. Forbes, Trustee

Henry Gabbay, Trustee

Dr. Matina Horner, Trustee

Rodney D. Johnson, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Jr., Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

Donald C. Burke, Trust President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer of the Funds

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor and Administrator

BlackRock Institutional Management Corporation

Wilmington, DE 19809

Sub-Administrator and Transfer Agent

PFPC Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, PA 19406

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Electronic copies of most financial reports and prospectuses are available on the Funds’ website.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock uses to determine how to vote proxies relating to Fund securities is available without charge, upon request, by calling 1-800-821-7432, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling 1-800-821-7432 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of Fund holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q may also be obtained, upon request, by calling 1-800-821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

108	SEMI-ANNUAL REPORT	APRIL 30, 2008

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the Funds involve investment risks, including the possible loss of the principal amount invested.

BRLF-SA-001 04/08

FedFund – Cash Reserve Shares Semi-Annual Report April 30, 2008

Privacy Principles of BlackRock Liquidity Funds

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

2	SEMI-ANNUAL REPORT	APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

We are pleased to present this semi-annual report to shareholders of BlackRock Liquidity Funds for the six months ending April 30, 2008. BlackRock Liquidity Funds offer a variety of high-quality taxable and tax-exempt money market funds that are designed to meet the varied needs of our investors. Following is an overview of market events that have occurred during this six month reporting period.

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the “Fed”) intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed’s other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns. The Fed’s response to the financial crisis helped to improve credit conditions and investor mood. Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-to–quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April 30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Our extensive experience through multiple interest rate cycles and market events, our rigorous credit standards and our consistent focus on risk management enabled us to deliver on our fundamental objectives of safety, liquidity and yield. Should you wish to discuss your investment options, please contact your account representative or call our Client Service Center at (800) 821-7432.

As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito

President, BlackRock Institutional Management Corporation

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary	FedFund

Fund Profile as of April 30, 2008

Fund Diversification	Percentage of Total Investments
Agency Obligations	54%
Repurchase Agreements	46

7-Day Yield (Annualized)
Institutional	2.42%
Dollar	2.17
Cash Reserve	2.02
Administration	2.32
Select (formerly Bear Stearns)	1.62
Premier Choice (formerly Bear Stearns Premier Choice)	2.17
Private Client (formerly Bear Stearns Private Client)	1.94
Premier (formerly Bear Stearns Premier)	1.94

Maturity Information

Maturity	Par	Percentage of Total Investments
1-30 Days	$5,464,170,000	54%
31-60 Days	1,297,599,000	13
61-90 Days	1,749,555,000	17
91-120 Days	519,685,000	5
121-150 Days	603,240,000	6
over 150 Days	440,811,000	5

Average Weighted Maturity - 43 days

4	SEMI-ANNUAL REPORT	APRIL 30, 2008

Fund Summary	FedFund

Expense Example

	Actual
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$1,018.49	$1.01
Dollar	$1,000.00	$1,017.24	$2.26
Cash Reserve	$1,000.00	$1,016.48	$3.02
Administration	$1,000.00	$1,018.00	$1.51
Select	$1,000.00	$1,014.45	$5.02
Premier Choice	$1,000.00	$1,017.24	$2.26
Private Client	$1,000.00	$1,016.07	$3.42
Premier	$1,000.00	$1,016.07	$3.42

	Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period*
Institutional	$1,000.00	$1,023.99	$1.01
Dollar	$1,000.00	$1,022.73	$2.27
Cash Reserve	$1,000.00	$1,021.97	$3.03
Administration	$1,000.00	$1,023.49	$1.51
Select	$1,000.00	$1,019.95	$5.05
Premier Choice	$1,000.00	$1,022.73	$2.27
Private Client	$1,000.00	$1,021.57	$3.43
Premier	$1,000.00	$1,021.57	$3.43

*	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.20% for Institutional, 0.45% for Dollar, 0.60% for Cash Reserve, 0.30% for Administration, 1.00% for Select, 0.45% for Premier Choice, 0.68% for Private Client and 0.68% for Premier), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2008	5

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on the previous page (which are based on a hypothetical investment of $1,000 invested on November 1, 2007 and held through April 30, 2008) are intended to assist shareholders both in calculating expenses ongoing costs based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other fund’s shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Agency Obligations — 53.7%
Federal Farm Credit Bank Bond — 0.5%
3.38%, 7/15/08	$50,000	$49,922,571
Federal Farm Credit Bank Variable Rate Notes — 5.5%
2.31%, 7/09/08(a)	275,000	274,994,787
2.34%, 3/12/09(a)	125,000	125,000,000
2.31%, 11/16/09(a)	150,000	150,000,000

		549,994,787

Federal Home Loan Bank Bonds — 6.2%
4.20%, 6/17/08	25,000	25,000,000
5.13%, 7/23/08	45,000	45,096,825
3.88%, 8/22/08	91,000	90,957,889
4.25%, 9/12/08	19,970	20,111,698
2.58%, 9/17/08	100,000	100,122,082
5.10%, 9/19/08	24,860	25,126,930
2.26%, 10/17/08	225,000	225,022,857
3.75%, 11/14/08	23,500	23,688,538
2.56%, 2/13/09	70,170	70,170,000

		625,296,819

Federal Home Loan Bank Discount Notes — 5.1%
2.00%, 5/01/08(b)	1,238	1,238,000
2.41%, 5/09/08(b)	49,800	49,773,329
4.18%, 5/14/08(b)	107,473	107,310,775
4.11%, 5/21/08(b)	75,000	74,828,750
4.17%, 5/23/08(b)	100,000	99,745,167
4.15%, 5/30/08(b)	50,000	49,832,847
4.17%, 6/27/08(b)	24,000	23,841,540
4.17%, 6/30/08(b)	106,810	106,067,671

		512,638,079

Federal Home Loan Bank Variable Rate Notes — 15.9%
2.65%, 9/17/08(a)	300,000	299,958,221
2.51%, 1/09/09(a)	155,000	155,185,277
2.98%, 2/11/09(a)	200,000	200,089,507
2.95%, 2/18/09(a)	100,000	100,000,000
2.38%, 2/20/09(a)	400,000	400,000,000
2.31%, 3/04/09(a)	150,000	150,000,000
2.54%, 7/14/09(a)	100,000	100,022,674
2.64%, 8/13/09(a)	100,000	100,000,000
2.56%, 1/11/10(a)	100,000	100,129,267

		1,605,384,946

Federal Home Loan Mortgage Corp. Bonds — 1.7%
3.50%, 5/21/08	13,000	12,994,384
4.50%, 8/04/08	29,480	29,599,531

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	7

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Agency Obligations (Continued)
Federal Home Loan Mortgage Corp. Bonds (Continued)
3.63%, 9/15/08	$17,069	$17,066,022
4.48%, 9/19/08	35,341	35,332,813
5.13%, 10/15/08	31,100	31,502,318
4.63%, 12/19/08	48,377	49,096,399

		175,591,467

Federal Home Loan Mortgage Corp. Discount Notes — 9.3%
2.53%, 5/12/08(b)	92,471	92,399,515
4.16%, 5/19/08(b)	105,000	104,781,600
4.18%, 5/23/08(b)	41,860	41,753,071
3.90%, 5/30/08(b)	60,610	60,419,584
2.49%, 6/02/08(b)	81,150	80,970,388
3.78%, 6/05/08(b)	100,000	99,632,500
2.10%, 6/06/08(b)	50,000	49,895,000
3.81%, 6/06/08(b)	100,000	99,619,000
3.80%, 6/16/08(b)	28,234	28,096,908
4.05%, 6/30/08(b)	115,000	114,224,708
2.10%, 8/29/08(b)	100,000	99,300,000
2.10%, 9/08/08(b)	50,000	49,620,833
2.11%, 10/06/08(b)	19,219	19,041,021

		939,754,128

Federal Home Loan Mortgage Corp. Variable Rate Notes — 2.2%
2.46%, 9/25/09(a)	139,215	139,157,575
2.82%, 9/28/09(a)	84,595	84,565,416

		223,722,991

Federal National Mortgage Assoc. Bonds — 3.7%
3.25%, 8/15/08	94,205	94,171,876
5.13%, 9/02/08	56,000	56,459,346
5.00%, 9/15/08	200,000	201,905,223
5.00%, 10/16/08	23,445	23,739,503

		376,275,948

Federal National Mortgage Assoc. Discount Notes — 3.6%
2.50%, 5/28/08(b)	79,565	79,415,816
3.98%, 7/02/08(b)	50,000	49,657,278
3.75%, 7/09/08(b)	63,637	63,179,609
2.62%, 7/16/08(b)	94,489	93,966,371
2.83%, 7/16/08(b)	74,619	74,173,193

		360,392,267

Total Agency Obligations (Cost $5,418,974,003)		5,418,974,003

See Notes to Financial Statements.

8	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements — 46.1%
Banc of America Securities LLC,
1.98%, 5/01/08	$300,000	$300,000,000

(Agreement dated 4/30/08 to be repurchased at $300,016,500, collateralized by $313,995,972 Federal National Mortgage Assoc. Bonds 4.50% to 5.50% due from 4/01/23 to 2/01/38. The value of the collateral is $306,000,001.)

Barclays Capital Markets, Inc.,
2.00%, 5/01/08	900,000	900,000,000

(Agreement dated 4/30/08 to be repurchased at $900,050,000, collateralized by $1,731,655,007 Federal National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Adjustable Mortgage Notes and Federal Home Loan Mortgage Corp. Bonds 4.00% to 7.50% due from 4/01/10 to 2/01/48. The value of the collateral is $918,000,000.)

Barclays Capital Markets, Inc.,
2.90%, 5/05/08	350,000	350,000,000

(Agreement dated 2/04/08 to be repurchased at $352,565,694, collateralized by $513,016,340 Federal National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.00% to 6.50% due from 7/01/14 to 4/01/38. The value of the collateral is $357,000,000.)

Barclays Capital Markets, Inc.,
2.25%, 5/27/08	200,000	200,000,000

(Agreement dated 3/27/08 to be repurchased at $200,762,500, collateralized by $254,315,521 Federal National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes due from 11/01/12 to 4/01/38. The value of the collateral is $204,000,000.)

Credit Suisse Securities (USA) LLC,
2.12%, 7/30/08	150,000	150,000,000

(Agreement dated 4/25/08 to be repurchased at $150,848,000, collateralized by $317,198,765 Federal National Mortgage Assoc. Variable Rate Notes 3.96% to 5.65% due from 7/01/21 to 4/01/44. The value of the collateral is $153,000,178.)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	9

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements (Continued)
Deutsche Bank Securities Inc.,
1.75%, 5/01/08	$64,358	$64,358,000

(Agreement dated 4/30/08 to be repurchased at $64,361,129, collateralized by $77,107,744 Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 7.00% due from 5/01/18 to 5/01/38. The value of the collateral is $66,288,740.)

Deutsche Bank Securities Inc.,
2.00%, 5/01/08	325,000	325,000,000

(Agreement dated 4/30/08 to be repurchased at $325,018,056, collateralized by $389,384,644 Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 7.00% due from 5/01/18 to 5/01/38. The value of the collateral is $334,750,000.)

Deutsche Bank Securities Inc.,
2.43%, 6/11/08	150,000	150,000,000

(Agreement dated 3/13/08 to be repurchased at $150,911,250, collateralized by $179,715,990 Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 7.00% due from 5/01/18 to 5/01/38. The value of the collateral is $154,500,000.)

Deutsche Bank Securities Inc.,
2.12%, 7/23/08	300,000	300,000,000

(Agreement dated 4/24/08 to be repurchased at $301,590,000, collateralized by $359,431,979 Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 7.00% due from 5/01/18 to 5/01/38. The value of the collateral is $309,000,000.)

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements (Continued)
Greenwich Capital Markets, Inc.,
1.98%, 5/01/08	$575,000	$575,000,000

(Agreement dated 4/30/08 to be repurchased at $575,031,625, collateralized by $1,015,736,535 Federal National Mortgage Assoc. Strips due from 11/01/35 to 10/01/36. The value of the collateral is $592,252,032.)

Greenwich Capital Markets, Inc.,
2.45%, 7/09/08	150,000	150,000,000

(Agreement dated 3/05/08 to be repurchased at $151,286,250, collateralized by $293,639,943 Federal National Mortgage Assoc. Strips due from 8/01/35 to 7/01/36. The value of the collateral is $154,501,917.)

Morgan Stanley & Co., Inc.,
2.00%, 5/01/08	377,000	377,000,000

(Agreement dated 4/30/08 to be repurchased at $377,020,944, collateralized by $765,494,582 Federal National Mortgage Assoc. Bonds, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.00% to 7.50% due from 8/01/09 to 5/01/38. The value of the collateral is $388,311,053.)

PNC Bank, N.A.,
2.14%, 5/01/08(c)	12,200	12,200,000
(Agreement dated 4/30/08 to be repurchased at $12,200,724, collateralized by $62,650,000 Federal National Mortgage Assoc. Bonds 5.26% due 6/01/35. The value of the collateral is $47,805,057.)
UBS Securities LLC,
2.75%, 6/24/08	300,000	300,000,000

(Agreement dated 2/25/08 to be repurchased at $302,750,000, collateralized by $565,387,638 Federal National Mortgage Assoc. Strips due from 7/01/33 to 7/01/37. The value of the collateral is $309,000,474.)

UBS Securities LLC,
2.45%, 7/07/08	300,000	300,000,000

(Agreement dated 3/05/08 to be repurchased at $302,531,667, collateralized by $804,324,428 Federal National Mortgage Assoc. Strips due from 7/01/33 to 12/01/34. The value of the collateral is $309,000,499.)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	11

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements (Continued)
UBS Securities LLC, 3.77%, 7/09/08 (Agreement dated 1/11/08 to be repurchased at $203,770,000 collateralized by $304,063,410 Federal Home Mortgage Corp. Bonds 4.50% to 6.00% due from 4/01/09 to 1/01/38. The value of the collateral is $206,003,562.)	$200,000	$200,000,000

Total Repurchase Agreements (Cost $4,653,558,000)		4,653,558,000

Total Investments in Securities — 99.8% (Cost $10,072,532,003*)		10,072,532,003
Other Assets in Excess of Liabilities — 0.2%		15,802,441

Net Assets — 100.0%		$10,088,334,444

*	Aggregate cost for federal income tax purposes.
(a)	Rate shown is as of report date and the date shown is the final maturity date.
(b)	Rate shown reflects the discount rate at the time of purchase.
(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Purchase Cost	Sales Cost	Interest Income
PNC Bank, N.A.	$3,585,000,000	$3,581,300,000	$423,332

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	APRIL 30, 2008

Statement of Assets and Liabilities

April 30, 2008 (Unaudited)	FedFund
Assets
Investments at value - unaffiliated[1]	$5,418,974,003
Repurchase agreements - affiliated[2]	12,200,000
Repurchase agreements - unaffiliated[3]	4,641,358,000
Cash	950,971
Interest receivable	25,314,996
Interest receivable - affiliated	724
Prepaid expenses	175,766

Total assets	10,098,974,460

Liabilities
Income dividends payable	6,506,331
Management fees payable	3,261,092
Service and distribution fees payable	702,722
Transfer agent fees payable	21,062
Custodian fees payable	70,307
Officer and Trustees fees payable	5,468
Other accrued expenses	73,034

Total liabilities	10,640,016

Net Assets
Net Assets	$10,088,334,444

Net Assets Consist of
Paid-in capital	$10,088,346,498
Accumulated net realized gain (loss)	(12,054)

Net Assets	$10,088,334,444

[1] Investments at cost - unaffiliated	$5,418,974,003
[2] Repurchase agreements at cost - affiliated	12,200,000
[3] Repurchase agreements at cost - unaffiliated	4,641,358,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	13

Statement of Assets and Liabilities (concluded)

April 30, 2008 (Unaudited)	FedFund
Institutional
Net Assets	$7,906,941,973
Shares outstanding, unlimited number of shares authorized	7,906,950,609
Net Asset Value	$1.00
Dollar
Net Assets	$833,986,007
Shares outstanding, unlimited number of shares authorized	833,971,196
Net Asset Value	$1.00
Cash Reserve
Net Assets	$1,545,524
Shares outstanding, unlimited number of shares authorized	1,545,721
Net Asset Value	$1.00
Administration
Net Assets	$101,305,204
Shares outstanding, unlimited number of shares authorized	101,306,280
Net Asset Value	$1.00
Select
Net Assets	$134,727,935
Shares outstanding, unlimited number of shares authorized	134,729,622
Net Asset Value	$1.00
Premier Choice
Net Assets	$2,273
Shares outstanding, unlimited number of shares authorized	2,281
Net Asset Value	$1.00
Private Client
Net Assets	$969,801,966
Shares outstanding, unlimited number of shares authorized	969,815,471
Net Asset Value	$1.00
Premier
Net Assets	$140,023,562
Shares outstanding, unlimited number of shares authorized	140,025,317
Net Asset Value	$1.00

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	APRIL 30, 2008

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited)	FedFund
Investment Income
Interest	$159,933,468
Interest from affiliates	423,332

Total investment income	160,356,800

Expenses
Management	8,915,203
Service - class specific	4,097,103
Distribution - class specific	2,014,009
Transfer agent	174,829
Custodian	157,018
Registration	40,003
Professional	57,197
Officer and Trustees	34,675
Printing	9,257
Miscellaneous	55,387

Total expenses	15,554,681
Less management fees waived	(881,485)
Less distribution fees waived - class specific	(1,766,286)
Less service fees waived - class specific	(147,539)
Less fees paid indirectly	(91,630)

Total expenses after waivers	12,667,741

Net investment income	147,689,059

Net Increase in Net Assets Resulting from Operations	$147,689,059

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	15

Statements of Changes in Net Assets

	FedFund
Increase in Net Assets:	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Operations
Net investment income	$147,689,059	$174,364,560

Net increase in net assets resulting from operations	147,689,059	174,364,560

Dividends to Shareholders from
Net investment income:
Institutional	(114,526,132)	(125,002,205)
Dollar	(12,343,035)	(22,516,414)
Cash Reserve	(36,277)	(144,588)
Administration	(1,190,838)	(2,544,467)
Select	(1,979,400)	(2,415,677)
Premier Choice	(39)	(106)
Private Client	(15,175,978)	(18,860,453)
Premier	(2,437,215)	(2,880,795)

Decrease in net assets resulting from dividends to shareholders	(147,688,914)	(174,364,705)

Capital Share Transactions
Net increase in net assets resulting from capital share transactions	3,817,022,701	2,958,400,893

Net Assets
Total increase in net assets	3,817,022,846	2,958,400,748
Beginning of period	6,271,311,598	3,312,910,850

End of period	$10,088,334,444	$6,271,311,598

End of period distributions in excess of net investment income	—	$(145)

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	FedFund

	Institutional
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0184	0.0507	0.0463	0.0269	0.0105	0.0110
Dividends from net investment income	(0.0184)	(0.0507)	(0.0463)	(0.0269)	(0.0105)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.85%[2]	5.19%	4.73%	2.73%	1.05%	1.10%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses, net of waivers	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.22%[3]	0.27%	0.28%	0.29%	0.29%	0.28%

Net investment income	3.53%[3]	5.04%	4.64%	2.73%	1.04%	1.10%

Supplemental Data
Net assets, end of period (000)	$7,906,942	$4,583,892	$2,417,594	$2,320,001	$1,883,220	$2,163,336

1	Audited by other auditors.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	17

Financial Highlights (continued)	FedFund

	Dollar
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0171	0.0482	0.0438	0.0244	0.0080	0.0085
Dividends from net investment income	(0.0171)	(0.0482)	(0.0438)	(0.0244)	(0.0080)	(0.0085)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.72%[2]	4.93%	4.47%	2.47%	0.80%	0.85%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses, net of waivers	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.47%[3]	0.52%	0.53%	0.54%	0.54%	0.53%

Net investment income	3.38%[3]	4.83%	4.46%	2.49%	0.79%	0.87%

Supplemental Data
Net assets, end of period (000)	$833,986	$683,594	$415,040	$372,460	$345,479	$397,344

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	FedFund

	Cash Reserve
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,				Period Ended 10/31/03[1,4]
		2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0164	0.0467	0.0423	0.0229	0.0065	0.0034
Dividends from net investment income	(0.0164)	(0.0467)	(0.0423)	(0.0229)	(0.0065)	(0.0034)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.65%[2]	4.78%	4.31%	2.32%	0.65%	0.59%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.60%[3]	0.60%	0.60%	0.60%	0.60%	0.60%[3]

Total expenses, net of waivers	0.60%[3]	0.60%	0.60%	0.60%	0.60%	0.60%[3]

Total expenses	0.62%[3]	0.66%	0.68%	0.70%	0.69%	0.69%[3]

Net investment income	3.53%[3]	4.61%	4.26%	1.94%	0.62%	0.58%[3]

Supplemental Data
Net assets, end of period (000)	$1,546	$1,183	$1,082	$1,547	$9,276	$13,492

1	Audited by other auditors.

2	Aggregate total investment return.

3	Annualized.

4	Commenced operations on April 1, 2003.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	19

Financial Highlights (continued)	FedFund

	Administration
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,		Period Ended 10/31/05[1,2]
		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0179	0.0497	0.0453	0.0110
Dividends from net investment income	(0.0179)	(0.0497)	(0.0453)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.80%[3]	5.09%	4.63%	1.10%[3]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.30%[4]	0.30%	0.30%	0.30%[4]

Total expenses, net of waivers	0.30%[4]	0.30%	0.30%	0.30%[4]

Total expenses	0.32%[4]	0.38%	0.38%	0.39%[4]

Net investment income	3.33%[4]	4.97%	4.67%	2.63%[4]

Supplemental Data
Net assets, end of period (000)	$101,305	$41,411	$83,069	$43,480

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	FedFund

	Select
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,
		2007	2006	2005	2004	2003[5]
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0144	0.0427	0.0383	0.0189	0.0031	0.0033
Dividends from net investment income	(0.0144)	(0.0427)	(0.0383)	(0.0189)	(0.0031)	(0.0033)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.45%[3]	4.36%	3.90%	1.91%	0.31%	0.33%

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	1.00%[4]	1.00%	1.00%	1.00%	0.95%	0.95%

Total expenses, net of waivers	1.00%[4]	1.00%	1.00%	1.00%	0.95%	0.95%

Total expenses	1.07%[4]	1.12%	1.13%	1.09%	1.09%	1.08%

Net investment income	2.81%[4]	4.24%	3.86%	2.14%	0.36%	0.30%

Supplemental Data
Net assets, end of period (000)	$134,728	$98,752	$52,420	$47,205	$18,837	$7,889

1	Commenced operations on November 10, 2004.

2	There were no Administration Shares outstanding during the period November 19, 2004 to July 5, 2005.

3	Aggregate total investment return.

4	Annualized.

5	Audited by other auditors.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	21

Financial Highlights (continued)	FedFund

	Premier Choice
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[1]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0171	0.0482	0.0438	0.0244	0.0054
Dividends from net investment income	(0.0171)	(0.0482)	(0.0438)	(0.0244)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.72%[2]	4.93%	4.47%	2.47%	0.54%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.45%[3]	0.45%	0.45%	0.45%	0.45%[3]

Total expenses, net of waivers	0.45%[3]	0.45%	0.45%	0.45%	0.45%[3]

Total expenses	0.72%[3]	0.77%	0.53%	0.87%	0.54%[3]

Net investment income	3.28%[3]	4.83%	4.39%	2.48%	0.92%[3]

Supplemental Data
Net assets, end of period (000)	$2	$2	$2	$2	$2

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights (continued)	FedFund

	Private Client
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[1]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0160	0.0462	0.0423	0.0229	0.0045
Dividends from net investment income	(0.0160)	(0.0462)	(0.0423)	(0.0229)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.61%[2]	4.72%	4.31%	2.32%	0.45%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.68%[3]	0.66%	0.60%	0.60%	0.58%[3]

Total expenses, net of waivers	0.68%[3]	0.66%	0.60%	0.60%	0.58%[3]

Total expenses	1.07%[3]	1.12%	1.13%	1.14%	0.80%[3]

Net investment income	3.15%[3]	4.58%	4.25%	2.59%	0.92%[3]

Supplemental Data
Net assets, end of period (000)	$969,802	$768,612	$295,307	$241,913	$50,579

1	Commenced operations on March 26, 2004.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	23

Financial Highlights (concluded)	FedFund

	Premier
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period Ended 10/31/04[1]
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0160	0.0462	0.0423	0.0227	0.0038
Dividends from net investment income	(0.0160)	(0.0462)	(0.0423)	(0.0227)	(0.0038)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.61%[2]	4.72%	4.31%	2.30%	0.38%[2]

Ratios to Average Net Assets
Total expenses, net of waivers including fees paid indirectly	0.68%[3]	0.66%	0.60%	0.60%	0.70%[3]

Total expenses, net of waivers	0.68%[3]	0.66%	0.60%	0.60%	0.70%[3]

Total expenses	0.82%[3]	0.87%	0.88%	0.89%	0.79%[3]

Net investment income	3.13%[3]	4.60%	4.15%	2.84%	0.60%[3]

Supplemental Data
Net assets, end of period (000)	$140,024	$93,867	$48,396	$86,126	$2

1	Commenced operations on March 26, 2004.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Liquidity Funds (the “Trust”), a Delaware statutory business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The financial statements and these accompanying notes relate to the FedFund (the “Fund”). The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

FedFund offers ten classes of shares: Administration Shares, Select Shares, Premier Shares, Premier Choice Shares, Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of April 30, 2008, no Cash Plus Shares were outstanding.

Effective February 21, 2008 Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares and Bear Stearns Private Client Shares were renamed Select Shares, Premier Shares, Premier Choice Shares and Private Client Shares, respectively.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Fund securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or adverse results to shareholders. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

Investment Transactions and Investment Income: Investment transactions

SEMI-ANNUAL REPORT	APRIL 30, 2008	25

Notes to Financial Statements (continued)

are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective April 30, 2008, the Fund implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s tax returns remains open for the years ended September 30, 2004 through September 30, 2006. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal

26	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (continued)

year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to FedFund are charged directly. Other operating expenses shared by several Funds are pro-rated among those Funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. PFPC Trust Company (“PTC”), an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), is the Trust’s custodian and PFPC Inc. (“PFPC”), an indirect, wholly owned subsidiary of PNC, is the Trust’s transfer agent and sub-administrator. BlackRock Distributors, Inc., (“BDI”), an indirect wholly-owned subsidiary of PNC, serves as the Trust’s distributor. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and PNC are principal owners of BlackRock, Inc.

The Trust has entered into a management agreement with BIMC under which it provides certain advisory, administration and accounting services. BIMC has entered into a sub-administration agreement with PFPC under which PFPC provides certain administration services with respect to the Trust.

SEMI-ANNUAL REPORT	APRIL 30, 2008	27

Notes to Financial Statements (continued)

For the management and administration services provided and expenses assumed by it under the management agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

FedFund
Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess
.095% of the next $1 billion*	of $3 billion.**
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The management fee is equal to calculation A plus calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.

**	Based on the average net assets of FedFund.

Until February 28, 2009, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.20% of the average daily net assets of FedFund. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

Pursuant to the Select Shares Distribution Plan, the Premier Shares Distribution Plan, the Premier Choice Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may pay BDI a fee for distribution and sales support services. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Fund. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Select, Premier, Premier Choice and Private Client Share classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

Pursuant to the Distribution Plan the Fund pays BDI ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

28	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (continued)

	Service Fee[1]	Distribution Fee [1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Premier Choice	0.40%	0.10%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1)	Due to certain contractual and voluntary waivers the above stated rates may be reduced.

For the six months ended April 30, 2008, the following charts show the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

Share Classes	Service Fees	Service Fees Waived	Distribution Fees	Distribution Fees Waived
Dollar	$899,434	$—	$—	$—
Cash Reserve	4,122	—	—	—
Administration	35,934	—	—	—
Select	353,891	35,389	247,724	—
Premier Choice	5	2	2	2
Private Client	2,411,082	96,443	1,687,756	1,687,757
Premier	392,635	15,705	78,527	78,527

Total	$4,097,103	$147,539	$2,014,009	$1,766,286

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly. The fee is based upon an annualized percentage of the average net assets of each Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion.

The Fund may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PTC.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are included on the Statements of Operations as fees paid indirectly.

Pursuant to the Transfer Agent Agreement, PFPC serves as the transfer and dividend disbursing agent for the Fund. For its services, PFPC receives an annual fee of $1,750,000 for the first 40 share classes plus $50,000 for each additional share class beyond the first 40, plus transaction fees, per account fees and disbursements.

For the six months ended April 30, 2008, the Fund paid to affiliates the

SEMI-ANNUAL REPORT	APRIL 30, 2008	29

Notes to Financial Statements (continued)

following fees in return for distribution and sales support services:

FedFund	$860,291

The Fund may receive earnings credits related to cash balances in transfer agent demand deposit accounts with PFPC which are included on the Statement of Operations as fees paid indirectly.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Shares:

The Trust’s Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Fund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown on the following pages for such transactions.

Transactions in capital shares for each period were as follows:

	FedFund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Shares sold:
Institutional	$32,843,189,732	$19,166,783,329
Dollar	6,453,497,558	12,449,089,470
Cash Reserve	53,661,274	31,133,706
Administration	73,428,973	47,698,207
Select	231,017,204	187,645,415
Premier Choice	1	1
Private Client	784,257,995	956,296,510
Premier	281,691,285	232,915,996
Shares issued in reinvestment of dividends:
Institutional	72,530,236	61,381,648
Dollar	313,655	1,352,112
Cash Reserve	34,743	142,790
Administration	408,644	3,225
Select	1,985,612	2,410,724
Premier Choice	39	106
Private Client	15,225,263	18,807,572
Premier	2,442,341	2,875,927
Shares redeemed:
Institutional	(29,592,697,960)	(17,061,867,541)
Dollar	(6,303,407,748)	(12,181,887,181)
Cash Reserve	(53,333,049)	(31,176,238)

30	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (concluded)

	FedFund
	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Administration	$(13,941,986)	$(89,359,863)
Select	(197,025,207)	(143,724,646)
Premier Choice	(1)	(129)
Private Client	(598,280,900)	(501,798,833)
Premier	(237,975,003)	(190,321,414)

Net increase	$3,817,022,701	$2,958,400,893

4. Capital Loss Carryforward:

As of April 30, 2008, the Fund had capital loss carryforwards available to offset future realized capital gains:

	Expiring October 31,
	2013	Total
FedFund	$12,054	$12,054

SEMI-ANNUAL REPORT	APRIL 30, 2008	31

Officers and Trustees

David O. Beim, Trustee

Richard S. Davis, Trustee

Ronald W. Forbes, Trustee

Henry Gabbay, Trustee

Dr. Matina Horner, Trustee

Rodney D. Johnson, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Jr., Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

Donald C. Burke, Trust President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer of the Funds

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor and Administrator

BlackRock Institutional Management Corporation

Wilmington, DE 19809

Sub-Administrator and Transfer Agent

PFPC Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, PA 19406

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Electronic copies of most financial reports and prospectuses are available on the Funds’ website.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock uses to determine how to vote proxies relating to Fund securities is available without charge, upon request, by calling 1-800-821-7432, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling 1-800-821-7432 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of Fund holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q may also be obtained, upon request, by calling 1-800-821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

SEMI-ANNUAL REPORT	APRIL 30, 2008	32

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Invest with a purpose.

Invest for our planet.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the Funds involve investment risks, including the possible loss of the principal amount invested.

Sierra Club Mutual Funds

www.sierraclubfunds.com

E-Mail: info@sierraclubfunds.com

Toll-Free Tel: (866) 897-5982

SCMMSANN 4/08

Printed on recycled paper

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Liquidity Funds

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: June 23, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: June 23, 2008